UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

American Funds Asset Allocation HLS Fund

Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,511	American Funds Insurance Series - Asset Allocation Fund Class 1		$69,687

	Total investment companies
	(cost $52,473)		$69,687

	Total investments
	(cost $52,473) ▲	100.0%	$69,687
	Other assets and liabilities	–%	(12)
	Total net assets	100.0%	$69,675

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $54,304 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$17,214
Unrealized Depreciation	(1,831)
Net Unrealized Appreciation	$15,383

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$69,687
Total	$69,687

American Funds Blue Chip Income and Growth HLS Fund

Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,884	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$43,461

	Total investment companies
	(cost $32,532)		$43,461

	Total investments
	(cost $32,532) ▲	100.0%	$43,461
	Other assets and liabilities	–%	(9)
	Total net assets	100.0%	$43,452

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $33,531 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,929
Unrealized Depreciation	(999)
Net Unrealized Appreciation	$9,930

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$43,461
Total	$43,461

1

American Funds Bond HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
17,194	American Funds Insurance Series - Bond Fund Class 1		$194,116

	Total investment companies
	(cost $183,477)		$194,116

	Total investments
	(cost $183,477) ▲	100.0%	$194,116
	Other assets and liabilities	–%	(31)
	Total net assets	100.0%	$194,085

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $184,314 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,639
Unrealized Depreciation	(837)
Net Unrealized Appreciation	$9,802

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$194,116
Total	$194,116

American Funds Global Bond HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,028	American Funds Insurance Series - Global Bond Fund Class 1		$36,546

	Total investment companies
	(cost $35,516)		$36,546

	Total investments
	(cost $35,516) ▲	100.0%	$36,546
	Other assets and liabilities	–%	(8)
	Total net assets	100.0%	$36,538

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $35,568 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,030
Unrealized Depreciation	(52)
Net Unrealized Appreciation	$978

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$36,546
Total	$36,546

2

American Funds Global Growth and Income HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
6,764	American Funds Insurance Series - Global Growth and Income Fund Class 1		$75,958

	Total investment companies
	(cost $50,791)		$75,958

	Total investments
	(cost $50,791) ▲	100.0%	$75,958
	Other assets and liabilities	–%	(14)
	Total net assets	100.0%	$75,944

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $52,686 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$25,167
Unrealized Depreciation	(1,895)
Net Unrealized Appreciation	$23,272

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$75,958
Total	$75,958

American Funds Global Growth HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,172	American Funds Insurance Series - Global Growth Fund Class 1		$29,317

	Total investment companies
	(cost $20,270)		$29,317

	Total investments
	(cost $20,270) ▲	100.0%	$29,317
	Other assets and liabilities	–%	(7)
	Total net assets	100.0%	$29,310

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $21,861 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,047
Unrealized Depreciation	(1,591)
Net Unrealized Appreciation	$7,456

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$29,317
Total	$29,317

3

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,548	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$56,675

	Total investment companies
	(cost $42,484).		$56,675

	Total investments
	(cost $42,484) ▲	100.0%	$56,675
	Other assets and liabilities	–%	(12)
	Total net assets	100.0%	$56,663

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $44,885 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,191
Unrealized Depreciation	(2,401)
Net Unrealized Appreciation	$11,790

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$56,675
Total	$56,675

American Funds Growth HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,334	American Funds Insurance Series - Growth Fund Class 1		$347,422

	Total investment companies
	(cost $208,802)		$347,422

	Total investments
	(cost $208,802) ▲	100.0%	$347,422
	Other assets and liabilities	–%	(53)
	Total net assets	100.0%	$347,369

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $217,946 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$138,620
Unrealized Depreciation	(9,144)
Net Unrealized Appreciation	$129,476

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$347,422
Total	$347,422

4

American Funds Growth-Income HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
4,679	American Funds Insurance Series - Growth-Income Fund Class 1		$196,457

	Total investment companies
	(cost $128,098)		$196,457

	Total investments
	(cost $128,098) ▲	100.0%	$196,457
	Other assets and liabilities	–%	(29)
	Total net assets	100.0%	$196,428

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $131,968 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$68,359
Unrealized Depreciation	(3,870)
Net Unrealized Appreciation	$64,489

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$196,457
Total	$196,457

American Funds International HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
12,204	American Funds Insurance Series - International Fund Class 1		$224,425

	Total investment companies
	(cost $179,594)		$224,425

	Total investments
	(cost $179,594) ▲	100.0%	$224,425
	Other assets and liabilities	–%	(37)
	Total net assets	100.0%	$224,388

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $185,623 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$44,831
Unrealized Depreciation	(6,029)
Net Unrealized Appreciation	$38,802

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$224,425
Total	$224,425

5

American Funds New World HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,146	American Funds Insurance Series - New World Fund Class 1		$49,103

	Total investment companies
	(cost $41,138).		$49,103

	Total investments
	(cost $41,138) ▲	100.0%	$49,103
	Other assets and liabilities	–%	(11)
	Total net assets	100.0%	$49,092

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $43,163 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,965
Unrealized Depreciation	(2,025)
Net Unrealized Appreciation	$5,940

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$49,103
Total	$49,103

6

Hartford Balanced HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 69.9%
	Automobiles and Components - 0.6%
1,597	Ford Motor Co.	$20,997

	Banks - 3.7%
596	BB&T Corp.	18,708
562	PNC Financial Services Group, Inc.	37,343
1,713	Wells Fargo & Co.	63,361
		119,412
	Capital Goods - 5.6%
406	3M Co.	43,137
319	Boeing Co.	27,425
524	Ingersoll-Rand plc	28,850
638	PACCAR, Inc.	32,258
331	Stanley Black & Decker, Inc.	26,783
255	United Technologies Corp.	23,797
		182,250
	Consumer Durables and Apparel - 0.3%
181	Coach, Inc.	9,028

	Diversified Financials - 6.4%
202	Ameriprise Financial, Inc.	14,880
126	BlackRock, Inc.	32,457
923	Citigroup, Inc.	40,830
168	Goldman Sachs Group, Inc.	24,770
834	Invesco Ltd.	24,157
1,474	JP Morgan Chase & Co.	69,965
		207,059
	Energy - 7.5%
370	Anadarko Petroleum Corp.	32,375
476	BP plc ADR	20,150
304	Chevron Corp.	36,112
630	Exxon Mobil Corp.	56,780
591	Halliburton Co.	23,896
305	Noble Corp.	11,618
268	Occidental Petroleum Corp.	21,041
383	Southwestern Energy Co. ●	14,286
1,137	Statoilhydro ASA ADR	27,982
		244,240
	Food and Staples Retailing - 1.0%
590	CVS Caremark Corp.	32,462

	Food, Beverage and Tobacco - 4.0%
725	General Mills, Inc.	35,743
203	Kraft Foods Group, Inc.	10,472
435	PepsiCo, Inc.	34,380
256	Philip Morris International, Inc.	23,723
669	Unilever N.V. NY Shares ADR	27,417
		131,735
	Health Care Equipment and Services - 2.6%
355	Baxter International, Inc.	25,752
468	Covidien plc	31,753
489	UnitedHealth Group, Inc.	27,966
		85,471
	Insurance - 2.3%
648	American International Group, Inc. ●	25,171
900	Marsh & McLennan Cos., Inc.	34,156
581	Unum Group	16,418
		75,745
	Materials - 2.6%
662	Dow Chemical Co.	21,064
543	International Paper Co.	25,291
367	Mosaic Co.	21,849
338	Nucor Corp.	15,586
		83,790
	Media - 3.0%
316	CBS Corp. Class B	14,757
716	Comcast Corp. Class A	30,067
622	Thomson Reuters Corp.	20,194
594	Walt Disney Co.	33,718
		98,736
	Pharmaceuticals, Biotechnology and Life Sciences - 9.4%
507	Agilent Technologies, Inc.	21,299
302	Amgen, Inc.	31,006
299	Celgene Corp. ●	34,712
1,129	Daiichi Sankyo Co., Ltd.	21,789
155	Johnson & Johnson	12,629
1,204	Merck & Co., Inc.	53,249
1,511	Pfizer, Inc.	43,621
151	Roche Holding AG	35,256
404	UCB S.A.	25,869
455	Vertex Pharmaceuticals, Inc. ●	25,038
		304,468
	Retailing - 4.2%
11,702	Allstar Co. ⌂†	15,763
54	AutoZone, Inc. ●	21,544
11,241	Buck Holdings L.P.⌂●†	9,663
391	Kohl's Corp.	18,021
1,402	Lowe's Co., Inc.	53,147
343	Nordstrom, Inc.	18,960
		137,098
	Semiconductors and Semiconductor Equipment - 3.2%
637	Analog Devices, Inc.	29,610
1,265	Intel Corp.	27,637
897	Maxim Integrated Products, Inc.	29,289
442	Xilinx, Inc.	16,888
		103,424
	Software and Services - 5.0%
373	Accenture plc	28,329
438	Automatic Data Processing, Inc.	28,476
529	eBay, Inc. ●	28,707
60	Google, Inc. ●	47,697
998	Microsoft Corp.	28,550
		161,759
	Technology Hardware and Equipment - 6.1%
149	Apple, Inc.	65,992
2,898	Cisco Systems, Inc.	60,606
1,325	EMC Corp. ●	31,643
503	Hewlett-Packard Co.	11,990
436	Qualcomm, Inc.	29,218
		199,449
	Telecommunication Services - 0.5%
605	Vodafone Group plc ADR	17,198

	Transportation - 0.7%
216	FedEx Corp.	21,180

1

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 69.9% - (continued)
	Utilities - 1.2%
501	NextEra Energy, Inc.	$38,935

	Total common stocks
	(cost $1,740,282)	$2,274,436

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
	Finance and Insurance - 0.2%
	Ally Master Owner Trust
$4,885	1.54%, 09/15/2019	$4,904
	Goldman Sachs Mortgage Securities Corp. II
110	2.79%, 03/06/2020 ■Δ	110
	New Century Home Equity Loan Trust
8	0.49%, 03/25/2035 Δ	8
		5,022

	Total asset & commercial mortgage backed securities
	(cost $5,001)	$5,022

CORPORATE BONDS - 10.3%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,704	5.98%, 04/19/2022	$4,213
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	3,031
2,768	6.15%, 08/01/2022	3,266
		10,510
	Arts, Entertainment and Recreation - 0.9%
	CBS Corp.
6,860	3.38%, 03/01/2022	6,987
575	5.75%, 04/15/2020	677
	Comcast Corp.
1,000	4.50%, 01/15/2043	1,005
1,740	4.65%, 07/15/2042	1,771
4,500	5.90%, 03/15/2016	5,148
	DirecTV Holdings LLC
3,310	6.38%, 03/01/2041	3,705
	Discovery Communications, Inc.
280	3.25%, 04/01/2023	284
325	4.88%, 04/01/2043	333
250	4.95%, 05/15/2042	257
	News America, Inc.
1,275	4.50%, 02/15/2021	1,438
	Time Warner Cable, Inc.
930	4.50%, 09/15/2042	845
4,120	5.85%, 05/01/2017	4,785
	Viacom, Inc.
835	3.88%, 12/15/2021	893
		28,128
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
2,445	4.75%, 05/05/2021	2,767
	Anheuser-Busch InBev Worldwide, Inc.
3,205	7.75%, 01/15/2019	4,212
	BAT International Finance plc
2,775	3.25%, 06/07/2022 ■	2,885
	Coca-Cola Co.
500	3.30%, 09/01/2021	542
	Heineken N.V.
1,330	2.75%, 04/01/2023 ■	1,306
50	4.00%, 10/01/2042 ■	48
	Molson Coors Brewing Co.
60	2.00%, 05/01/2017	61
765	3.50%, 05/01/2022	796
495	5.00%, 05/01/2042	524
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	324
		13,465
	Chemical Manufacturing - 0.0%
	Agrium, Inc.
660	6.13%, 01/15/2041	741

	Couriers and Messengers - 0.0%
	FedEx Corp.
270	2.63%, 08/01/2022	265

	Finance and Insurance - 5.5%
	ACE INA Holdings, Inc.
700	5.88%, 06/15/2014	744
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,582
	Bank of America Corp.
4,500	5.00%, 05/13/2021	5,044
200	7.38%, 05/15/2014	214
	Barclays Bank plc
2,150	2.38%, 01/13/2014	2,179
	BP Capital Markets plc
2,850	4.75%, 03/10/2019	3,301
	Brandywine Operating Partnership
2,010	6.00%, 04/01/2016	2,245
	Capital One Financial Corp.
2,460	2.15%, 03/23/2015	2,510
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,979
	Citigroup, Inc.
3,000	5.85%, 08/02/2016	3,418
2,700	6.13%, 05/15/2018	3,217
1,700	6.88%, 03/05/2038	2,230
520	8.13%, 07/15/2039	762
	Credit Agricole S.A.
3,950	3.50%, 04/13/2015 ■	4,102
	Discover Financial Services, Inc.
3,620	6.45%, 06/12/2017	4,241
	Eaton Vance Corp.
3,305	6.50%, 10/02/2017	3,969
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,753
	Ford Motor Credit Co. LLC
2,665	3.00%, 06/12/2017	2,733
	General Electric Capital Corp.
4,300	4.38%, 09/16/2020	4,802
5,000	5.88%, 01/14/2038	5,830

2

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.3% - (continued)
	Finance and Insurance - 5.5% - (continued)
	Goldman Sachs Group, Inc.
$6,000	5.63%, 01/15/2017	$6,717
1,700	6.15%, 04/01/2018	2,003
2,590	6.25%, 02/01/2041	3,078
	HCP, Inc.
2,030	6.00%, 01/30/2017	2,350
	HSBC Holdings plc
4,000	6.10%, 01/14/2042	5,073
	ING Bank N.V.
5,200	3.75%, 03/07/2017 ■	5,541
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	8,241
	JP Morgan Chase & Co.
2,240	3.25%, 09/23/2022	2,236
2,000	4.95%, 03/25/2020	2,293
6,035	5.13%, 09/15/2014	6,402
1,080	5.40%, 01/06/2042	1,240
	Merrill Lynch & Co., Inc.
1,000	6.40%, 08/28/2017	1,174
6,000	6.88%, 04/25/2018	7,242
	Morgan Stanley
250	5.63%, 09/23/2019	287
	National City Corp.
4,250	6.88%, 05/15/2019	5,262
	Nordea Bank AB
1,790	3.70%, 11/13/2014 ■	1,874
	Postal Square L.P.
13,245	8.95%, 06/15/2022	18,019
	Prudential Financial, Inc.
3,000	5.50%, 03/15/2016	3,380
	Rabobank Netherlands
3,900	3.20%, 03/11/2015 ■	4,072
	Republic New York Capital I
500	7.75%, 11/15/2026	506
	Southern Capital Corp.
49	5.70%, 06/30/2022 ■	53
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,796
	Svenska Handelsbanken AB
2,900	4.88%, 06/10/2014 ■	3,046
	UBS AG Stamford
235	5.88%, 12/20/2017	279
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,580
1,000	5.75%, 06/15/2017	1,175
	WEA Finance LLC
1,450	7.13%, 04/15/2018 ■	1,789
	Wellpoint, Inc.
421	3.30%, 01/15/2023	427
		177,990
	Food Manufacturing - 0.5%
	ConAgra Foods, Inc.
265	1.90%, 01/25/2018	268
235	3.20%, 01/25/2023	234
	Kellogg Co.
3,900	4.00%, 12/15/2020	4,342
	Kraft Foods Group, Inc.
555	2.25%, 06/05/2017	576
535	3.50%, 06/06/2022	559
605	5.00%, 06/04/2042	649
285	5.38%, 02/10/2020	339
	Mondelez International, Inc.
3,800	4.13%, 02/09/2016	4,137
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	4,005
		15,109
	Health Care and Social Assistance - 0.2%
	Amgen, Inc.
3,300	5.15%, 11/15/2041	3,541
	GlaxoSmithKline Capital, Inc.
2,370	2.80%, 03/18/2023	2,384
	Kaiser Foundation Hospitals
326	3.50%, 04/01/2022	342
640	4.88%, 04/01/2042	699
	McKesson Corp.
100	2.85%, 03/15/2023	101
	Zoetis, Inc.
150	3.25%, 02/01/2023 ■	152
180	4.70%, 02/01/2043 ■	184
		7,403
	Information - 0.4%
	America Movil S.A.B. de C.V.
635	3.13%, 07/16/2022	623
530	4.38%, 07/16/2042	488
	AT&T, Inc.
2,510	6.80%, 05/15/2036	3,182
	BellSouth Telecommunications, Inc.
650	7.00%, 12/01/2095	763
	Cox Communications, Inc.
255	4.70%, 12/15/2042 ■	251
	France Telecom S.A.
1,300	4.13%, 09/14/2021	1,394
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■Δ	2,153
	Verizon Communications, Inc.
2,415	3.50%, 11/01/2021	2,510
715	4.75%, 11/01/2041	708
		12,072
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
365	3.10%, 06/01/2022	383

	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,839

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	7,035
	EnCana Corp.
305	5.90%, 12/01/2017	359
	Gazprom Neft OAO via GPN Capital S.A.
1,100	4.38%, 09/19/2022 ■	1,085

3

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.3% - (continued)
	Petroleum and Coal Products Manufacturing - 0.5% - (continued)
	Motiva Enterprises LLC
$420	5.75%, 01/15/2020 ■	$504
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,275
	Shell International Finance B.V.
6,400	4.38%, 03/25/2020	7,417
		17,675
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	6,276

	Real Estate, Rental and Leasing - 0.1%
	ERAC USA Finance Co.
1,121	2.25%, 01/10/2014 ■	1,134
340	2.75%, 03/15/2017 ■	354
1,800	4.50%, 08/16/2021 ■	1,983
1,500	5.63%, 03/15/2042 ■	1,673
		5,144
	Retail Trade - 0.2%
	Amazon.com, Inc.
1,550	2.50%, 11/29/2022	1,508
	AutoZone, Inc.
1,908	3.70%, 04/15/2022	1,969
	Lowe's Cos., Inc.
3,400	4.63%, 04/15/2020	3,928
		7,405
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
8,976	9.36%, 01/01/2021	11,871

	Utilities - 0.5%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,314
	Indianapolis Power and Light
3,750	6.60%, 06/01/2037 ■	4,883
	Southern California Edison Co.
4,000	5.55%, 01/15/2037	4,924
		15,121
	Total corporate bonds
	(cost $296,427)	$335,397

MUNICIPAL BONDS - 1.0%
	General Obligations - 0.2%
	California State GO, Taxable,
$1,235	7.55%, 04/01/2039	$1,783
	Chicago, IL, Metropolitan Water
	Reclamation GO,
685	5.72%, 12/01/2038	879
	Los Angeles, CA, USD GO,
4,300	5.75%, 07/01/2034	5,261
		7,923
	Health Care/Services - 0.1%
	University of California, Regents MedCenter
	Pooled Rev,
1,935	6.58%, 05/15/2049	2,539

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,411

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist Joint Powers Agency,
2,870	2.61%, 03/15/2014	2,930

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,905

	Transportation - 0.4%
	Bay Area, CA, Toll Auth Bridge Rev,
3,100	6.26%, 04/01/2049	4,233
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,377
	Maryland State Transportation Auth,
1,350	5.89%, 07/01/2043	1,763
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,254
570	6.04%, 12/01/2029	741
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,618
		14,986
	Total municipal bonds
	(cost $26,788)	$33,694

U.S. GOVERNMENT AGENCIES - 1.4%
	FHLMC - 0.4%
$135	2.28%, 04/01/2029 Δ	$140
56	4.00%, 03/01/2041	59
5,282	5.00%, 07/01/2028 - 05/01/2041	5,708
7,832	5.50%, 12/01/2036 - 09/01/2040	8,497
		14,404
	FNMA - 0.1%
560	4.78%, 02/01/2014	564
639	4.98%, 12/01/2013	646
194	5.00%, 02/01/2019 - 04/01/2019	210
3	6.50%, 11/01/2013	3
1	7.00%, 02/01/2029	1
		1,424
	GNMA - 0.9%
17,000	4.00%, 04/15/2040 ☼	18,528
3,183	6.00%, 06/15/2024 - 06/15/2035	3,617
1,045	6.50%, 03/15/2026 - 02/15/2035	1,203
4,521	7.00%, 11/15/2031 - 11/15/2033	5,428
218	7.50%, 09/16/2035	252
851	8.00%, 09/15/2026 - 02/15/2031	947

4

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 1.4% - (continued)
	GNMA - 0.9% - (continued)
$28	9.00%, 07/20/2016 - 06/15/2022		$29
			30,004
	Total U.S. government agencies
	(cost $44,298)		$45,832

U.S. GOVERNMENT SECURITIES - 15.7%
Other Direct Federal Obligations - 1.3%
	FFC - 0.5%
$17,617	4.40%, 12/06/2013 - 12/27/2013 ○		$17,535

	Tennessee Valley Authority - 0.8%
22,300	4.38%, 06/15/2015		24,257
			41,792
U.S. Treasury Securities - 14.4%
	U.S. Treasury Bonds - 3.4%
27,325	2.75%, 11/15/2042		25,327
23,178	4.38%, 02/15/2038 - 11/15/2039		28,980
18,000	6.00%, 02/15/2026 ‡		25,622
22,275	6.25%, 08/15/2023		31,526
			111,455
	U.S. Treasury Notes - 11.0%
14,400	0.13%, 12/31/2014		14,375
90,920	0.25%, 10/31/2014 - 02/28/2015		90,938
8,300	0.63%, 05/31/2017		8,310
5,343	0.88%, 01/31/2017		5,413
4,800	1.00%, 09/30/2016		4,890
113,200	1.25%, 10/31/2015		115,897
28,700	1.50%, 06/30/2016		29,707
7,400	1.63%, 11/15/2022		7,269
5,300	2.00%, 04/30/2016		5,562
23,000	2.75%, 02/15/2019		25,357
18,935	3.50%, 05/15/2020		21,864
24,575	3.88%, 05/15/2018		28,392
			357,974
			469,429
	Total U.S. government securities
	(cost $477,759)		$511,221

	Total long-term investments
	(cost $2,590,555)		$3,205,602

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $1,741,
	collateralized by U.S. Treasury Note
	0.25% - 0.880%, 2014 - 2017, value of
	$1,775)
$1,740	0.19%, 03/28/2013		$1,740
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $6,809, collateralized by
	FHLMC 3.50%, 2042, FNMA 3.00% -
	4.00%, 2042, U.S. Treasury Note 0.25%,
	2014, value of $6,945)
6,809	0.17%, 03/28/2013		6,809
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $12,404, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value
	of $12,652)
12,404	0.15%, 03/28/2013		12,404
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $18,322,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $18,688)
18,322	0.15%, 03/28/2013		18,322
	Deutsche Bank Securities TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $332,
	collateralized by FNMA 4.00% - 6.00%,
	2039 - 2040, value of $338)
332	0.25%, 03/28/2013		332
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $9,988, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 -
	2023, value of $10,188)
9,988	0.16%, 03/28/2013		9,988
	TD Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $7,722, collateralized by
	FHLMC 3.50%, 2026 - 2042, FNMA
	3.00% - 3.50%, 2032 - 2043, value of
	$7,877)
7,722	0.20%, 03/28/2013		7,722
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$106, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $108)
106	0.14%, 03/28/2013		106
			57,423
	Total short-term investments
	(cost $57,423)		$57,423

	Total investments
	(cost $2,647,978) ▲	100.3%	$3,263,025
	Other assets and liabilities	(0.3)%	(9,328)
	Total net assets	100.0%	$3,253,697

5

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $2,668,072 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$642,001
Unrealized Depreciation	(47,048)
Net Unrealized Appreciation	$594,953

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2013, the aggregate value of these securities was $25,426, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $62,521, which represents 1.9% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $18,486 at March 31, 2013.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	$6,915
06/2007	11,241	Buck Holdings L.P.	1,999

At March 31, 2013, the aggregate value of these securities was $25,426, which represents 0.8% of total net assets.

Securities Sold Short Outstanding at March 31, 2013

				Unrealized
	Principal			Appreciation/
Description	Amount	Maturity Date	Market Value ╪	Depreciation
FHLMC TBA, 5.50%	$6,800	04/15/2039	$7,364	$6

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

6

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFC	Federal Financing Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3 ♦
Assets:
Asset & Commercial Mortgage Backed Securities	$5,022	$–	$5,014	$8
Common Stocks ‡	2,274,436	2,166,096	82,914	25,426
Corporate Bonds	335,397	–	309,846	25,551
Municipal Bonds	33,694	–	33,694	–
U.S. Government Agencies	45,832	–	45,832	–
U.S. Government Securities	511,221	57,704	453,517	–
Short-Term Investments	57,423	–	57,423	–
Total	$3,263,025	$2,223,800	$988,240	$50,985
Liabilities:
Securities Sold Short	$7,364	$–	$7,364	$–
Total	$7,364	$–	$7,364	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$8	$—	$—	*	$—	$—	$—	$—	$—	$8
Common Stocks	24,542	—	884	†	—	—	—	—	—	25,426
Corporate Bonds	25,415	—	231	‡	(25)	—	(70)	—	—	25,551
Total	$49,965	$—	$1,115		$(25)	$—	$(70)	$—	$—	$50,985

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 rounds to zero.

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $884.

‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $231.

7

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of March 31, 2013

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	0.3%
Aa / AA	1.7
A	4.4
Baa / BBB	4.3
Ba / BB	0.2
Unrated	0.6
U.S. Government Agencies and Securities	17.1
Non-Debt Securities and Other Short-Term Instruments	71.7
Other Assets & Liabilities	(0.3)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long- term credit ratings for the Fund’s holdings as of the date noted. If Moody’s and S&P assign different ratings to a holding, the lower rating is used. “Unrated” includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.2%
	Automobiles and Components - 3.9%
145	Allison Transmission Holdings, Inc.	$3,474
476	Dana Holding Corp.	8,483
11,661	Ford Motor Co.	153,345
108	General Motors Co. ●	3,003
3,394	Goodyear (The) Tire & Rubber Co. ●	42,802
244	Harley-Davidson, Inc.	13,010
172	Hyundai Motor Co., Ltd.	34,709
1,109	Isuzu Motors Ltd.	6,721
487	Modine Manufacturing Co. ●	4,428
65	Renault S.A.	4,059
763	Stoneridge, Inc. ●	5,824
81	Tenneco Automotive, Inc. ●	3,175
417	Tesla Motors, Inc. ●	15,805
942	TRW Automotive Holdings Corp. ●	51,787
		350,625
	Banks - 2.2%
311	Hana Financial Holdings	11,026
3,949	Intesa Sanpaolo	5,818
1,873	Mitsubishi UFJ Financial Group, Inc.	11,303
1,124	Oversea-Chinese Banking Corp., Ltd.	9,683
1,250	PNC Financial Services Group, Inc.	83,149
63	Standard Chartered plc	1,624
2,135	Wells Fargo & Co.	78,982
		201,585
	Capital Goods - 6.3%
168	3M Co.	17,849
386	AGCO Corp.	20,108
308	AMETEK, Inc.	13,363
163	Assa Abloy Ab	6,653
283	Belden, Inc.	14,596
141	Boeing Co.	12,062
1	Caterpillar, Inc.	96
181	Dover Corp.	13,212
235	Eaton Corp. plc	14,412
66	Flowserve Corp.	11,066
90	General Cable Corp. ●	3,308
385	General Electric Co.	8,900
91	Honeywell International, Inc.	6,827
202	Illinois Tool Works, Inc.	12,316
5,718	Itochu Corp.	70,261
75	Joy Global, Inc.	4,434
1,883	KBR, Inc.	60,391
78	L-3 Communications Holdings, Inc.	6,310
160	Lockheed Martin Corp.	15,467
297	Masco Corp.	6,006
620	Meritor, Inc. ●	2,934
221	Northrop Grumman Corp.	15,482
67	Owens Corning, Inc. ●	2,652
87	Parker-Hannifin Corp.	8,012
712	Pentair Ltd.	37,579
331	Polypore International, Inc. ●	13,285
312	Rexel S.A.	6,813
2,156	Rolls-Royce Holdings plc	37,099
867	Safran S.A.	38,702
124	Schneider Electric S.A.	9,100
82	Siemens AG	8,881
288	SKF AB Class B	7,047
142	Stanley Black & Decker, Inc.	11,490
100	TransDigm Group, Inc.	15,277
165	United Technologies Corp.	15,379
206	WESCO International, Inc. ●	14,936
18	Zodiac Aerospace	2,063
		564,368
	Commercial and Professional Services - 0.2%
169	Edenred	5,549
59	IHS, Inc. ●	6,126
278	Knoll, Inc.	5,048
124	Wageworks, Inc. ●	3,106
		19,829
	Consumer Durables and Apparel - 1.2%
46	Cie Financiere Richemont S.A.	3,660
49	Coach, Inc.	2,457
486	D.R. Horton, Inc.	11,805
163	Deckers Outdoor Corp. ●	9,103
306	De'Longhi S.p.A.	4,820
1,000	Fifth & Pacific Cos., Inc. ●	18,883
86	Fossil, Inc. ●	8,346
143	Hanesbrands, Inc. ●	6,520
5	LVMH Moet Hennessy Louis Vuitton S.A.	942
338	Mattel, Inc.	14,821
49	PVH Corp.	5,273
155	Tempur-Pedic International, Inc. ●	7,692
42	Tumi Holdings, Inc. ●	882
437	Vera Bradley, Inc. ●	10,325
52	Whirlpool Corp.	6,150
		111,679
	Consumer Services - 1.8%
312	Apollo Group, Inc. Class A ●	5,428
71	Buffalo Wild Wings, Inc. ●	6,171
497	Burger King Worldwide, Inc.	9,487
360	Compass Group plc	4,604
238	DeVry, Inc.	7,552
635	Dunkin' Brands Group, Inc.	23,430
254	Grand Canyon Education, Inc. ●	6,436
344	ITT Educational Services, Inc. ●	4,740
4	Jack in the Box, Inc. ●	138
168	Norwegian Cruise Line Holdings Ltd. ●	4,992
192	Penn National Gaming, Inc. ●	10,429
313	Tim Hortons, Inc.	16,995
799	Wyndham Worldwide Corp.	51,519
1,260	Wynn Macau Ltd. ●	3,358
125	Yum! Brands, Inc.	8,978
		164,257
	Diversified Financials - 7.0%
910	Ameriprise Financial, Inc.	66,999
4,615	Bank of America Corp.	56,210
255	BlackRock, Inc.	65,458
1,814	Citigroup, Inc.	80,242
423	Credit Suisse Group AG	11,113
2,021	E*Trade Financial Corp. ●	21,643
3,745	Haitong Securities Co. ●	5,143
457	IntercontinentalExchange, Inc. ●	74,588
360	Invesco Ltd.	10,411
3,975	JP Morgan Chase & Co.	188,645
453	Julius Baer Group Ltd. ☼	17,642
329	Nasdaq OMX Group, Inc.	10,639

1

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.2% - (continued)
	Diversified Financials - 7.0% - (continued)
4	Partners Group ☼	$998
75	Solar Cayman Ltd. ⌂■●†	5
345	Waddell & Reed Financial, Inc. Class A	15,117
		624,853
	Energy - 9.0%
656	Anadarko Petroleum Corp.	57,324
8	Apache Corp.	594
254	Atwood Oceanics, Inc. ●	13,368
710	Baker Hughes, Inc.	32,951
4,064	BG Group plc	69,938
1,140	BP plc	8,016
1,624	BP plc ADR	68,761
87	Cabot Oil & Gas Corp.	5,879
209	Cameron International Corp. ●	13,594
409	Canadian Natural Resources Ltd. ADR	13,131
2,529	Chesapeake Energy Corp.	51,624
151	Chevron Corp.	17,930
2,709	Cobalt International Energy, Inc. ●	76,386
217	Consol Energy, Inc.	7,293
84	Diamond Offshore Drilling, Inc.	5,860
116	Ensco plc	6,945
150	Exxon Mobil Corp.	13,535
809	Halliburton Co.	32,709
247	Imperial Oil Ltd.	10,084
2	Inpex Corp.	8,149
5,667	JX Holdings, Inc.	31,954
2,799	Karoon Gas Australia Ltd. ●☼	15,124
438	Kior, Inc. ●	2,039
1,068	McDermott International, Inc. ●	11,742
179	National Oilwell Varco, Inc.	12,663
545	Newfield Exploration Co. ●	12,219
373	Occidental Petroleum Corp.	29,236
281	Peabody Energy Corp.	5,947
311	Petroleo Brasileiro S.A. ADR	5,153
99	Pioneer Natural Resources Co.	12,252
313	QEP Resources, Inc.	9,969
275	Royal Dutch Shell plc ADR	18,230
849	Southwestern Energy Co. ●	31,623
249	Statoil ASA	6,078
357	Superior Energy Services, Inc. ●	9,284
512	Tesoro Corp.	29,956
122	TGS Nopec Geophysical Co. ASA	4,634
149	Transocean, Inc.	7,720
573	Trican Well Service Ltd.	8,404
229	Valero Energy Corp.	10,418
263	Whiting Petroleum Corp. ●	13,373
		802,089
	Food and Staples Retailing - 2.8%
2,042	CVS Caremark Corp.	112,283
200	FamilyMart Co., Ltd.	9,151
2,864	Kroger (The) Co.	94,913
205	Seven & I Holdings Co., Ltd.	6,812
983	Tesco plc	5,714
207	Wal-Mart Stores, Inc.	15,463
67	Whole Foods Market, Inc.	5,812
		250,148
	Food, Beverage and Tobacco - 3.2%
503	Anheuser-Busch InBev N.V.	50,057
247	Archer-Daniels-Midland Co.	8,345
158	British American Tobacco plc	8,498
344	Coca-Cola Co.	13,931
18	Constellation Brands, Inc. Class A ●	838
71	Diageo plc ADR	8,939
207	General Mills, Inc.	10,217
759	Green Mountain Coffee Roasters, Inc. ●	43,105
64	Groupe Danone ☼	4,480
286	Imperial Tobacco Group plc	9,993
226	Kraft Foods Group, Inc.	11,639
631	Maple Leaf Foods, Inc. w/ Rights	8,536
331	Molson Coors Brewing Co.	16,190
360	Monster Beverage Corp. ●	17,176
27	Nutreco Holding N.V. ☼	2,462
382	PepsiCo, Inc.	30,233
300	Philip Morris International, Inc.	27,853
268	Unilever N.V. NY Shares ADR	10,968
		283,460
	Health Care Equipment and Services - 3.3%
379	Aetna, Inc.	19,385
3,127	Boston Scientific Corp. ●	24,420
869	Cardinal Health, Inc.	36,157
9,120	CareView Communications, Inc. ●	5,472
187	Catamaran Corp. ●	9,912
19	Cie Generale d'Optique Essilor International S.A.	2,144
171	CIGNA Corp.	10,659
610	Covidien plc	41,410
104	Edwards Lifesciences Corp. ●	8,564
25	Heartware International, Inc. ●	2,240
2,667	Hologic, Inc. ●	60,265
1,064	Medtronic, Inc.	49,972
267	St. Jude Medical, Inc.	10,797
82	Team Health Holdings ●	2,999
142	UnitedHealth Group, Inc.	8,110
		292,506
	Household and Personal Products - 0.2%
118	Estee Lauder Co., Inc.	7,568
135	Herbalife Ltd.	5,037
73	Reckitt Benckiser Group plc	5,226
		17,831
	Insurance - 4.9%
292	ACE Ltd.	25,943
908	Aflac, Inc.	47,236
4,262	AIA Group Ltd.	18,741
4,487	American International Group, Inc. ●	174,188
103	Aon plc	6,322
695	Assured Guaranty Ltd.	14,332
555	AXA S.A.	9,586
1,893	China Pacific Insurance Co., Ltd.	6,253
755	Fidelity National Financial, Inc.	19,045
349	Lincoln National Corp.	11,387
512	Marsh & McLennan Cos., Inc.	19,437
274	MetLife, Inc.	10,425
335	Principal Financial Group, Inc.	11,411
245	Reinsurance Group of America, Inc.	14,599
95	Swiss Re Ltd.	7,734
254	Tokio Marine Holdings, Inc.	7,334
757	Unum Group	21,393
213	XL Group plc	6,450

2

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.2% - (continued)
	Insurance - 4.9% - (continued)
27	Zurich Financial Services AG	$7,475
		439,291
	Materials - 3.9%
128	Agnico-Eagle Mines Ltd.	5,238
108	Air Liquide	13,190
229	Akzo Nobel N.V.	14,572
3,045	AuRico Gold, Inc. ●	19,152
2,611	Barrick Gold Corp.	76,775
262	Cabot Corp.	8,970
67	Celanese Corp.	2,950
1,311	Continental Gold Ltd. ●	8,411
72	Crown Holdings, Inc. ●	2,988
590	Dow Chemical Co.	18,788
120	E.I. DuPont de Nemours & Co.	5,889
4,663	Glencore International plc	25,303
519	International Paper Co.	24,194
334	JSR Corp.	6,842
23	KGHM Polska Miedz S.A.	1,117
264	Louisiana-Pacific Corp. ●	5,708
67	Lundin Mining Corp. ●	294
331	Methanex Corp. ADR	13,438
6,265	Mitsui Chemicals, Inc.	13,672
1,830	Molycorp, Inc. ●	9,516
58	Monsanto Co.	6,176
378	Mosaic Co.	22,525
266	Norbord, Inc. ●	9,040
1,872	PTT Chemical Public Co., Ltd. ●	4,458
100	Reliance Steel & Aluminum	7,089
8	Rio Tinto plc ADR	391
167	Rock Tenn Co. Class A	15,450
195	SunCoke Energy, Inc. ●	3,184
1,100	TSRC Corp.	2,140
217	Walter Energy, Inc.	6,180
		353,640
	Media - 2.8%
26	AMC Networks, Inc. Class A ●	1,662
235	CBS Corp. Class B	10,958
162	Charter Communications, Inc. ●	16,865
237	Comcast Corp. Class A	9,938
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	–
1,157	Interpublic Group of Cos., Inc.	15,071
50	Liberty Global, Inc. ●	3,661
1,813	Mediaset S.p.A.	3,717
639	Omnicom Group, Inc.	37,660
1,504	Pandora Media, Inc. ●	21,294
88	Publicis Groupe	5,914
41	Time Warner Cable, Inc.	3,977
1,570	Time Warner, Inc.	90,482
251	Walt Disney Co.	14,281
1,156	WPP plc	18,478
		253,958
	Pharmaceuticals, Biotechnology and Life Sciences - 8.6%
533	Agilent Technologies, Inc.	22,381
227	Alkermes plc ●	5,377
677	Almirall S.A.	8,483
194	Amgen, Inc.	19,931
1,316	Arena Pharmaceuticals, Inc. ●	10,806
101	AstraZeneca plc	5,057
1,368	AVANIR Pharmeceuticals, Inc. ●	3,749
78	Biogen Idec, Inc. ●	15,046
421	Bristol-Myers Squibb Co.	17,345
278	Bruker Corp. ●	5,312
78	Celgene Corp. ●	8,985
85	Covance, Inc. ●	6,309
639	Daiichi Sankyo Co., Ltd.	12,335
3,539	Gilead Sciences, Inc. ●	173,162
721	Johnson & Johnson	58,790
1,636	Merck & Co., Inc.	72,372
120	Novartis AG ADR	8,517
8	Onyx Pharmaceuticals, Inc. ●	740
231	Pfizer, Inc.	6,667
51	Regeneron Pharmaceuticals, Inc. ●	8,963
274	Roche Holding AG	63,979
59	Salix Pharmaceuticals Ltd. ●	3,035
505	Shionogi & Co., Ltd.	10,240
3,999	Teva Pharmaceutical Industries Ltd. ADR	158,697
3,994	TherapeuticsMD, Inc. ●	7,188
543	Vertex Pharmaceuticals, Inc. ●	29,827
430	Warner Chilcott plc	5,822
544	WuXi PharmaTech Cayman, Inc. ●	9,340
297	Zoetis, Inc. ●	9,923
		768,378
	Real Estate - 0.5%
3,170	Ayala Land, Inc.	2,545
41	Boston Properties, Inc. REIT	4,164
5	Countrywide plc	29
50	Health Care, Inc. REIT	3,375
402	Host Hotels & Resorts, Inc. REIT	7,038
494	Sun Hung Kai Properties Ltd.	6,672
40	Unibail Rodamco REIT	9,263
731	Westfield Group REIT	8,281
36	Zillow, Inc. ●	1,946
		43,313
	Retailing - 7.6%
312	Abercrombie & Fitch Co. Class A	14,434
854	Aeropostale, Inc. ●	11,618
8,452	Allstar Co. ⌂†	11,384
77	Amazon.com, Inc. ●	20,585
454	Ascena Retail Group, Inc. ●	8,414
142	AutoZone, Inc. ●	56,302
150	Bed Bath & Beyond, Inc. ●	9,650
4,607	Best Buy Co., Inc.	102,049
29,055	Buck Holdings L.P. ⌂●†	24,977
238	Buckle (The), Inc.	11,108
158	CarMax, Inc. ●	6,597
516	Chico's FAS, Inc.	8,669
181	Dick's Sporting Goods, Inc.	8,547
232	Dollar Tree, Inc. ●	11,237
93	Dollarama, Inc.	5,940
90	DSW, Inc.	5,771
34	Dufry Group ●	4,197
112	Expedia, Inc.	6,739
12	Express, Inc. ●	219
75	Five Below, Inc. ●	2,857
213	Francescas Holding Corp. ●	6,091
988	GameStop Corp. Class A	27,626

3

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.2% - (continued)
	Retailing - 7.6% - (continued)
99	HomeAway, Inc. ●	$3,221
3,473	Intime Department Store Group Co., Ltd.	3,956
220	J.C. Penney Co., Inc.	3,325
157	Kohl's Corp.	7,249
1,391	Liberty Media - Interactive A ●	29,733
439	LKQ Corp. ●	9,546
1,826	Lowe's Co., Inc.	69,239
19	Netflix, Inc. ●	3,631
74	Priceline.com, Inc. ●	50,595
42	Sears Hometown and Outlet Stores, Inc. ●	1,695
155	Select Comfort Corp. ●	3,062
2,706	Staples, Inc.	36,340
628	Start Today Co., Ltd.	7,969
289	Target Corp.	19,782
1,003	TJX Cos., Inc.	46,910
128	TripAdvisor, Inc. ●	6,713
87	Ulta Salon, Cosmetics & Fragrances, Inc.	7,059
118	Urban Outfitters, Inc. ●	4,575
		679,611
	Semiconductors and Semiconductor Equipment - 2.2%
233	Altera Corp.	8,258
375	Analog Devices, Inc.	17,438
289	ASML Holding N.V.	19,662
36	Broadcom Corp. Class A	1,253
1,134	GT Advanced Technologies, Inc. ●	3,730
1,132	Intel Corp.	24,734
32	Marvell Technology Group Ltd.	337
362	Maxim Integrated Products, Inc.	11,813
5,560	Micron Technology, Inc. ●	55,487
187	NXP Semiconductors N.V. ●	5,662
3	Samsung Electronics Co., Ltd.	4,073
1,996	Teradyne, Inc. ●	32,378
331	Xilinx, Inc.	12,620
		197,445
	Software and Services - 8.6%
130	Accenture plc	9,884
545	Activision Blizzard, Inc.	7,944
919	Akamai Technologies, Inc. ●	32,419
1,223	Amadeus IT Holding S.A. Class A	33,160
238	Autodesk, Inc. ●	9,834
227	Automatic Data Processing, Inc.	14,740
96	BMC Software, Inc. ●	4,463
585	Booz Allen Hamilton Holding Corp.	7,867
614	Cadence Design Systems, Inc. ●	8,553
506	Check Point Software Technologies Ltd. ADR ●	23,779
96	Concur Technologies, Inc. ●	6,625
184	DeNa Co., Ltd.	5,025
218	Dropbox, Inc. ⌂●†	2,233
288	eBay, Inc. ●	15,593
610	Facebook, Inc. ●	15,604
1,994	Genpact Ltd.	36,268
272	Global Payments, Inc.	13,527
126	Google, Inc. ●	100,108
521	IAC/InterActiveCorp.	23,265
32	IBM Corp.	6,803
641	iGate Corp. ●	12,051
121	Imperva, Inc. ●	4,661
293	Kakaku.com, Inc.	7,380
133	LinkedIn Corp. Class A ●	23,337
166	Micros Systems, Inc. ●	7,543
4,392	Microsoft Corp.	125,646
2,370	Oracle Corp.	76,637
41	Red Hat, Inc. ●	2,053
42	Salesforce.com, Inc. ●	7,591
302	ServiceNow, Inc. ●	10,939
114	Splunk, Inc. ●	4,547
114	Teradata Corp. ●	6,677
204	Tibco Software, Inc. ●	4,117
210	TiVo, Inc. ●	2,607
26	Trulia, Inc. ●	822
362	VeriFone Systems, Inc. ●	7,482
33	Visa, Inc.	5,540
626	Web.com Group, Inc. ●	10,699
493	Western Union Co.	7,410
131	WEX, Inc. ●	10,252
2,179	Yahoo!, Inc. ●	51,264
		766,949
	Technology Hardware and Equipment - 6.4%
32	Acme Packet, Inc. ●	944
5,625	Alcatel - Lucent ADR ●	7,481
100	Apple, Inc.	44,263
13,786	Cisco Systems, Inc.	288,275
1,931	EMC Corp. ●	46,130
257	Emulex Corp. ●	1,677
154	Flextronics International Ltd. ●	1,038
548	Hewlett-Packard Co.	13,062
500	Jabil Circuit, Inc.	9,231
1,537	JDS Uniphase Corp. ●	20,553
671	Juniper Networks, Inc. ●	12,448
11,979	Lenovo Group Ltd.	11,947
140	Motorola Solutions, Inc.	8,985
98	National Instruments Corp.	3,203
204	NetApp, Inc. ●	6,959
105	Palo Alto Networks, Inc. ●	5,963
444	QLogic Corp. ●	5,154
64	Qualcomm, Inc.	4,306
1,139	SanDisk Corp. ●	62,625
166	Seagate Technology plc	6,080
1,625	Toshiba Corp.	8,287
183	Trimble Navigation Ltd. ●	5,489
		574,100
	Telecommunication Services - 0.7%
269	AT&T, Inc. ‡	9,862
2,543	Portugal Telecom SGPS S.A.	12,609
349	SoftBank Corp.	16,082
331	Telenor ASA	7,291
2,552	Vodafone Group plc	7,241
388	Vodafone Group plc ADR	11,017
		64,102
	Transportation - 6.9%
5,369	AirAsia Berhad	4,963
258	C.H. Robinson Worldwide, Inc.	15,370
123	Canadian National Railway Co.	12,352
4,896	Delta Air Lines, Inc. ●	80,840
362	FedEx Corp.	35,578
6,905	Hertz Global Holdings, Inc. ●	153,714
4,730	JetBlue Airways Corp. ●	32,634

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 95.2% - (continued)
	Transportation - 6.9% - (continued)
326	Kansas City Southern		$36,179
614	Knight Transportation, Inc.		9,877
97	Spirit Airlines, Inc. ●		2,458
165	Union Pacific Corp.		23,555
4,776	United Continental Holdings, Inc. ●		152,868
623	United Parcel Service, Inc. Class B		53,534
			613,922
	Utilities - 1.0%
400	Calpine Corp. ●		8,236
257	Companhia Energetica de Minas Gerais ADR		3,047
222	Entergy Corp.		14,015
290	Infraestructura Energetica Nova, S.A.B. de C.V.		924
586	NRG Energy, Inc.		15,534
1,682	Snam S.p.A.		7,684
445	UGI Corp.		17,091
918	Xcel Energy, Inc.		27,250
			93,781
	Total common stocks
	(cost $7,386,977)		$8,531,720
WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology and Life Sciences - 0.0%
510	Novavax, Inc. ⌂●		$–

	Total warrants
	(cost $–)		$–
EXCHANGE TRADED FUNDS - 2.0%
	Other Investment Pools and Funds - 2.0%
2,631	iShares MSCI EAFE		$155,160
203	iShares Russell 2000		19,150

	Total exchange traded funds
	(cost $173,993)		$174,310

CORPORATE BONDS - 0.1%
	Finance and Insurance - 0.1%
	MBIA Insurance Co.
$49,080	11.56%, 01/15/2033 ■Δ		$11,288

	Total corporate bonds
	(cost $48,722)		$11,288

	Total long-term investments
	(cost $7,609,692)		$8,717,318

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreements - 2.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2013 in the amount of $5,713, collateralized by U.S. Treasury Note 0.25% - 0.880%, 2014 - 2017, value of $5,827)
$5,712	0.19%, 03/28/2013		$5,712
Bank of Montreal TriParty Repurchase
Agreement (maturing on 04/01/2013 in the
amount of $22,346, collateralized by
FHLMC 3.50%, 2042, FNMA 3.00% -
4.00%, 2042, U.S. Treasury Note 0.25%,
	2014, value of $22,793)
22,346	0.17%, 03/28/2013		22,346
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2013 in the amount of $40,711, collateralized by U.S. Treasury Bill 0.11% - 0.13%, 2013, value of $41,525)
40,710	0.15%, 03/28/2013		40,710
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
04/01/2013 in the amount of $60,132,
collateralized by U.S. Treasury Bond
3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $61,334)
60,131	0.15%, 03/28/2013		60,131
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2013 in the amount of $1,089, collateralized by FNMA 4.00% - 6.00%, 2039 - 2040, value of $1,111)
1,089	0.25%, 03/28/2013		1,089
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 04/01/2013 in the amount of $32,780, collateralized by U.S. Treasury Note 0.25% - 4.25%, 2013 - 2023, value of $33,435)
32,780	0.16%, 03/28/2013		32,780
	TD Securities TriParty Repurchase Agreement (maturing on 04/01/2013 in the amount of $25,345, collateralized by FHLMC 3.50%, 2026 - 2042, FNMA 3.00% - 3.50%, 2032 - 2043, value of $25,851)
25,345	0.20%, 03/28/2013		25,345
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2013 in the amount of $348, collateralized by U.S. Treasury Note 0.25%, 2015, value of $354)
348	0.14%, 03/28/2013		348
			188,461
	Total short-term investments
	(cost $188,461)		$188,461

	Total investments
	(cost $7,798,153) ▲	99.4%	$8,905,779
	Other assets and liabilities	0.6%	55,070
	Total net assets	100.0%	$8,960,849

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $7,968,611 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,358,217
Unrealized Depreciation	(421,049)
Net Unrealized Appreciation	$937,168

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2013, the aggregate value of these securities was $38,599, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $11,293, which represents 0.1% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2013, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	$4,994
06/2007	29,055	Buck Holdings L.P.	5,148
05/2012	218	Dropbox, Inc.	1,972
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	–
03/2007	75	Solar Cayman Ltd. - 144A	22

At March 31, 2013, the aggregate value of these securities was $38,599, which represents 0.4% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,100 at March 31, 2013.

	Futures Contracts Outstanding at March 31, 2013
Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	286	06/21/2013	$22,057	$22,347	$290

* The number of contracts does not omit 000's.

Cash of $1,001 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at March 31, 2013.

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

		Foreign Currency Contracts Outstanding at March 31, 2013
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	04/04/2013	BNP	$63	$63	$–
AUD	Buy	04/02/2013	JPM	260	258	(2)
AUD	Buy	04/03/2013	UBS	75	75	–
AUD	Sell	04/02/2013	BNP	1,808	1,810	(2)
AUD	Sell	04/02/2013	JPM	736	731	5
AUD	Sell	04/03/2013	UBS	29	29	–
CAD	Sell	04/02/2013	BCLY	394	394	–
CAD	Sell	04/01/2013	HSBC	529	529	–
CHF	Buy	04/03/2013	JPM	696	699	3
CHF	Buy	04/02/2013	NAB	501	501	–
CHF	Sell	04/02/2013	BOA	23,213	23,200	13
EUR	Buy	04/02/2013	JPM	505	503	(2)
EUR	Sell	04/02/2013	CBK	43,529	43,528	1
EUR	Sell	04/04/2013	CBK	1,557	1,557	–
EUR	Sell	04/02/2013	JPM	890	887	3
EUR	Sell	04/03/2013	UBS	755	758	(3)
GBP	Sell	04/02/2013	BCLY	43,546	43,548	(2)
GBP	Sell	04/02/2013	JPM	136	136	–
HKD	Sell	04/02/2013	JPM	11,556	11,556	–
JPY	Buy	12/12/2013	CSFB	20,910	21,111	201
JPY	Buy	04/01/2013	DEUT	296	297	1
JPY	Buy	12/12/2013	UBS	9,336	9,265	(71)
JPY	Sell	12/12/2013	BCLY	51,668	47,429	4,239
JPY	Sell	12/12/2013	CSFB	24,580	22,604	1,976
JPY	Sell	04/01/2013	DEUT	921	924	(3)
JPY	Sell	12/12/2013	DEUT	36,089	31,508	4,581
JPY	Sell	12/12/2013	GSC	24,598	22,604	1,994
JPY	Sell	04/02/2013	JPM	985	984	1
JPY	Sell	12/12/2013	MSC	36,063	31,508	4,555
JPY	Sell	12/12/2013	UBS	9,267	9,124	143
NOK	Sell	04/02/2013	DEUT	4,148	4,163	(15)
NOK	Sell	04/02/2013	MSC	498	499	(1)
NOK	Sell	04/03/2013	SCB	500	500	–
PLN	Sell	04/02/2013	UBS	718	719	(1)
SEK	Sell	04/03/2013	DEUT	2,713	2,716	(3)
						$17,611

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish New Zloty
SEK	Swedish Krona

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$350,625	$305,136	$45,489	$–
Banks	201,585	162,131	39,454	–
Capital Goods	564,368	377,749	186,619	–
Commercial and Professional Services	19,829	14,280	5,549	–
Consumer Durables and Apparel	111,679	102,257	9,422	–
Consumer Services	164,257	156,295	7,962	–
Diversified Financials	624,853	595,095	29,753	5
Energy	802,089	658,196	143,893	–
Food and Staples Retailing	250,148	228,471	21,677	–
Food, Beverage and Tobacco	283,460	214,045	69,415	–
Health Care Equipment and Services	292,506	290,362	2,144	–
Household and Personal Products	17,831	12,605	5,226	–
Insurance	439,291	382,168	57,123	–
Materials	353,640	272,346	81,294	–
Media	253,958	225,849	28,109	–
Pharmaceuticals, Biotechnology and Life Sciences	768,378	668,284	100,094	–
Real Estate	43,313	25,815	17,498	–
Retailing	679,611	635,097	8,153	36,361
Semiconductors and Semiconductor Equipment	197,445	193,372	4,073	–
Software and Services	766,949	719,151	45,565	2,233
Technology Hardware and Equipment	574,100	553,866	20,234	–
Telecommunication Services	64,102	20,879	43,223	–
Transportation	613,922	608,959	4,963	–
Utilities	93,781	86,097	7,684	–
Total	8,531,720	7,508,505	984,616	38,599
Corporate Bonds	11,288	–	11,288	–
Exchange Traded Funds	174,310	174,310	–	–
Warrants	–	–	–	–
Short-Term Investments	188,461	–	188,461	–
Total	$8,905,779	$7,682,815	$1,184,365	$38,599
Foreign Currency Contracts*	17,716	–	17,716	–
Futures*	290	290	–	–
Total	$18,006	$290	$17,716	$–
Liabilities:
Foreign Currency Contracts*	105	–	105	–
Total	$105	$–	$105	$–

♦	For the three-month period ended March 31, 2013, investments valued at $13,544 were transferred from Level 1 to Level 2, and investments valued at $16,367 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2013
Assets:
Common Stocks	$34,559	$—	$4,040	*	$—	$—	$—	$—	$—	$38,599
Total	$34,559	$—	$4,040		$—	$—	$—	$—	$—	$38,599

* Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $4,040.

10

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Banks - 3.9%
212	PNC Financial Services Group, Inc.	$14,112
503	Wells Fargo & Co.	18,610
201	Zions Bancorporation	5,019
		37,741
	Capital Goods - 8.6%
170	AMETEK, Inc.	7,380
111	Boeing Co.	9,528
105	Dover Corp.	7,685
138	Eaton Corp. plc	8,448
504	General Electric Co.	11,660
114	Illinois Tool Works, Inc.	6,971
54	Parker-Hannifin Corp.	4,955
64	TransDigm Group, Inc.	9,819
178	United Technologies Corp.	16,618
		83,064
	Commercial and Professional Services - 2.0%
161	Equifax, Inc. ●	9,246
141	Towers Watson & Co.	9,808
		19,054
	Consumer Durables and Apparel - 1.0%
88	PVH Corp.	9,425

	Consumer Services - 1.7%
168	McDonald's Corp.	16,724

	Diversified Financials - 5.7%
116	Ameriprise Financial, Inc.	8,556
342	Bank of America Corp.	4,166
37	BlackRock, Inc.	9,412
334	Citigroup, Inc.	14,774
380	JP Morgan Chase & Co.	18,056
		54,964
	Energy - 9.4%
150	Anadarko Petroleum Corp.	13,078
273	Chesapeake Energy Corp.	5,582
187	Chevron Corp.	22,274
243	Cobalt International Energy, Inc. ●	6,840
188	Exxon Mobil Corp.	16,908
164	Halliburton Co.	6,621
96	National Oilwell Varco, Inc. Θ	6,811
196	Newfield Exploration Co. ●	4,397
111	Phillips 66	7,800
		90,311
	Food and Staples Retailing - 4.3%
117	Costco Wholesale Corp.	12,433
267	CVS Caremark Corp.	14,660
293	Walgreen Co.	13,989
		41,082
	Food, Beverage and Tobacco - 6.6%
315	Altria Group, Inc.	10,820
156	Constellation Brands, Inc. Class A ●Θ	7,434
181	Lorillard, Inc.	7,319
173	Monster Beverage Corp. ●	8,249
138	PepsiCo, Inc.	10,954
205	Philip Morris International, Inc.	18,979
		63,755
	Health Care Equipment and Services - 3.3%
124	Covidien plc	8,437
101	McKesson Corp.	10,857
224	UnitedHealth Group, Inc.	12,841
		32,135
	Insurance - 4.0%
95	ACE Ltd.	8,421
263	American International Group, Inc. ●	10,217
207	Aon plc	12,750
121	Prudential Financial, Inc.	7,154
		38,542
	Materials - 2.7%
163	Crown Holdings, Inc. ●	6,793
297	Dow Chemical Co.	9,441
109	Newmont Mining Corp.	4,576
31	Sherwin-Williams Co.	5,256
		26,066
	Media - 2.8%
286	Time Warner, Inc.	16,501
172	Viacom, Inc. Class B	10,605
		27,106
	Pharmaceuticals, Biotechnology and Life Sciences - 13.8%
122	Actavis, Inc. ●	11,242
124	Agilent Technologies, Inc.	5,207
119	Amgen, Inc.	12,248
49	Biogen Idec, Inc. ●	9,528
142	Cubist Pharmaceuticals, Inc. ●	6,670
273	Eli Lilly & Co.	15,496
302	Forest Laboratories, Inc. ●	11,498
355	Gilead Sciences, Inc. ●	17,364
523	Merck & Co., Inc.	23,117
385	Pfizer, Inc.	11,123
25	Regeneron Pharmaceuticals, Inc. ●	4,335
113	Salix Pharmaceuticals Ltd. ●	5,758
		133,586
	Retailing - 6.3%
50	Amazon.com, Inc. ●	13,250
243	Dollar Tree, Inc. ●	11,747
382	Lowe's Co., Inc.	14,475
145	Ross Stores, Inc.	8,764
259	TJX Cos., Inc.	12,107
		60,343
	Software and Services - 12.5%
193	Accenture plc	14,678
203	Automatic Data Processing, Inc.	13,197
89	Cognizant Technology Solutions Corp. ●	6,830
165	eBay, Inc. ●	8,951
461	Genpact Ltd.	8,388
20	Google, Inc. ●	15,920
181	Intuit, Inc.	11,906
17	Mastercard, Inc.	9,102
531	Oracle Corp.	17,181
110	Teradata Corp. ●	6,448
172	VeriSign, Inc. ●	8,123
		120,724
	Technology Hardware and Equipment - 5.1%
42	Apple, Inc.	18,407
667	Cisco Systems, Inc.	13,955
361	EMC Corp. ●	8,622
125	Qualcomm, Inc.	8,351
		49,335

1

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Telecommunication Services - 1.7%
440	AT&T, Inc.		$16,125

	Transportation - 0.5%
236	Hertz Global Holdings, Inc. ●		5,259

	Utilities - 3.6%
209	American Electric Power Co., Inc.		10,170
91	NextEra Energy, Inc.		7,095
87	Pinnacle West Capital Corp.		5,022
424	Xcel Energy, Inc.		12,589
			34,876
	Total common stocks
	(cost $707,243)		$960,217

	Total long-term investments
	(cost $707,243)		$960,217

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $56,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $57)
$56	0.19%, 03/28/2013		$56
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $217, collateralized by FHLMC
	3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
	U.S. Treasury Note 0.25%, 2014, value of
	$221)
217	0.17%, 03/28/2013		217
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $395, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value of
	$403)
395	0.15%, 03/28/2013		395
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $584,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $596)
584	0.15%, 03/28/2013		584
	Deutsche Bank Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $11, collateralized by FNMA
	4.00% - 6.00%, 2039 - 2040, value of $11)
11	0.25%, 03/28/2013		11
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $318, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 - 2023,
	value of $325)
318	0.16%, 03/28/2013		318
	TD Securities TriParty Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$246, collateralized by FHLMC 3.50%,
	2026 - 2042, FNMA 3.00% - 3.50%, 2032 -
	2043, value of $251)
246	0.20%, 03/28/2013		246
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$3, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $3)
3	0.14%, 03/28/2013		3
			1,830
	Total short-term investments
	(cost $1,830)		$1,830

	Total investments
	(cost $709,073) ▲	99.7%	$962,047
	Other assets and liabilities	0.3%	2,647
	Total net assets	100.0%	$964,694

2

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $709,789 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$258,385
Unrealized Depreciation	(6,127)
Net Unrealized Appreciation	$252,258

●	Non-income producing.

Θ	At March 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

							Unrealized
		Exercise	Expiration	Number of	Market	Premiums	Appreciation
Description	Option Type	Price/ Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
Constellation Brands, Inc. Option	Equity	$50.00	04/20/2013	215	$16	$15	$(1)
National Oilwell Varco, Inc. Option	Equity	$75.00	04/20/2013	137	4	9	5
					$20	$24	$4

* The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Written Put Option Contracts Outstanding at March 31, 2013

							Unrealized
		Exercise	Expiration	Number of	Market	Premiums	Appreciation
Description	Option Type	Price/ Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
Amazon.com, Inc. Option	Equity	$235.00	04/20/2013	35	$1	$9	$8
Anadarko Pete Corp. Option	Equity	$80.00	04/20/2013	113	3	10	7
Apple, Inc. Option	Equity	$400.00	04/20/2013	22	3	10	7
Bank of America Corp. Option	Equity	$10.00	04/20/2013	831	1	12	11
Chesapeake Energy Corp. Option	Equity	$20.00	04/20/2013	436	22	11	(11)
					$30	$52	$22

* The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Cash of $2,923 was pledged as collateral for open written put option contracts at March 31, 2013.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

3

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ®	Level 2 ®	Level 3
Assets:
Common Stocks ‡	$960,217	$960,217	$–	$–
Short-Term Investments	1,830	–	1,830	–
Total	$962,047	$960,217	$1,830	$–
Written Options *	38	38	–	–
Total	$38	$38	$–	$–
Liabilities:
Written Options *	12	12	–	–
Total	$12	$12	$–	$–

®	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1%
	Automobiles and Components - 1.6%
3,613	Ford Motor Co.	$47,508
614	Johnson Controls, Inc.	21,534
		69,042
	Banks - 6.5%
1,214	PNC Financial Services Group, Inc.	80,731
1,021	US Bancorp	34,648
4,761	Wells Fargo & Co.	176,110
		291,489
	Capital Goods - 7.4%
457	Boeing Co.	39,216
449	Deere & Co.	38,627
756	Eaton Corp. plc	46,282
2,676	General Electric Co.	61,859
886	Honeywell International, Inc.	66,783
829	Raytheon Co.	48,760
254	Siemens AG ADR	27,374
		328,901
	Diversified Financials - 7.5%
783	Ameriprise Financial, Inc.	57,646
1,842	Bank of America Corp.	22,429
269	BlackRock, Inc.	69,083
833	Citigroup, Inc.	36,859
2,852	JP Morgan Chase & Co.	135,344
688	Morgan Stanley	15,132
		336,493
	Energy - 11.2%
947	Anadarko Petroleum Corp.	82,811
931	Baker Hughes, Inc.	43,210
1,133	BP plc ADR	47,989
961	Cameco Corp.	19,970
805	Chevron Corp.	95,651
859	EnCana Corp. ADR	16,723
1,624	Exxon Mobil Corp.	146,315
139	Halliburton Co.	5,607
540	Occidental Petroleum Corp.	42,303
		500,579
	Food and Staples Retailing - 1.4%
1,166	CVS Caremark Corp.	64,092

	Food, Beverage and Tobacco - 5.1%
983	General Mills, Inc.	48,467
318	Kraft Foods Group, Inc.	16,371
830	PepsiCo, Inc.	65,647
602	Philip Morris International, Inc.	55,797
1,008	Unilever N.V. Class NY ADR	41,324
		227,606
	Health Care Equipment and Services - 3.4%
1,297	Cardinal Health, Inc.	53,964
1,571	Medtronic, Inc.	73,774
439	UnitedHealth Group, Inc.	25,123
		152,861
	Household and Personal Products - 1.7%
981	Procter & Gamble Co.	75,611

	Insurance - 5.6%
872	ACE Ltd.	77,551
563	American International Group, Inc. ●	21,867
623	Marsh & McLennan Cos., Inc.	23,650
749	MetLife, Inc.	28,467
1,196	Principal Financial Group, Inc.	40,716
1,016	Prudential Financial, Inc.	59,904
		252,155
	Materials - 1.9%
820	Barrick Gold Corp.	24,122
1,902	Dow Chemical Co.	60,563
		84,685
	Media - 6.0%
2,285	Comcast Corp. Class A	95,985
512	Omnicom Group, Inc.	30,186
125	Time Warner Cable, Inc.	11,969
1,345	Time Warner, Inc.	77,505
946	Walt Disney Co.	53,742
		269,387
	Pharmaceuticals, Biotechnology and Life Sciences - 12.9%
978	AstraZeneca plc ADR	48,896
947	Bristol-Myers Squibb Co.	39,023
1,422	Eli Lilly & Co.	80,744
1,335	Johnson & Johnson	108,852
2,970	Merck & Co., Inc.	131,359
4,524	Pfizer, Inc.	130,555
891	Teva Pharmaceutical Industries Ltd. ADR	35,352
		574,781
	Retailing - 2.6%
1,570	Lowe's Co., Inc.	59,526
836	Target Corp.	57,203
		116,729
	Semiconductors and Semiconductor Equipment - 2.3%
2,421	Intel Corp.	52,903
1,444	Texas Instruments, Inc.	51,234
		104,137
	Software and Services - 7.5%
241	Accenture plc	18,334
580	Automatic Data Processing, Inc.	37,705
473	eBay, Inc. ●	25,643
520	IBM Corp.	110,980
2,966	Microsoft Corp.	84,850
863	Oracle Corp.	27,911
1,174	Yahoo!, Inc. ●	27,630
		333,053
	Technology Hardware and Equipment - 4.0%
50	Apple, Inc.	22,065
430	Avnet, Inc. ●	15,566
3,143	Cisco Systems, Inc.	65,726
2,551	Corning, Inc.	34,009
1,756	EMC Corp. ●	41,944
		179,310
	Telecommunication Services - 2.9%
2,657	Verizon Communications, Inc.	130,593

	Transportation - 3.5%
674	CSX Corp.	16,592
1,591	Delta Air Lines, Inc. ●	26,271
581	FedEx Corp.	57,094

1

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Transportation - 3.5% - (continued)
673	United Parcel Service, Inc. Class B		$57,849
			157,806
	Utilities - 4.1%
874	Dominion Resources, Inc.		50,832
379	Edison International		19,060
1,101	Exelon Corp.		37,965
665	NextEra Energy, Inc.		51,691
831	Xcel Energy, Inc.		24,691
			184,239
	Total common stocks
	(cost $3,313,349)		$4,433,549

	Total long-term investments
	(cost $3,313,349)		$4,433,549

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $1,363,
	collateralized by U.S. Treasury Note
	0.25% - 0.880%, 2014 - 2017, value of
	$1,390)
$1,363	0.19%, 03/28/2013		$1,363
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $5,331, collateralized by
	FHLMC 3.50%, 2042, FNMA 3.00% -
	4.00%, 2042, U.S. Treasury Note 0.25%,
	2014, value of $5,437)
5,330	0.17%, 03/28/2013		5,330
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $9,711, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value
	of $9,905)
9,711	0.15%, 03/28/2013		9,711
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $14,344,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $14,631)
14,344	0.15%, 03/28/2013		14,344
	Deutsche Bank Securities TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $260,
	collateralized by FNMA 4.00% - 6.00%,
	2039 - 2040, value of $265)
260	0.25%, 03/28/2013		260
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $7,819, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 -
	2023, value of $7,976)
7,819	0.16%, 03/28/2013		7,819
	TD Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $6,046, collateralized by
	FHLMC 3.50%, 2026 - 2042, FNMA
	3.00% - 3.50%, 2032 - 2043, value of
	$6,167)
6,046	0.20%, 03/28/2013		6,046
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$83, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $84)
83	0.14%, 03/28/2013		83
			44,956
	Total short-term investments
	(cost $44,956)		$44,956

	Total investments
	(cost $3,358,305) ▲	100.1%	$4,478,505
	Other assets and liabilities	(0.1)%	(5,284)
	Total net assets	100.0%	$4,473,221

2

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $3,367,799 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,152,579
Unrealized Depreciation	(41,873)
Net Unrealized Appreciation	$1,110,706

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,433,549	$4,433,549	$–	$–
Short-Term Investments	44,956	–	44,956	–
Total	$4,478,505	$4,433,549	$44,956	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford Global Growth HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Automobiles and Components - 0.5%
221	Nissan Motor Co., Ltd.	$2,142

	Banks - 4.4%
1,077	Banco Espirito Santo S.A. ●☼	1,105
463	Barclays Bank plc ADR ☼	2,061
51	BNP Paribas ☼	2,621
2,222	China Construction Bank	1,822
77	Erste Group Bank AG ☼	2,156
309	Kasikornbank PCL	2,202
211	Mitsubishi UFJ Financial Group, Inc.	1,272
86	Standard Chartered plc	2,235
483	Turkiye Garanti Bankasi	2,596
		18,070
	Capital Goods - 5.1%
24	Boeing Co.	2,076
35	Honeywell International, Inc.	2,612
21	MTU Aero Engines Holdings AG	1,958
23	Parker-Hannifin Corp.	2,115
174	Rolls-Royce Holdings plc	3,000
79	Safran S.A.	3,512
26	Schneider Electric S.A.	1,875
83	SKF AB Class B	2,031
10	SMC Corp. of America	1,944
		21,123
	Commercial and Professional Services - 1.3%
40	Equifax, Inc. ●	2,321
1	SGS S.A.	2,896
		5,217
	Consumer Durables and Apparel - 1.9%
28	Cie Financiere Richemont S.A.	2,186
26	Lululemon Athletica, Inc. ●	1,605
2	NVR, Inc. ●	2,104
192	Prada S.p.A.	1,963
		7,858
	Consumer Services - 3.5%
345	Galaxy Entertainment Group Ltd. ●	1,445
170	MGM Resorts International ●	2,233
23	Paddy Power plc	2,057
1,285	Sands China Ltd. §	6,685
38	Starbucks Corp.	2,174
		14,594
	Diversified Financials - 10.6%
532	Aberdeen Asset Management plc	3,476
19	Affiliated Managers Group, Inc. ●	2,856
85	American Express Co.	5,731
38	Ameriprise Financial, Inc.	2,814
20	BlackRock, Inc.	5,023
70	Discover Financial Services, Inc.	3,143
24	Franklin Resources, Inc.	3,668
14	Goldman Sachs Group, Inc.	2,003
12	IntercontinentalExchange, Inc. ●	1,932
90	JP Morgan Chase & Co.	4,258
56	Moody's Corp.	2,978
14	Partners Group	3,374
95	SEI Investments Co.	2,726
		43,982
	Energy - 2.3%
27	Anadarko Petroleum Corp.	2,335
84	Cobalt International Energy, Inc. ●	2,380
16	EOG Resources, Inc.	2,071
35	Schlumberger Ltd.	2,639
		9,425
	Food and Staples Retailing - 1.5%
112	CVS Caremark Corp.	6,161

	Food, Beverage and Tobacco - 6.9%
88	Altria Group, Inc.	3,009
71	Anheuser-Busch InBev N.V.	7,016
107	Diageo Capital plc	3,377
22	Fomento Economico Mexicano S.A.B. de C.V. ADR	2,472
66	Green Mountain Coffee Roasters, Inc. ●	3,753
32	Heineken N.V.	2,411
21	Pernod-Ricard S.A	2,654
89	Unilever N.V.	3,655
		28,347
	Health Care Equipment and Services - 2.9%
42	Aetna, Inc.	2,166
41	Covidien plc	2,810
22	Edwards Lifesciences Corp. ●	1,770
58	Medtronic, Inc.	2,709
35	Zimmer Holdings, Inc.	2,603
		12,058
	Insurance - 1.0%
62	American International Group, Inc. ●	2,400
230	Ping An Insurance (Group) Co.	1,789
		4,189
	Materials - 2.7%
214	Cemex S.A.B. de C.V. ADR ●‡	2,609
419	Glencore International plc	2,271
31	HeidelbergCement AG	2,244
210	James Hardie Industries plc	2,198
5	Syngenta AG	2,011
		11,333
	Media - 4.6%
60	Comcast Corp. Class A	2,505
229	News Corp. Class A	7,004
712	Sirius XM Radio, Inc. w/ Rights	2,194
52	Viacom, Inc. Class B	3,208
39	Walt Disney Co.	2,225
123	WPP plc	1,972
		19,108
	Pharmaceuticals, Biotechnology and Life Sciences - 13.2%
42	Actelion Ltd.	2,290
47	Amgen, Inc.	4,780
16	Biogen Idec, Inc. ●	3,029
58	Celgene Corp. ●	6,669
191	Gilead Sciences, Inc. ●	9,335
102	Merck & Co., Inc.	4,528
112	Mylan, Inc. ●	3,246
13	Regeneron Pharmaceuticals, Inc. ●	2,370
39	Roche Holding AG	9,162
31	Sanofi-Aventis S.A.	3,138
45	Thermo Fisher Scientific, Inc.	3,473

1

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 13.2% - (continued)
36	UCB S.A.	$2,325
		54,345
	Retailing - 4.9%
11	Amazon.com, Inc. ●	2,974
7	AutoZone, Inc. ●	2,969
36	Expedia, Inc.	2,172
99	Lowe's Co., Inc.	3,751
38	Next plc	2,513
9	Priceline.com, Inc. ●	5,868
		20,247
	Semiconductors and Semiconductor Equipment - 4.1%
46	Altera Corp.	1,624
24	ASML Holding N.V.	1,601
230	Infineon Technologies AG	1,821
66	Maxim Integrated Products, Inc.	2,151
144	MediaTek, Inc.	1,646
4	Samsung Electronics Co., Ltd.	5,726
738	Taiwan Semiconductor Manufacturing Co., Ltd.	2,472
		17,041
	Software and Services - 17.3%
48	Accenture plc	3,674
19	Alliance Data Systems Corp. ●	3,050
75	Amdocs Ltd.	2,708
29	Citrix Systems, Inc. ●	2,103
28	Cognizant Technology Solutions Corp. ●	2,130
20	Dassault Systemes S.A.	2,370
118	eBay, Inc. ●	6,424
92	Facebook, Inc. ●	2,364
12	Google, Inc. ●	9,857
19	LinkedIn Corp. Class A ●	3,306
7	Mastercard, Inc.	4,026
216	Oracle Corp.	6,974
14	Salesforce.com, Inc. ●	2,570
42	SAP AG	3,406
55	Splunk, Inc. ●	2,194
36	Teradata Corp. ●	2,130
104	Totvs S.A.	2,143
103	United Internet AG	2,516
27	Visa, Inc.	4,570
130	Yahoo!, Inc. ●	3,047
		71,562
	Technology Hardware and Equipment - 5.4%
7	Apple, Inc.	3,279
102	Cisco Systems, Inc.	2,132
129	EMC Corp. ●	3,078
424	Hitachi Ltd.	2,476
141	Juniper Networks, Inc. ●	2,616
112	LG.Philips LCD Co., Ltd.	1,637
45	Motorola Solutions, Inc.	2,881
32	Qualcomm, Inc.	2,116
166	Telefonaktiebolaget LM Ericsson Class B	2,083
		22,298
	Telecommunication Services - 1.4%
553	Sprint Nextel Corp. ●	3,432
112	Telenor ASA	2,475
		5,907
	Transportation - 1.1%
153	Delta Air Lines, Inc. ●	2,519
20	FedEx Corp.	1,941
		4,460
	Utilities - 1.3%
48	Cia de Saneamento Basico do Estado de Sao Paulo	2,296
3,402	Guangdong Investment Ltd.	2,992
		5,288
	Total common stocks
	(cost $322,953)	$404,755

PREFERRED STOCKS - 0.6%
	Media - 0.6%
64	ProSieben Sat.1 Media AG	$2,304

	Total preferred stocks
	(cost $2,226)	$2,304

	Total long-term investments
	(cost $325,179)	$407,059

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $113,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $115)
$113	0.19%, 03/28/2013	$113
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $442, collateralized by FHLMC
	3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
	U.S. Treasury Note 0.25%, 2014, value of
	$451)
442	0.17%, 03/28/2013	442
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $806, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value of
	$822)
806	0.15%, 03/28/2013	806
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $1,190,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $1,214)
1,190	0.15%, 03/28/2013	1,190
	Deutsche Bank Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $22, collateralized by FNMA
	4.00% - 6.00%, 2039 - 2040, value of $22)
22	0.25%, 03/28/2013	22

2

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.9% - (continued)
Repurchase Agreements - 0.9% - (continued)
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $649, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 - 2023,
	value of $662)
$649	0.16%, 03/28/2013		$649
	TD Securities TriParty Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$502, collateralized by FHLMC 3.50%,
	2026 - 2042, FNMA 3.00% - 3.50%, 2032 -
	2043, value of $512)
502	0.20%, 03/28/2013		502
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$7, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $7)
7	0.14%, 03/28/2013		7
			3,731
	Total short-term investments
	(cost $3,731)		$3,731

	Total investments
	(cost $328,910) ▲	99.4%	$410,790
	Other assets and liabilities	0.6%	2,686
	Total net assets	100.0%	$413,476

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $330,587 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$85,510
Unrealized Depreciation	(5,307)
Net Unrealized Appreciation	$80,203

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $6,685, which represents 1.6% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $869 at March 31, 2013.

3

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at March 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	04/03/2013	UBS	$35	$35	$–
CHF	Sell	04/02/2013	NAB	93	93	–
EUR	Buy	04/02/2013	JPM	280	279	(1)
GBP	Buy	04/02/2013	JPM	213	214	1
HKD	Sell	04/02/2013	DEUT	167	167	–
JPY	Buy	04/01/2013	DEUT	50	50	–
SEK	Sell	04/02/2013	HSBC	66	66	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
NAB	National Australia Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Diversification by Country
as of March 31, 2013
Percentage of
Country	Net Assets
Austria	0.5%
Belgium	2.3
Brazil	1.1
Canada	0.4
China	0.9
France	3.9
Germany	3.4
Hong Kong	2.7
Ireland	1.5
Italy	0.5
Japan	1.9
Jersey	0.6
Mexico	1.2
Netherlands	1.9
Norway	0.6
Portugal	0.3
South Korea	1.8
Sweden	1.0
Switzerland	5.3
Taiwan	1.0
Thailand	0.5
Turkey	0.6
United Kingdom	4.0
United States	60.6
Short-Term Investments	0.9
Other Assets and Liabilities	0.6
Total	100.0%

4

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$2,142	$–	$2,142	$–
Banks	18,070	2,596	15,474	–
Capital Goods	21,123	6,803	14,320	–
Commercial and Professional Services	5,217	2,321	2,896	–
Consumer Durables and Apparel	7,858	3,709	4,149	–
Consumer Services	14,594	6,464	8,130	–
Diversified Financials	43,982	37,132	6,850	–
Energy	9,425	9,425	–	–
Food and Staples Retailing	6,161	6,161	–	–
Food, Beverage and Tobacco	28,347	9,234	19,113	–
Health Care Equipment and Services	12,058	12,058	–	–
Insurance	4,189	2,400	1,789	–
Materials	11,333	2,609	8,724	–
Media	19,108	17,136	1,972	–
Pharmaceuticals, Biotechnology and Life Sciences	54,345	37,430	16,915	–
Retailing	20,247	17,734	2,513	–
Semiconductors and Semiconductor Equipment	17,041	3,775	13,266	–
Software and Services	71,562	63,270	8,292	–
Technology Hardware and Equipment	22,298	17,739	4,559	–
Telecommunication Services	5,907	3,432	2,475	–
Transportation	4,460	4,460	–	–
Utilities	5,288	2,296	2,992	–
Total	404,755	268,184	136,571	–
Preferred Stocks	2,304	–	2,304	–
Short-Term Investments	3,731	–	3,731	–
Total	$410,790	$268,184	$142,606	$–
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

Hartford Global Research HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8%
	Automobiles and Components - 1.3%
2	Bayerische Motoren Werke (BMW) AG	$191
16	Ford Motor Co.	217
–	Hyundai Motor Co., Ltd.	68
25	Nissan Motor Co., Ltd.	243
6	Toyota Motor Corp.	313
		1,032
	Banks - 7.3%
7	Alior Bank S.A. ●	154
25	Banco ABC Brasil S.A.	199
73	Banco Espirito Santo S.A. ●	75
72	Banco Santander Brasil S.A.	524
5	Bancorpsouth, Inc.	81
–	Banque Cantonale Vaudoise	194
16	Barclays Bank plc ADR	71
6	BNP Paribas	323
1	BOK Financial Corp.	81
5	BS Financial Group, Inc.	72
4	Canadian Imperial Bank of Commerce	282
84	China Construction Bank	69
2	Citizens & Northern Corp.	29
4	Citizens Republic Bancorp, Inc. ●	79
–	ConnectOne Bancorp Inc.	6
10	DGB Financial Group, Inc.	146
21	DNB ASA	314
1	Gronlandsbanken	127
9	Hana Financial Holdings	318
4	Home Capital Group, Inc.	211
32	HSBC Holdings plc ☼	343
20	Itau Unibanco Banco Multiplo S.A. ADR	354
30	Mitsubishi UFJ Financial Group, Inc.	182
2	National Bank of Canada	153
23	Oversea-Chinese Banking Corp., Ltd.	198
4	PNC Financial Services Group, Inc.	262
2	Shinhan Financial Group Co., Ltd.	75
16	Spar Nord Bank A/S ●	87
21	Standard Chartered plc	535
125	Turkiye Sinai Kalkinma Bankasi A.S.	173
		5,717
	Capital Goods - 6.7%
6	AMETEK, Inc.	262
15	BAE Systems plc ☼	92
3	Boeing Co.	216
1	Brenntag AG	203
–	Carlisle Cos., Inc.	33
4	Colfax Corp. ●	184
4	Danaher Corp.	250
1	Doosan Corp.	67
–	Dover Corp.	34
2	Eaton Corp. plc	146
4	Empresas ICA, S.A.B. de C.V. ●	12
–	European Aeronautic Defence & Space Co. N.V.	16
20	First Tractor Co.	18
21	General Electric Co.	491
3	Honeywell International, Inc.	247
2	IDEX Corp.	128
4	Illinois Tool Works, Inc.	252
2	Ingersoll-Rand plc	119
8	Itochu Corp.	98
2	Joy Global, Inc.	99
6	KBR, Inc.	196
1	Komatsu Ltd.	22
1	Leighton Holdings Ltd.	14
1	Lockheed Martin Corp.	144
9	Luxfer Holdings plc	136
3	Mitsubishi Corp.	53
–	Moog, Inc. Class A ●	17
1	Northrop Grumman Corp.	49
4	Pentair Ltd.	216
1	Raytheon Co.	66
7	Rexel S.A.	161
9	Rolls-Royce Holdings plc	160
2	Safran S.A.	109
1	Siemens AG	79
3	SKF AB Class B	80
–	SMC Corp. of America	65
3	Textron, Inc.	80
5	THK Co., Ltd.	89
3	United Technologies Corp.	327
3	Vinci S.A.	124
1	WESCO International, Inc. ●	106
		5,260
	Commercial and Professional Services - 0.3%
5	Brambles Ltd.	45
2	Huron Consulting Group, Inc. ●	69
2	Nielsen Holdings N.V.	84
7	Transfield Services Ltd.	12
		210
	Consumer Durables and Apparel - 1.5%
1	Adidas AG	136
2	Brunello Cucinelli S.p.A. ●	49
1	Cie Financiere Richemont S.A.☼	54
1	Coway Co., Ltd.	29
35	Daphne International Holdings Ltd.	44
1	LVMH Moet Hennessy Louis Vuitton S.A.☼	208
1	Michael Kors Holdings Ltd. ●	71
4	NIKE, Inc. Class B	221
–	PVH Corp.	45
1	Salvatore Ferragamo Italia S.p.A.	27
62	Samsonite International S.A.	157
30	Stella International Holdings Ltd.	91
–	Tempur-Pedic International, Inc. ●	24
		1,156
	Consumer Services - 0.4%
3	Carnival Corp.	106
–	Churchill Downs, Inc.	23
–	McDonald's Corp.	35
2	Norwegian Cruise Line Holdings Ltd. ●	45
13	Sands China Ltd. §	68
–	Starwood Hotels & Resorts, Inc.	17
–	Whitbread plc	9
–	Wyndham Worldwide Corp.	18
		321
	Diversified Financials - 4.4%
4	Aberdeen Asset Management plc	28
3	Ameriprise Financial, Inc.	257

1

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	Diversified Financials - 4.4% - (continued)
1	Banca Generali S.p.A.	$18
–	BlackRock, Inc.	116
19	Citigroup, Inc.	840
11	EFG International AG ●	134
3	IBJ Leasing Co., Ltd.	84
17	ING Groep N.V. ●	122
2	IntercontinentalExchange, Inc. ●	310
1	Invesco Ltd.	31
12	JP Morgan Chase & Co.	586
8	Julius Baer Group Ltd.	299
1	LPL Financial Holdings, Inc.	37
3	Morgan Stanley	60
–	Partners Group	49
6	SEI Investments Co.	162
18	UBS AG	283
1	Warsaw Stock Exchange	17
		3,433
	Energy - 10.5%
5	Anadarko Petroleum Corp.	448
2	Baker Hughes, Inc.	107
29	Beach Energy Ltd.	42
45	BG Group plc	780
47	BP plc	328
3	BP plc ADR	123
7	Buru Energy Ltd. ●	17
14	Cairn Energy plc	57
3	Canadian Natural Resources Ltd. ADR	81
1	Chesapeake Energy Corp.	24
6	Chevron Corp.	753
45	CNOOC Ltd.	87
9	Cobalt International Energy, Inc. ●	246
2	ConocoPhillips Holding Co.	107
3	Consol Energy, Inc.	114
2	Denbury Resources, Inc. ●	43
2	Diamondback Energy, Inc. ●	48
1	Dril-Quip, Inc. ●	82
4	EnCana Corp. ADR	70
1	EOG Resources, Inc.	114
1	Exxon Mobil Corp.	47
4	Galp Energia SGPS S.A.	56
2	Genel Energy plc ●	21
2	GS Holdings Corp.	112
5	Halliburton Co.	193
8	Imperial Oil Ltd.	320
37	JX Holdings, Inc.	208
25	Karoon Gas Australia Ltd. ●	136
3	Kinder Morgan, Inc.	113
88	Kunlun Energy Co., Ltd.	187
1	Marathon Petroleum Corp.	91
2	MEG Energy Corp. ●	58
1	National Oilwell Varco, Inc.	71
69	New Standard Energy Ltd. ●	13
6	Ocean Rig UDW, Inc. ●	105
11	Oil Search Ltd.	88
15	Ophilr Energy plc ●	105
3	Painted Pony Petroleum Ltd. ●	28
2	Patterson-UTI Energy, Inc.	37
1	PBF Energy, Inc. ●	26
4	Peabody Energy Corp.	84
10	Petroleo Brasileiro S.A. ADR	168
6	Phillips 66	446
2	Pioneer Natural Resources Co.	202
6	Reliance Industries Ltd.	81
2	Reliance Industries Ltd. GDR ■	64
14	Repsol S.A.	291
6	Santos Ltd.	74
3	Sasol Ltd. ADR	144
1	Schlumberger Ltd.	78
2	Southwestern Energy Co. ●	61
5	Statoil ASA	125
5	Suncor Energy, Inc.	147
5	Superior Energy Services, Inc. ●	125
1	Tesoro Corp.	80
5	Tonengeneral Sekiyu KK	45
1	Tourmaline Oil Corp. ●	49
8	Trican Well Service Ltd.	122
47	Whitehaven Coal Ltd.	104
1	Whiting Petroleum Corp. ●	56
		8,232
	Food and Staples Retailing - 2.2%
8	Carrefour S.A.	208
1	Costco Wholesale Corp.	154
4	CVS Caremark Corp.	204
6	Seven & I Holdings Co., Ltd.	197
30	Tesco plc	175
9	Walgreen Co.	452
9	Woolworths Ltd. ☼	317
		1,707
	Food, Beverage and Tobacco - 9.9%
25	Altria Group, Inc.	869
6	Anheuser-Busch InBev N.V.	624
4	British American Tobacco plc	208
11	Coca-Cola Co.	439
3	Coca-Cola Enterprises, Inc.	96
18	Diageo Capital plc	556
4	Dr. Pepper Snapple Group	196
4	General Mills, Inc.	207
2	GLG Life Technology Corp. ⌂●†	1
3	H.J. Heinz Co.	190
3	Imperial Tobacco Group plc	109
19	ITC Ltd.	109
5	Japan Tobacco, Inc.	150
4	Kraft Foods Group, Inc.	231
20	Lorillard, Inc.	813
12	Mondelez International, Inc.	381
12	Nestle S.A.	880
7	New Britain Palm Oil Ltd.	44
8	PepsiCo, Inc.	609
9	Philip Morris International, Inc.	823
5	Unilever N.V.	209
1	United Spirits Ltd.	19
		7,763
	Health Care Equipment and Services - 2.8%
1	Abbott Laboratories	36
1	Aetna, Inc.	51
1	Allscripts Healthcare Solutions, Inc. ●	12

2

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	Health Care Equipment and Services - 2.8% - (continued)
10	Boston Scientific Corp. ●	$79
2	Cardinal Health, Inc.	95
1	CIGNA Corp.	91
3	Covidien plc	212
1	HCA Holdings, Inc.	53
1	Hologic, Inc. ●	30
–	M3, Inc.	137
4	McKesson Corp.	401
4	Medtronic, Inc.	207
3	NMC Health plc ●	14
2	Qualicorp S.A. ●	23
1	Rhoen-Klinikum AG	21
11	Smith & Nephew plc	123
1	St. Jude Medical, Inc.	42
–	Straumann Holding AG	10
1	Stryker Corp.	93
6	UnitedHealth Group, Inc.	368
2	Vanguard Health Systems, Inc. ●	29
–	Zimmer Holdings, Inc.	35
		2,162
	Household and Personal Products - 0.1%
1	Reckitt Benckiser Group plc	90

	Insurance - 4.0%
2	Aflac, Inc.	78
7	Ageas	243
5	American International Group, Inc. ●	192
2	Aon plc	132
9	AXA S.A.	158
3	Berkshire Hathaway, Inc. Class B ●	313
7	Brasil Insurance Participacoes e Administracao S.A.	77
8	Delta Lloyd N.V.	140
25	Direct Line Insurance Group plc ●	76
24	Discovery Ltd.	201
4	Hanover Insurance Group, Inc.	184
–	Markel Corp. ●	161
3	Marsh & McLennan Cos., Inc.	116
3	Progressive Corp.	74
1	Prudential Financial, Inc.	65
30	Storebrand ASA	119
3	Swiss Re Ltd.	266
4	Unum Group	119
15	XL Group plc	450
		3,164
	Materials - 6.3%
2	Air Products & Chemicals, Inc.	210
3	Akzo Nobel N.V.	181
8	Allegheny Technologies, Inc.	243
138	Aquarius Platinum Ltd.	101
13	ArcelorMittal ADR	163
3	Asahi Kasei Corp.	21
11	AuRico Gold, Inc. ●	66
4	Ball Corp.	199
2	Barrick Gold Corp.	50
2	BASF SE	179
8	BHP Billiton plc	244
1	Cabot Corp.	22
2	Celanese Corp.	68
3	Cemex Latam Holdings S.A. ●	23
–	CF Industries Holdings, Inc.	61
61	China Shanshui Cement Group	35
1	Crown Holdings, Inc. ●	61
1	Detour Gold Corp. ●	21
5	Dow Chemical Co.	170
7	EcoSynthetix, Inc. ●	23
2	First Quantum Minerals Ltd.	30
5	Glencore International plc	25
3	Goldcorp, Inc.	105
8	Graphic Packaging Holding Co. ●	63
1	HeidelbergCement AG	108
1	Holcim Ltd.	62
130	Huabao International Holdings Ltd.	57
3	International Paper Co.	129
6	JSR Corp.	122
1	Lafarge S.A.	37
1	LyondellBasell Industries Class A	76
–	Martin Marietta Materials, Inc.	35
1	MeadWestvaco Corp.	45
5	Methanex Corp.	222
2	Methanex Corp. ADR	91
4	Mitsubishi Chemical Holdings	21
39	Mitsui Chemicals, Inc.	86
136	Mongolian Mining Corp. ●	50
2	Mosaic Co.	139
12	Nine Dragons Paper Holdings	11
2	Nippon Shokubai Co., Ltd.	17
–	Nucor Corp.	14
3	Owens-Illinois, Inc. ●	89
43	Platinum Group Metals Ltd. ●	61
83	PTT Chemical Public Co., Ltd. ●	197
4	Rexam plc	30
6	Rio Tinto plc ☼	265
27	Rubicon Minerals Corp. ●	65
1	Shin-Etsu Chemical Co., Ltd.	65
9	Showa Denko K.K.	14
9	Smurfit Kappa Group plc	152
6	Synthomer plc	21
1	Tikkurila Oyj	28
6	Ube Industries Ltd.	12
5	Universal Stainless & Alloy Products, Inc. ●	199
–	Westlake Chemical Corp.	18
		4,902
	Media - 2.7%
1	AMC Networks, Inc. Class A ●	40
3	Cablevision Systems Corp.	41
1	CBS Corp. Class B	41
2	Charter Communications, Inc. ●	157
3	Comcast Corp. Class A	143
5	Comcast Corp. Special Class A	183
4	DreamWorks Animation SKG, Inc. ●	74
–	Fuji Media Holdings, Inc.	50
2	Imax Corp. ●	59
5	Interpublic Group of Cos., Inc.	65
1	MDC Partners, Inc. Class A	19
3	Omnicom Group, Inc.	175

3

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	Media - 2.7% - (continued)
12	Pandora Media, Inc. ●	$165
9	Reed Elsevier Capital, Inc.	109
23	Sirius XM Radio, Inc. w/ Rights	70
–	Time Warner Cable, Inc.	38
5	Time Warner, Inc.	273
7	Walt Disney Co.	417
		2,119
	Pharmaceuticals, Biotechnology and Life Sciences - 7.6%
1	Acorda Therapeutics, Inc. ●	29
1	Actavis, Inc. ●	75
1	Actelion Ltd.	27
2	Agilent Technologies, Inc.	102
1	Algeta ASA ●	38
–	Alk-Abello A/S	17
9	Alkermes plc ●	205
2	Almirall S.A.	27
7	Arena Pharmaceuticals, Inc. ●	61
2	Astellas Pharma, Inc.	121
3	AstraZeneca plc	146
2	AstraZeneca plc ADR	102
1	Auxilium Pharmaceuticals, Inc. ●	22
–	Biogen Idec, Inc. ●	96
11	Bristol-Myers Squibb Co.	433
2	Cadence Pharmaceuticals, Inc. ●	11
1	Covance, Inc. ●	48
1	Cubist Pharmaceuticals, Inc. ●	37
11	Daiichi Sankyo Co., Ltd.	216
5	Eisai Co., Ltd.	202
22	Elan Corp. plc ADR ●	262
9	Eli Lilly & Co.	491
9	Exelixis, Inc. ●	41
7	Forest Laboratories, Inc. ●	247
4	Gilead Sciences, Inc. ●	205
2	H. Lundbeck A/S	33
1	Immunogen, Inc. ●	23
1	Incyte Corp. ●	32
2	Ironwood Pharmaceuticals, Inc. ●	41
1	Johnson & Johnson	119
2	Medicines Co. ●	61
8	Merck & Co., Inc.	374
1	Mylan, Inc. ●	35
1	NPS Pharmaceuticals, Inc. ●	14
1	Ono Pharmaceutical Co., Ltd.	53
1	Onyx Pharmaceuticals, Inc. ●	71
1	Prothena Corp. plc ●	4
2	Regeneron Pharmaceuticals, Inc. ●	365
4	Rigel Pharmaceuticals, Inc. ●	25
–	Roche Holding AG	109
1	Salix Pharmaceuticals Ltd. ●	72
1	Seattle Genetics, Inc. ●	49
13	Shionogi & Co., Ltd.	263
–	Targacept, Inc. ●	2
14	Teva Pharmaceutical Industries Ltd. ADR	552
4	UCB S.A.	250
1	Vertex Pharmaceuticals, Inc. ●	52
2	Xenoport, Inc. ●	11
1	Zoetis, Inc. ●	33
		5,904
	Real Estate - 3.0%
–	Acadia Realty Trust REIT	8
–	Alexander & Baldwin, Inc. ●	7
3	American Assets Trust, Inc. REIT	82
–	American Campus Communities, Inc. REIT	15
1	American Tower Corp. REIT	107
13	Ascendas REIT	26
4	Asesor De Activos Prisma SAP REIT	7
–	AvalonBay Communities, Inc. REIT	20
–	Aviv REIT, Inc.	1
21	Ayala Land, Inc.	17
138	Bekasi Fajar Industrial Estate Tbk PT ●	14
4	Beni Stabili S.p.A.	3
1	Big Yellow Group REIT	8
–	Boston Properties, Inc. REIT	19
–	BR Malls Participacoes S.A.	6
4	BR Properties S.A.	47
–	Camden Property Trust REIT	18
–	Canadian Apartment Properties REIT	11
56	China Overseas Grand Oceans Group Ltd.	74
–	Coresite Realty Corp. REIT	11
1	DDR Corp. REIT	11
1	Derwent London plc REIT	23
1	Deutsche Wohnen A.G.	21
1	Douglas Emmett, Inc. REIT	14
–	EastGroup Properties, Inc. REIT	11
–	Education Realty Trust, Inc. REIT	4
–	Equity Lifestyle Properties, Inc. REIT	15
–	Essex Property Trust, Inc. REIT	25
–	EuroBank Properties REIT	3
4	Fibra Uno Administracion S.A. REIT	13
7	Forest City Enterprises, Inc. Class A ●	122
26	Fortune REIT	23
1	Glimcher Realty Trust REIT	11
–	GSW Immobilien AG	12
13	Hammerson plc REIT	94
1	Health Care, Inc. REIT	39
1	Healthcare Trust of America, Inc. REIT	8
1	Host Hotels & Resorts, Inc. REIT	16
–	Icade REIT	6
–	Industrial & Infrastructure Fund Investment Corp. REIT	22
–	Japan Logistics Fund REIT	23
–	Jones Lang LaSalle, Inc.	8
–	Kilroy Realty Corp. REIT	14
1	Kite Realty Group Trust REIT	4
27	Link (The) REIT	149
1	Mitsubishi Estate Co., Ltd.	42
6	Mitsui Fudosan Co., Ltd.	159
5	New World Development Co., Ltd.	9
1	Northwest Healthcare Properties REIT	9
6	Norwegian Property ASA	9
120	Pakuwon Jati TBK	5
–	Public Storage REIT	34
2	Rayonier, Inc. REIT	148
166	Robinsons Land Corp.	104
1	Shaftesbury plc REIT	7
2	Simon Property Group, Inc. REIT	253
12	Sino Land Co., Ltd.	20

4

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	Real Estate - 3.0% - (continued)
–	SL Green Realty Corp. REIT	$15
–	Stag Industrial, Inc. REIT	9
8	Sun Hung Kai Properties Ltd.	111
30	Supalai Public Co., Ltd.	22
–	Taubman Centers, Inc. REIT	26
–	Unibail Rodamco REIT	38
3	Unite Group plc	13
–	Wereldhave N.V. REIT	7
7	Westfield Group REIT	80
7	Westfield Retail Trust REIT	23
1	Wihlborgs Fastigheter A.B.	10
		2,345
	Retailing - 5.0%
1	Aeropostale, Inc. ●	17
3	Amazon.com, Inc. ●‡	877
2	American Eagle Outfitters, Inc.	29
1	AutoZone, Inc. ●	280
5	Best Buy Co., Inc.	104
1	Big Lots, Inc. ●	20
1	Dick's Sporting Goods, Inc.	57
5	Dollar Tree, Inc. ●	259
1	DSW, Inc.	32
2	Expedia, Inc.	138
–	Five Below, Inc. ●	18
–	Genesco, Inc. ●	11
4	Hennes & Mauritz Ab	134
1	HSN, Inc.	34
1	Industria de Diseno Textil S.A.	130
151	Intime Department Store Group Co., Ltd.	172
5	Liberty Media - Interactive A ●	98
18	Lowe's Co., Inc.	670
5	Myer Holdings Ltd.	15
1	Netflix, Inc. ●	167
1	Nordstrom, Inc.	51
2	Pier 1 Imports, Inc.	36
–	Pinault-Printemps-Redoute S.A.	100
–	Priceline.com, Inc. ●	283
1	Ryohin Keikaku Co., Ltd.	52
1	Urban Outfitters, Inc. ●	40
69	Zhongsheng Group Holdings Ltd.	83
		3,907
	Semiconductors and Semiconductor Equipment - 2.1%
7	ASM Pacific Technology Ltd.	81
2	ASML Holding N.V.	113
3	Cypress Semiconductor Corp.	36
1	Hynix Semiconductor, Inc. ●	39
15	Intel Corp.	326
2	International Rectifier Corp. ●	41
1	Lam Research Corp. ●	47
2	Maxim Integrated Products, Inc.	67
3	Micron Technology, Inc. ●	31
5	NXP Semiconductors N.V. ●	151
10	ON Semiconductor Corp. ●	84
7	RF Micro Devices, Inc. ●	35
–	Samsung Electronics Co., Ltd.	342
73	Taiwan Semiconductor Manufacturing Co., Ltd.	245
		1,638
	Software and Services - 6.8%
5	Accenture plc	374
4	Activision Blizzard, Inc.	63
1	Alliance Data Systems Corp. ●	110
6	Automatic Data Processing, Inc.	382
9	Cadence Design Systems, Inc. ●	127
1	Citrix Systems, Inc. ●	77
2	Cognizant Technology Solutions Corp. ●	176
1	CyrusOne, Inc. ●	24
4	Dropbox, Inc. ⌂●†	43
9	eBay, Inc. ●	493
1	Equinix, Inc. ●	170
1	Exlservice Holdings, Inc. ●	30
7	Facebook, Inc. ●	183
5	Fortinet, Inc. ●	115
9	Genpact Ltd.	165
–	Google, Inc. ●	180
16	Higher One Holdings, Inc. ●	144
1	IBM Corp.	261
8	Kakaku.com, Inc.	197
1	LinkedIn Corp. Class A ●	257
–	MicroStrategy, Inc. ●	24
5	Oracle Corp.	177
3	Pactera Technology International Ltd. ●	17
2	QLIK Technologies, Inc. ●	39
3	Red Hat, Inc. ●	133
–	Salesforce.com, Inc. ●	74
4	Splunk, Inc. ●	152
3	Teradata Corp. ●	148
4	Vantiv, Inc. ●	91
10	VeriFone Systems, Inc. ●	200
2	Visa, Inc.	370
–	WEX, Inc. ●	21
–	Xoom Corp. ●	7
12	Yahoo!, Inc. ●	274
		5,298
	Technology Hardware and Equipment - 4.2%
7	Advantech Co., Ltd.	29
6	Anritsu Corp.	92
1	Apple, Inc.	408
4	Asustek Computer, Inc.	43
38	Cisco Systems, Inc.	804
27	Delta Electronics, Inc.	111
16	EMC Corp. ●	382
18	Hitachi Ltd.	106
2	JDS Uniphase Corp. ●	24
13	Juniper Networks, Inc. ●	234
1	National Instruments Corp.	23
7	NetApp, Inc. ●	224
5	Qualcomm, Inc.	330
1	Rogers Corp. ●	24
12	Telefonaktiebolaget LM Ericsson ADR	156
6	TPK Holding Co., Ltd. ●	112
–	Wacom Co., Ltd.	101
42	WPG Holdings Co., Ltd.	48
		3,251
	Telecommunication Services - 3.0%
41	Axiata Group Berhad	88
54	Bezeq Israeli Telecommunication Corp., Ltd.	75

5

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	Telecommunication Services - 3.0% - (continued)
20	Bharti Infratel Ltd. ●	$65
27	Bharti Televentures	145
40	China Telecom Corp., Ltd.	20
58	China Unicom Ltd.	78
5	Cincinnati Bell, Inc. ●	15
2	Crown Castle International Corp. ●	134
13	Frontier Communications Co.	51
24	Leap Wireless International, Inc. ●	139
4	MTN Group Ltd.	79
1	P.T. Telekomunikasi Indonesia ADR	49
1	Philippine Long Distance Telephone Co. ADR	54
35	Portugal Telecom SGPS S.A.	174
1	SBA Communications Corp. ●	86
4	SK Telecom Co., Ltd. ADR	63
1	SoftBank Corp.	37
32	Sprint Nextel Corp. ●	201
7	Telefonica S.A.☼	98
8	Telefonica S.A. ADR	110
13	Telenor ASA	286
15	Turkcell Iletisim Hizmetleri A.S. ●	104
3	TW Telecom, Inc. ●	88
43	Vodafone Group plc	122
		2,361
	Transportation - 2.8%
202	AirAsia Berhad	187
3	Celadon Group, Inc.	72
8	Covenant Transport ●	45
22	Delta Air Lines, Inc. ●	357
1	DSV A/S ☼	14
1	Echo Global Logistics, Inc. ●	12
2	FedEx Corp.	220
1	Genesee & Wyoming, Inc. Class A ●	93
4	Grupo Aeroportuario del Centro Norte	16
7	Hertz Global Holdings, Inc. ●	164
2	J.B. Hunt Transport Services, Inc.	166
1	Kansas City Southern	87
–	Landstar System, Inc.	20
5	Localiza Rent a Car S.A.	97
12	Malaysia Airports Holdings BHD	23
2	Norfolk Southern Corp.	166
1	Santos Brasil Participacoes S.A.	17
1	Spirit Airlines, Inc. ●	14
14	Transurban Group	93
15	US Airways Group, Inc. ●	247
6	Vitran Corp., Inc. ●	34
2	XPO Logistics, Inc. ●	40
44	Zhejiang Expressway Co., Ltd.	34
		2,218
	Utilities - 3.9%
1	Alliant Energy Corp.	73
2	American Electric Power Co., Inc.	106
5	Calpine Corp. ●	104
5	Cheung Kong Infrastructure Holdings Ltd.	31
2	Cia de Saneamento Basico do Estado de Sao Paulo	95
1	Cia Paranaense de Energia-Copel	10
4	Duke Energy Corp.	326
23	Enel Green Power S.p.A.	43
14	Enel S.p.A.	46
10	ENN Energy Holdings Ltd.	53
8	GDF Suez ☼	160
70	Guangdong Investment Ltd.	61
11	Iberdrola S.A.	51
–	Infraestructura Energetica Nova, S.A.B. de C.V.	1
43	National Grid plc ☼	495
7	NextEra Energy, Inc.	561
3	Northeast Utilities	109
13	NTPC Ltd. ☼	35
2	OGE Energy Corp.	131
10	Osaka Gas Co., Ltd.	43
5	PG&E Corp.	208
1	Pinnacle West Capital Corp.	60
–	RWE AG	18
3	Severn Trent plc	65
8	Snam S.p.A.	35
4	Suez Environment S.A.	57
7	Tokyo Gas Co., Ltd.	36
		3,013
	Total common stocks
	(cost $66,809)	$77,203

PREFERRED STOCKS - 0.5%
	Automobiles and Components - 0.3%
1	Volkswagen AG N.V.	$205

	Software and Services - 0.1%
7	FireEye, Inc. Private Placement ⌂†	92

	Utilities - 0.1%
2	Cia Paranaense de Energie	35

	Total preferred stocks
	(cost $305)	$332
	Total long-term investments
	(cost $67,114)	$77,535

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $29,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $29)
$29	0.19%, 03/28/2013	$29
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $112, collateralized by FHLMC
	3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
	U.S. Treasury Note 0.25%, 2014, value of
	$114)
112	0.17%, 03/28/2013	112

6

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.2% - (continued)
Repurchase Agreements - 1.2% - (continued)
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $204, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value of
	$208)
$204	0.15%, 03/28/2013		$204
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $302,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $308)
302	0.15%, 03/28/2013		302
	Deutsche Bank Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $5, collateralized by FNMA
	4.00% - 6.00%, 2039 - 2040, value of $6)
5	0.25%, 03/28/2013		5
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $164, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 - 2023,
	value of $168)
164	0.16%, 03/28/2013		164
	TD Securities TriParty Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$127, collateralized by FHLMC 3.50%,
	2026 - 2042, FNMA 3.00% - 3.50%, 2032 -
	2043, value of $130)
127	0.20%, 03/28/2013		127
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$2, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $2)
2	0.14%, 03/28/2013		2
			945
	Total short-term investments
	(cost $945)		$945

	Total investments
	(cost $68,059) ▲	100.5%	$78,480
	Other assets and liabilities	(0.5)%	(358)
	Total net assets	100.0%	$78,122

7

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $69,218 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,582
Unrealized Depreciation	(3,320)
Net Unrealized Appreciation	$9,262

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2013, the aggregate value of these securities was $136, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $64, which represents 0.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $68, which represents 0.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	4	Dropbox, Inc.	$38
12/2012	7	FireEye, Inc. Private Placement Preferred	71
02/2011	2	GLG Life Technology Corp.	23

At March 31, 2013, the aggregate value of these securities was $136, which represents 0.2% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $249 at March 31, 2013.

8

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at March 31, 2013

						Unrealized
						Appreciation/
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	(Depreciation)
AUD	Buy	04/04/2013	BNP	$17	$17	$–
AUD	Sell	04/04/2013	BNP	3	3	–
AUD	Sell	04/03/2013	UBS	13	13	–
CHF	Buy	04/03/2013	JPM	10	10	–
CHF	Sell	04/04/2013	DEUT	4	4	–
CHF	Sell	04/02/2013	NAB	9	9	–
DKK	Buy	04/02/2013	DEUT	15	15	–
DKK	Sell	04/02/2013	DEUT	1	1	–
EUR	Buy	04/02/2013	HSBC	13	13	–
EUR	Buy	04/02/2013	JPM	21	21	–
EUR	Sell	04/03/2013	CBK	1	1	–
EUR	Sell	04/04/2013	CBK	7	7	–
EUR	Sell	04/02/2013	JPM	30	30	–
EUR	Sell	04/03/2013	UBS	31	31	–
GBP	Buy	04/04/2013	BCLY	32	32	–
GBP	Buy	04/02/2013	JPM	111	111	–
GBP	Sell	04/02/2013	BCLY	8	8	–
GBP	Sell	04/03/2013	BCLY	2	2	–
GBP	Sell	04/04/2013	BCLY	5	5	–
GBP	Sell	04/04/2013	DEUT	2	2	–
GBP	Sell	04/02/2013	JPM	19	19	–
HKD	Buy	04/02/2013	DEUT	34	34	–
HKD	Sell	04/02/2013	DEUT	3	3	–
HKD	Sell	04/03/2013	JPM	5	5	–
JPY	Buy	04/01/2013	DEUT	24	24	–
JPY	Buy	04/02/2013	JPM	34	34	–
JPY	Sell	04/01/2013	DEUT	2	2	–
JPY	Sell	07/01/2013	DEUT	391	378	13
JPY	Sell	04/02/2013	JPM	2	2	–
NOK	Sell	04/02/2013	MSC	1	1	–
NOK	Sell	04/03/2013	SCB	–	–	–
SEK	Sell	04/04/2013	GSC	1	1	–
						$13

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

9

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Denmark Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

10

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,032	$217	$815	$–
Banks	5,717	2,542	3,175	–
Capital Goods	5,260	3,810	1,450	–
Commercial and Professional Services	210	153	57	–
Consumer Durables and Apparel	1,156	390	766	–
Consumer Services	321	244	77	–
Diversified Financials	3,433	2,399	1,034	–
Energy	8,232	5,275	2,957	–
Food and Staples Retailing	1,707	810	897	–
Food, Beverage and Tobacco	7,763	4,917	2,845	1
Health Care Equipment and Services	2,162	1,892	270	–
Household and Personal Products	90	–	90	–
Insurance	3,164	2,037	1,127	–
Materials	4,902	2,761	2,141	–
Media	2,119	1,960	159	–
Pharmaceuticals, Biotechnology and Life Sciences	5,904	4,435	1,469	–
Real Estate	2,345	1,356	989	–
Retailing	3,907	3,221	686	–
Semiconductors and Semiconductor Equipment	1,638	875	763	–
Software and Services	5,298	5,058	197	43
Technology Hardware and Equipment	3,251	2,609	642	–
Telecommunication Services	2,361	1,055	1,306	–
Transportation	2,218	1,890	328	–
Utilities	3,013	1,784	1,229	–
Total	77,203	51,690	25,469	44
Preferred Stocks	332	–	240	92
Short-Term Investments	945	–	945	–
Total	$78,480	$51,690	$26,654	$136
Foreign Currency Contracts*	13	–	13	–
Total	$13	$–	$13	$–
Liabilities:
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended March 31, 2013, investments valued at $905 were transferred from Level 1 to Level 2, and investments valued at $170 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

11

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance
	of	Realized	Unrealized					Transfers	Transfers	as of
	December	Gain	Appreciation		Net			Into	Out of	March
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2013
Assets:
Common Stocks	$37	$—	$7	*	$—	$—	$—	$—	$—	$44
Preferred Stocks	64	—	28	†	—	—	—	—	—	92
Total	$101	$—	$35		$—	$—	$—	$—	$—	$136

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $7.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $28.

12

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Diversification by Country
as of March 31, 2013
Percentage of
Country	Net Assets
Australia	1.4%
Belgium	1.4
Brazil	2.1
Canada	3.1
China	0.4
Colombia	0.0
Denmark	0.4
Finland	0.0
France	2.2
Germany	1.5
Greece	0.0
Hong Kong	2.0
India	0.7
Indonesia	0.1
Ireland	0.8
Israel	0.8
Italy	0.3
Japan	5.2
Jersey	0.0
Luxembourg	0.2
Malaysia	0.4
Marshall Islands	0.1
Mexico	0.1
Netherlands	1.4
Norway	1.1
Papua New Guinea	0.2
Philippines	0.2
Poland	0.2
Portugal	0.4
Singapore	0.3
South Africa	0.5
South Korea	1.7
Spain	0.9
Sweden	0.5
Switzerland	3.0
Taiwan	0.8
Thailand	0.3
Turkey	0.4
United Kingdom	7.7
United States	56.5
Short-Term Investments	1.2
Other Assets and Liabilities	(0.5)
Total	100.0%

13

Hartford Growth HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles and Components - 1.3%
75	Harley-Davidson, Inc.	$3,977

	Capital Goods - 4.5%
100	AMETEK, Inc.	4,325
28	Cummins, Inc.	3,185
60	Eaton Corp. plc	3,649
68	Safran S.A. ADR	3,017
		14,176
	Commercial and Professional Services - 1.0%
30	IHS, Inc. ●	3,108

	Consumer Durables and Apparel - 3.8%
143	D.R. Horton, Inc.	3,484
51	Lennar Corp.	2,104
45	Michael Kors Holdings Ltd. ●	2,541
28	PVH Corp.	2,945
5	Ralph Lauren Corp.	849
		11,923
	Consumer Services - 4.4%
5	Chipotle Mexican Grill, Inc. ●	1,594
127	Dunkin' Brands Group, Inc.	4,678
64	Starwood Hotels & Resorts, Inc.	4,101
1	Wynn Resorts Ltd.	155
44	Yum! Brands, Inc.	3,167
		13,695
	Diversified Financials - 3.3%
49	American Express Co.	3,289
14	BlackRock, Inc.	3,650
68	JP Morgan Chase & Co.	3,230
		10,169
	Energy - 3.8%
39	Anadarko Petroleum Corp.	3,442
33	Cameron International Corp. ●	2,175
100	Cobalt International Energy, Inc. ●	2,814
31	National Oilwell Varco, Inc.	2,164
19	Schlumberger Ltd.	1,405
		12,000
	Food and Staples Retailing - 1.4%
81	CVS Caremark Corp.	4,432

	Food, Beverage and Tobacco - 6.0%
42	Anheuser-Busch InBev N.V.	4,148
163	Green Mountain Coffee Roasters, Inc. ●	9,226
25	Mead Johnson Nutrition Co.	1,915
137	Pernod-Ricard S.A.	3,397
		18,686
	Health Care Equipment and Services - 4.5%
56	Covidien plc	3,804
50	Edwards Lifesciences Corp. ●	4,079
210	Hologic, Inc. ●	4,738
3	Intuitive Surgical, Inc. ●	1,503
		14,124
	Materials - 2.0%
58	Monsanto Co.	6,158

	Media - 8.0%
118	Comcast Corp. Class A	4,948
178	News Corp. Class A	5,443
1,452	Sirius XM Radio, Inc. w/ Rights	4,472
80	Time Warner, Inc.	4,620
96	Walt Disney Co.	5,451
		24,934
	Pharmaceuticals, Biotechnology and Life Sciences - 5.9%
80	Agilent Technologies, Inc.	3,362
26	Biogen Idec, Inc. ●	4,978
165	Gilead Sciences, Inc. ●	8,061
12	Regeneron Pharmaceuticals, Inc. ●	2,078
		18,479
	Real Estate - 0.8%
32	American Tower Corp. REIT	2,484

	Retailing - 12.5%
62	Abercrombie & Fitch Co. Class A	2,887
25	Amazon.com, Inc. ●	6,741
15	AutoZone, Inc. ●	5,975
59	Dollar General Corp. ●	3,003
70	Family Dollar Stores, Inc.	4,112
62	Home Depot, Inc.	4,341
196	Lowe's Co., Inc.	7,448
6	Priceline.com, Inc. ●	4,448
		38,955
	Semiconductors and Semiconductor Equipment - 2.1%
139	Altera Corp.	4,936
52	Broadcom Corp. Class A	1,794
		6,730
	Software and Services - 23.2%
27	Alliance Data Systems Corp. ●	4,292
18	BMC Software, Inc. ●	848
46	Citrix Systems, Inc. ●	3,336
52	Cognizant Technology Solutions Corp. ●	4,019
136	eBay, Inc. ●	7,379
163	Facebook, Inc. ●	4,174
14	Google, Inc. ●	10,755
25	IBM Corp.	5,318
21	LinkedIn Corp. Class A ●	3,660
10	Mastercard, Inc.	5,187
237	Oracle Corp.	7,655
21	Salesforce.com, Inc. ●	3,667
100	ServiceNow, Inc. ●	3,624
78	Splunk, Inc. ●	3,140
46	Tibco Software, Inc. ●	940
27	Visa, Inc.	4,670
		72,664
	Technology Hardware and Equipment - 8.0%
31	Apple, Inc.	13,887
146	Cisco Systems, Inc.	3,053
177	Juniper Networks, Inc. ●	3,276
63	NetApp, Inc. ●	2,142
38	Qualcomm, Inc.	2,515
		24,873
	Transportation - 2.2%
48	J.B. Hunt Transport Services, Inc.	3,567

1

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Transportation - 2.2% - (continued)
29	Kansas City Southern		$3,206
			6,773
	Total common stocks
	(cost $247,500)		$308,340

	Total long-term investments
	(cost $247,500)		$308,340

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $23,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $23)
$23	0.19%, 03/28/2013		$23
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $89, collateralized by FHLMC
	3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
	U.S. Treasury Note 0.25%, 2014, value of
	$90)
89	0.17%, 03/28/2013		89
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $162, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value of
	$165)
161	0.15%, 03/28/2013		161
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $239,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $243)
239	0.15%, 03/28/2013		239
	Deutsche Bank Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $4, collateralized by FNMA
	4.00% - 6.00%, 2039 - 2040, value of $4)
4	0.25%, 03/28/2013		4
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $130, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 - 2023,
	value of $133)
130	0.16%, 03/28/2013		130
	TD Securities TriParty Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$101, collateralized by FHLMC 3.50%,
	2026 - 2042, FNMA 3.00% - 3.50%, 2032 -
	2043, value of $103)
101	0.20%, 03/28/2013		101
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$1, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $1)
1	0.14%, 03/28/2013		1
			748
	Total short-term investments
	(cost $748)		$748

	Total investments
	(cost $248,248) ▲	98.9%	$309,088
	Other assets and liabilities	1.1%	3,403
	Total net assets	100.0%	$312,491

2

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲ At March 31, 2013, the cost of securities for federal income tax purposes was $249,514 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$64,579
Unrealized Depreciation	(5,005)
Net Unrealized Appreciation	$59,574

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$308,340	$308,340	$—	$—
Short-Term Investments	748	—	748	—
Total	$309,088	$308,340	$748	$—

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford Healthcare HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Biotechnology - 24.1%
33	Acorda Therapeutics, Inc. ●	$1,060
52	Algeta ASA ●	1,768
177	Alkermes plc ●	4,201
264	Anacor Pharmaceuticals, Inc. ●	1,708
146	Arena Pharmaceuticals, Inc. ●	1,196
125	Aveo Pharmaceuticals, Inc. ●	917
11	Biogen Idec, Inc. ●	2,114
90	Celldex Therapeutics, Inc. ●	1,040
38	Cubist Pharmaceuticals, Inc. ●	1,789
390	Elan Corp. plc ADR ●	4,597
372	Exelixis, Inc. ●	1,717
243	Gilead Sciences, Inc. ●	11,911
75	Incyte Corp. ●	1,744
79	Ironwood Pharmaceuticals, Inc. ●	1,438
70	NPS Pharmaceuticals, Inc. ●	708
27	Onyx Pharmaceuticals, Inc. ●	2,438
28	Prothena Corp. plc ●	189
16	Puma Biotechnology, Inc. ●	544
29	Regeneron Pharmaceuticals, Inc. ●	5,027
171	Rigel Pharmaceuticals, Inc. ●	1,164
57	Seattle Genetics, Inc. ●	2,035
150	Tesaro, Inc. ●	3,296
41	Vertex Pharmaceuticals, Inc. ●	2,227
		54,828
	Drug Retail - 4.3%
83	CVS Caremark Corp.	4,550
112	Walgreen Co.	5,347
		9,897
	Health Care Distributors - 6.1%
147	Cardinal Health, Inc.	6,111
72	McKesson Corp.	7,810
		13,921
	Health Care Equipment - 19.0%
80	Abbott Laboratories	2,811
101	ABIOMED, Inc. ●	1,884
548	Boston Scientific Corp. ●	4,283
80	Covidien plc	5,452
126	Globus Medical, Inc. ●	1,846
47	Heartware International, Inc. ●	4,161
65	Hologic, Inc. ●	1,460
128	Medtronic, Inc.	6,016
76	Orthofix International N.V. ●	2,719
70	St. Jude Medical, Inc.	2,844
58	Stryker Corp.	3,797
93	Tornier N.V. ●	1,745
98	Volcano Corp. ●	2,179
28	Zimmer Holdings, Inc.	2,087
		43,284
	Health Care Facilities - 2.1%
71	HCA Holdings, Inc.	2,892
132	NMC Health plc ●	657
78	Vanguard Health Systems, Inc. ●	1,164
		4,713
	Health Care Supplies - 0.5%
25	Dentsply International, Inc.	1,069

	Health Care Technology - 0.6%
99	Allscripts Healthcare Solutions, Inc. ●	1,340

	Life Sciences Tools and Services - 3.3%
87	Agilent Technologies, Inc.	3,630
39	Covance, Inc. ●	2,930
26	MorphoSys AG ●	1,055
		7,615
	Managed Health Care - 10.0%
75	Aetna, Inc.	3,846
109	CIGNA Corp.	6,827
183	Qualicorp S.A. ●	1,833
179	UnitedHealth Group, Inc.	10,261
		22,767
	Pharmaceuticals - 28.2%
46	Actavis, Inc. ●	4,244
10	Alk-Abello A/S	695
58	Almirall S.A.	733
34	Astellas Pharma, Inc.	1,815
43	AstraZeneca plc ADR	2,164
128	Bristol-Myers Squibb Co.	5,252
78	Cadence Pharmaceuticals, Inc. ●	524
140	Daiichi Sankyo Co., Ltd.	2,699
43	Dr. Reddy's Laboratories Ltd. ADR	1,378
63	Eisai Co., Ltd.	2,826
105	Eli Lilly & Co.	5,939
124	Forest Laboratories, Inc. ●	4,701
24	H. Lundbeck A/S	437
44	Johnson & Johnson	3,626
108	Medicines Co. ●	3,620
112	Merck & Co., Inc.	4,933
82	Mylan, Inc. ●	2,377
9	Ono Pharmaceutical Co., Ltd.	569
78	Optimer Pharmaceuticals, Inc. ●	924
11	Salix Pharmaceuticals Ltd. ●	541
233	Shionogi & Co., Ltd.	4,717
139	Teva Pharmaceutical Industries Ltd. ADR	5,511
46	UCB S.A.	2,920
130	Xenoport, Inc. ●	927
6	Zoetis, Inc. ●	190
		64,262
	Total common stocks
	(cost $172,998)	$223,696

	Total long-term investments
	(cost $172,998)	$223,696

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2013 in the amount of $100, collateralized by U.S. Treasury Note 0.25% - 0.880%, 2014 - 2017, value of $102)
$100	0.19%, 03/28/2013	$100

1

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪

SHORT-TERM INVESTMENTS - 1.5% - (continued)
	Repurchase Agreements - 1.5% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 04/01/2013 in the
amount of $393, collateralized by FHLMC
3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
U.S. Treasury Note 0.25%, 2014, value of
	$401)
$393	0.17%, 03/28/2013		$393
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2013 in the amount of $716, collateralized by U.S. Treasury Bill 0.11% - 0.13%, 2013, value of $730)
716	0.15%, 03/28/2013		716
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
04/01/2013 in the amount of $1,058,
collateralized by U.S. Treasury Bond
3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $1,079)
1,058	0.15%, 03/28/2013		1,058
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2013 in the amount of $19, collateralized by FNMA 4.00% - 6.00%, 2039 - 2040, value of $20)
19	0.25%, 03/28/2013		19
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 04/01/2013 in the amount of $577, collateralized by U.S. Treasury Note 0.25% - 4.25%, 2013 - 2023, value of $588)
577	0.16%, 03/28/2013		577
	TD Securities TriParty Repurchase Agreement (maturing on 04/01/2013 in the amount of $446, collateralized by FHLMC 3.50%, 2026 - 2042, FNMA 3.00% - 3.50%, 2032 - 2043, value of $455)
446	0.20%, 03/28/2013		446
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2013 in the amount of $6, collateralized by U.S. Treasury Note 0.25%, 2015, value of $6)
6	0.14%, 03/28/2013		6
			3,315
	Total short-term investments
	(cost $3,315)		$3,315

	Total investments
	(cost $176,313) ▲	99.7%	$227,011
	Other assets and liabilities	0.3%	656
	Total net assets	100.0%	$227,667

2

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $177,482 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$53,931
Unrealized Depreciation	(4,402)
Net Unrealized Appreciation	$49,529

●	Non-income producing.

Foreign Currency Contracts Outstanding at March 31, 2013
						Unrealized
						Appreciation/
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	(Depreciation)
JPY	Sell	07/01/2013	DEUT	$5,257	$5,085	$172

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

3

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$223,696	$203,900	$19,796	$—
Short-Term Investments	3,315	—	3,315	—
Total	$227,011	$203,900	$23,111	$—
Foreign Currency Contracts *	172	—	172	—
Total	$172	$—	$172	$—

♦	For the three-month period ended March 31, 2013, investments valued at $660 were transferred from Level 1 to Level 2, and investments valued at $423 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
	1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
	2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
	3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford High Yield HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Finance and Insurance - 0.0%
		Soundview NIM Trust
	$2,490	0.00%, 12/25/2036 ■	$–
		Total asset & commercial mortgage backed securities
		(cost $2,479)	$–

CORPORATE BONDS - 93.4%
		Accommodation and Food Services - 1.7%
		Caesars Entertainment Operating Co., Inc.
	$4,180	8.50%, 02/15/2020	$4,128
		Caesars Operating Escrow
	3,505	9.00%, 02/15/2020 ■	3,527
		Choice Hotels International, Inc.
	306	5.70%, 08/28/2020	336
	1,715	5.75%, 07/01/2022	1,903
		Wynn Las Vegas LLC
	825	5.38%, 03/15/2022	865
			10,759
		Administrative Waste Management and Remediation - 2.0%
		Carlson Wagonlit B.V.
	1,675	6.88%, 06/15/2019 ■	1,746
		Casella Waste Systems, Inc.
	1,650	7.75%, 02/15/2019	1,572
		Equinix, Inc.
	165	4.88%, 04/01/2020	166
	995	5.38%, 04/01/2023	1,007
	2,050	7.00%, 07/15/2021	2,276
		Iron Mountain, Inc.
	1,350	5.75%, 08/15/2024	1,348
	3,816	7.75%, 10/01/2019	4,241
			12,356
		Arts, Entertainment and Recreation - 7.8%
		AMC Entertainment, Inc.
	1,814	8.75%, 06/01/2019	1,991
	4,944	9.75%, 12/01/2020	5,704
		CCO Holdings LLC
	4,021	5.25%, 09/30/2022	3,951
	1,495	7.25%, 10/30/2017	1,613
	4,972	7.38%, 06/01/2020	5,513
		Cedar Fair L.P.
	1,735	5.25%, 03/15/2021 ■	1,724
		Chester Downs & Marina LLC
	1,040	9.25%, 02/01/2020 ■	993
		Cinemark USA, Inc.
	430	5.13%, 12/15/2022 ■	432
		Emdeon, Inc.
	1,640	11.00%, 12/31/2019	1,890
		Fidelity National Information Services, Inc.
	2,505	5.00%, 03/15/2022	2,658
		Gray Television, Inc.
	2,621	7.50%, 10/01/2020	2,798
		Great Canadian Gaming Co.
CAD	1,361	6.63%, 07/25/2022 ■	1,397
		Greektown Superholdings, Inc.
	1,650	13.00%, 07/01/2015	1,770
		Isle of Capri Casinos, Inc.
	2,690	8.88%, 06/15/2020	2,925
		NAI Entertainment Holdings LLC
	1,345	8.25%, 12/15/2017 ■	1,459
		NBC Universal Enterprise
	2,180	5.25%, 12/19/2049 ■	2,180
		NCR Corp.
	2,020	4.63%, 02/15/2021 ■	2,010
		Regal Entertainment Group
	246	5.75%, 02/01/2025	242
	3,455	9.13%, 08/15/2018	3,878
		Sirius XM Radio, Inc.
	1,021	5.25%, 08/15/2022 ■	1,044
		Univision Communications, Inc.
	2,695	6.75%, 09/15/2022 ■	2,910
			49,082
		Beverage and Tobacco Product Manufacturing - 0.7%
		Constellation Brands, Inc.
	3,965	6.00%, 05/01/2022	4,332

		Chemical Manufacturing - 2.7%
		Ferro Corp.
	3,873	7.88%, 08/15/2018	4,018
		Hexion Specialty Chemicals
	3,055	8.88%, 02/01/2018	3,162
		Hexion U.S. Finance Corp.
	1,245	6.63%, 04/15/2020	1,248
		Ineos Group Holdings plc
	5,630	8.50%, 02/15/2016 ■	5,715
		Momentive Performance Materials, Inc.
	2,045	9.00%, 01/15/2021	1,534
		MPM Escrow LLC/MPM Finance Corp.
	1,580	8.88%, 10/15/2020	1,627
			17,304
		Computer and Electronic Product Manufacturing - 2.0%
		CDW Escrow Corp.
	6,355	8.50%, 04/01/2019	7,094
		Freescale Semiconductor, Inc.
	921	8.05%, 02/01/2020	974
	1,645	9.25%, 04/15/2018 ■	1,806
		Micron Technology, Inc.
	1,132	1.63%, 02/15/2033۞ ■	1,296
	961	2.13%, 02/15/2033۞ ■	1,088
		ON Semiconductor Corp.
	83	2.63%, 12/15/2026۞	94
			12,352
		Construction - 3.5%
		K Hovnanian Enterprises, Inc.
	1,775	9.13%, 11/15/2020 ■	1,977
		KB Home
	2,104	1.38%, 02/01/2019۞	2,313
	2,206	7.50%, 09/15/2022	2,476
	3,750	8.00%, 03/15/2020	4,322
		Lennar Corp.
	5,320	4.75%, 12/15/2017	5,573
	1,155	4.75%, 11/15/2022 ■	1,132

1

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.4% - (continued)
	Construction - 3.5% - (continued)
	Pulte Homes, Inc.
$615	6.38%, 05/15/2033	$618
2,446	7.88%, 06/15/2032	2,703
	Ryland Group, Inc.
910	5.38%, 10/01/2022	930
		22,044
	Construction Materials - 0.2%
	Ainsworth Lumber Ltd.
1,195	7.50%, 12/15/2017 ■	1,303

	Fabricated Metal Product Manufacturing - 0.8%
	BWAY Holding Co.
2,162	10.00%, 06/15/2018	2,421
	Masco Corp.
1,135	5.95%, 03/15/2022	1,277
320	7.13%, 03/15/2020	374
	Ply Gem Industries, Inc.
1,155	9.38%, 04/15/2017	1,270
		5,342
	Finance and Insurance - 11.5%
	Ally Financial, Inc.
5,766	5.50%, 02/15/2017	6,237
1,930	7.50%, 09/15/2020	2,355
	CIT Group, Inc.
3,011	5.25%, 03/15/2018	3,252
3,320	6.63%, 04/01/2018 ■	3,785
	Community Choice Financial, Inc.
3,810	10.75%, 05/01/2019	3,610
	Credit Acceptance Corp.
390	9.13%, 02/01/2017	424
	Felcor Lodging L.P.
1,450	5.63%, 03/01/2023 ■	1,477
	Fibria Overseas Finance Ltd.
3,535	7.50%, 05/04/2020 ■	3,934
	Ineos Finance plc
1,220	7.50%, 05/01/2020 ■	1,328
715	8.38%, 02/15/2019 ■	791
4,085	9.00%, 05/15/2015 ■	4,300
	Ladder Capital Finance Holdings LLC
2,430	7.38%, 10/01/2017 ■	2,539
	Lloyds Banking Group plc
6,180	7.88%, 11/01/2020 ■	6,730
	Nationstar Mortgage LLC
3,115	6.50%, 07/01/2021 ■	3,247
	Nuveen Investments, Inc.
3,195	9.13%, 10/15/2017 ■	3,299
2,446	9.50%, 10/15/2020 ■	2,556
	Provident Funding Associates L.P.
3,382	10.25%, 04/15/2017 ■	3,771
	Royal Bank of Scotland Group plc
5,075	6.13%, 12/15/2022	5,249
	SLM Corp.
1,440	6.25%, 01/25/2016	1,573
1,960	7.25%, 01/25/2022	2,190
2,335	8.45%, 06/15/2018	2,767
	TitleMax, Inc.
5,155	13.25%, 07/15/2015	5,645
	UBS AG Stamford CT
1,665	7.63%, 08/17/2022	1,861
		72,920
	Food Services - 0.5%
	ARAMARK Corp.
2,930	5.75%, 03/15/2020 ■	2,996

	Furniture and Related Product Manufacturing - 0.1%
	Tempur-Pedic International, Inc.
375	6.88%, 12/15/2020 ■	400

	Health Care and Social Assistance - 7.7%
	Alere, Inc.
2,850	9.00%, 05/15/2016	2,996
	Biomet, Inc.
2,710	6.50%, 08/01/2020 - 10/01/2020 ■	2,833
	Community Health Systems, Inc.
1,681	5.13%, 08/15/2018	1,761
2,935	7.13%, 07/15/2020	3,184
	Exelixis, Inc.
1,265	4.25%, 08/15/2019۞	1,257
	Fresenius Medical Care US Finance II, Inc.
2,875	5.88%, 01/31/2022 ■	3,209
	HCA Holdings, Inc.
1,835	6.25%, 02/15/2021	1,957
	HCA, Inc.
4,260	7.25%, 09/15/2020	4,713
9,184	7.50%, 11/15/2095	8,266
2,531	8.50%, 04/15/2019	2,794
	Health Management Associates, Inc.
2,070	7.38%, 01/15/2020	2,272
	Hologic, Inc.
3,250	2.00%, 03/01/2042۞	3,404
455	6.25%, 08/01/2020 ■	484
	Radiation Therapy Services, Inc.
4,360	8.88%, 01/15/2017	4,251
3,700	9.88%, 04/15/2017	2,294
	Savient Pharmaceuticals, Inc.
3,885	4.75%, 02/01/2018۞	930
	Tenet Healthcare Corp.
1,950	4.50%, 04/01/2021 ■	1,911
		48,516
	Information - 17.3%
	Altice Financing S.A.
1,500	7.88%, 12/15/2019 ■	1,636
	Altice Finco S.A.
1,080	9.88%, 12/15/2020 ■	1,210
	Audatex North America, Inc.
3,150	6.75%, 06/15/2018 ■	3,378
	DISH DBS Corp.
2,170	5.00%, 03/15/2023 ■	2,135
3,725	5.88%, 07/15/2022	3,907
4,886	7.88%, 09/01/2019	5,790
	First Data Corp.
1,800	6.75%, 11/01/2020 ■	1,876
5,425	7.38%, 06/15/2019 ■	5,771
2,265	8.25%, 01/15/2021 ■	2,356

2

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.4% - (continued)
	Information - 17.3% - (continued)
	GCI, Inc.
$1,290	6.75%, 06/01/2021	$1,209
	Harron Communications L.P.
2,830	9.13%, 04/01/2020 ■	3,141
	Inmarsat Finance plc
860	7.38%, 12/01/2017 ■	916
	Intelsat Bermuda Ltd.
3,240	11.50%, 02/04/2017 Þ	3,441
	Intelsat Jackson Holdings S.A.
4,520	8.50%, 11/01/2019	5,068
	Intelsat Luxembourg S.A.
695	6.75%, 06/01/2018 ■☼	716
6,250	7.75%, 06/01/2021 ■☼	6,359
	InterActiveCorp
1,180	4.75%, 12/15/2022 ■	1,153
	Lawson Software
1,890	9.38%, 04/01/2019	2,143
	Level 3 Communications, Inc.
590	8.88%, 06/01/2019 ■	645
	Level 3 Escrow, Inc.
750	8.13%, 07/01/2019	825
	Level 3 Financing, Inc.
1,550	7.00%, 06/01/2020 ■	1,624
6,401	10.00%, 02/01/2018	7,073
	MetroPCS Wireless, Inc.
2,225	6.63%, 11/15/2020	2,325
4,710	7.88%, 09/01/2018	5,146
	Nara Cable Funding Ltd.
3,615	8.88%, 12/01/2018 ■	3,787
	NII Capital Corp.
1,930	7.63%, 04/01/2021	1,390
	NII International Telecom Sarl
670	11.38%, 08/15/2019 ■	700
	Paetec Holding Corp.
2,127	9.88%, 12/01/2018	2,441
	SBA Communications Corp.
1,020	5.63%, 10/01/2019 ■	1,049
	SBA Telecommunications, Inc.
990	5.75%, 07/15/2020 ■	1,030
	Sprint Nextel Corp.
507	7.00%, 03/01/2020 ■	591
3,092	9.00%, 11/15/2018 ■	3,822
	Syniverse Holdings, Inc.
3,470	9.13%, 01/15/2019	3,808
	Unitymedia Hessen GmbH & Co.
2,555	5.50%, 01/15/2023 ■	2,625
2,496	7.50%, 03/15/2019 ■	2,730
	UPCB Finance III Ltd.
2,868	6.63%, 07/01/2020 ■	3,083
	UPCB Finance VI Ltd.
1,845	6.88%, 01/15/2022 ■	2,006
	Videotron Ltee
2,430	9.13%, 04/15/2018	2,553
	Wind Acquisition Finance S.A.
1,915	7.25%, 02/15/2018 ■	1,989
	Windstream Corp.
1,025	6.38%, 08/01/2023 ■	1,017
3,400	7.50%, 04/01/2023	3,604
	Zayo Group LLC
660	8.13%, 01/01/2020	739
480	10.13%, 07/01/2020	565
		109,372
	Machinery Manufacturing - 1.4%
	Case New Holland, Inc.
6,921	7.88%, 12/01/2017 ‡	8,097
	Gibraltar Industries, Inc.
765	6.25%, 02/01/2021 ■	811
		8,908
	Mining - 2.3%
	American Rock Salt Co. LLC
1,171	8.25%, 05/01/2018 ■	1,113
	FMG Resources Pty Ltd.
320	6.00%, 04/01/2017 ■	329
6,887	7.00%, 11/01/2015 ■	7,214
	Peabody Energy Corp.
4,020	6.00%, 11/15/2018	4,271
1,572	6.50%, 09/15/2020	1,674
		14,601
	Miscellaneous Manufacturing - 2.2%
	BE Aerospace, Inc.
2,541	5.25%, 04/01/2022	2,620
	DigitalGlobe, Inc.
2,945	5.25%, 02/01/2021 ■	2,927
	Reynolds Group Issuer, Inc.
1,995	7.88%, 08/15/2019	2,200
	TransDigm Group, Inc.
551	5.50%, 10/15/2020 ■	574
5,140	7.75%, 12/15/2018	5,641
		13,962
	Motor Vehicle and Parts Manufacturing - 1.3%
	American Axle & Manufacturing Holdings, Inc.
1,870	6.63%, 10/15/2022	1,936
	Tenneco, Inc.
3,500	7.75%, 08/15/2018	3,850
	TRW Automotive, Inc.
1,721	7.25%, 03/15/2017 ■	1,990
550	8.88%, 12/01/2017 ■	600
		8,376
	Nonmetallic Mineral Product Manufacturing - 1.2%
	Ardagh Packaging Finance plc
510	4.88%, 11/15/2020 ■	504
1,575	7.00%, 11/15/2020 ■	1,618
480	7.38%, 10/15/2017 ■	526
511	9.13%, 10/15/2020 ■	566
	Cemex S.A.B. de C.V.
1,035	3.75%, 03/15/2018	1,401
	Silgan Holdings, Inc.
2,910	5.00%, 04/01/2020	2,990
		7,605
	Other Services - 1.5%
	Service Corp. International
7,975	7.63%, 10/01/2018	9,361

	Paper Manufacturing - 0.3%
	Boise Cascade LLC
920	6.38%, 11/01/2020 ■	976

3

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.4% - (continued)
	Paper Manufacturing - 0.3% - (continued)
	Clearwater Paper Corp.
$605	4.50%, 02/01/2023 ■	$593
	P.H. Glatfelter Co.
530	5.38%, 10/15/2020	555
		2,124
	Petroleum and Coal Products Manufacturing - 6.5%
	Antero Resources Finance Corp.
2,700	6.00%, 12/01/2020 ■	2,821
3,605	7.25%, 08/01/2019	3,907
	Chesapeake Energy Corp.
3,982	2.50%, 05/15/2037۞	3,815
	Continental Resources, Inc.
2,655	5.00%, 09/15/2022	2,821
	Denbury Resources, Inc.
2,550	4.63%, 07/15/2023	2,461
	Endeavour International Corp.
3,048	12.00%, 03/01/2018	2,934
	EPE Holding/EP Energy Bond
1,385	8.13%, 12/15/2017 ■Þ	1,424
	Everest Acquisition LLC
570	6.88%, 05/01/2019	624
5,467	9.38%, 05/01/2020	6,314
	Ferrellgas Partners L.P.
891	6.50%, 05/01/2021	920
	Harvest Operations Corp.
1,315	6.88%, 10/01/2017	1,470
	MEG Energy Corp.
1,716	6.38%, 01/30/2023 ■	1,785
	Newfield Exploration Co.
2,176	5.75%, 01/30/2022	2,328
	Plains Exploration & Production Co.
675	6.75%, 02/01/2022	752
	Rosetta Resources, Inc.
3,468	9.50%, 04/15/2018	3,823
	Seadrill Ltd.
2,585	5.63%, 09/15/2017 ■	2,611
		40,810
	Pipeline Transportation - 2.0%
	El Paso Corp.
955	7.75%, 01/15/2032	1,069
3,260	7.80%, 08/01/2031	3,624
	Energy Transfer Equity L.P.
2,588	7.50%, 10/15/2020	2,983
	Kinder Morgan Finance Co.
2,850	6.00%, 01/15/2018 ■	3,154
	MarkWest Energy Partners L.P.
1,160	5.50%, 02/15/2023	1,215
665	6.25%, 06/15/2022	716
		12,761
	Plastics and Rubber Products Manufacturing - 1.0%
	Associated Materials LLC
120	9.13%, 11/01/2017	128
	Continental Rubber of America Corp.
3,180	4.50%, 09/15/2019 ■	3,252
	Nortek, Inc.
1,650	8.50%, 04/15/2021	1,831
1,135	8.50%, 04/15/2021 ■	1,257
		6,468
	Primary Metal Manufacturing - 0.4%
	Novelis, Inc.
2,513	8.75%, 12/15/2020	2,833

	Professional, Scientific and Technical Services - 1.2%
	Lamar Media Corp.
1,465	7.88%, 04/15/2018	1,595
	SunGard Data Systems, Inc.
490	6.63%, 11/01/2019 ■	506
3,685	7.38%, 11/15/2018	3,943
1,520	7.63%, 11/15/2020	1,647
		7,691
	Real Estate, Rental and Leasing - 4.8%
	Air Lease Corp.
4,215	6.13%, 04/01/2017	4,563
	Ashtead Capital, Inc.
455	6.50%, 07/15/2022 ■	494
	CBRE Services, Inc.
2,940	5.00%, 03/15/2023	2,973
	Hertz Global Holdings, Inc.
1,075	5.88%, 10/15/2020	1,134
695	6.25%, 10/15/2022	754
	International Lease Finance Corp.
10,126	5.88%, 04/01/2019 - 08/15/2022	10,936
1,720	6.25%, 05/15/2019	1,883
2,535	8.88%, 09/01/2017	3,048
	United Rental Financing Escrow Corp.
531	7.38%, 05/15/2020	590
	United Rentals North America, Inc.
292	5.75%, 07/15/2018	317
529	7.63%, 04/15/2022	591
	UR Merger Sub Corp.
2,823	8.38%, 09/15/2020	3,148
		30,431
	Retail Trade - 4.4%
	99 Cents Only Stores
3,545	11.00%, 12/15/2019	4,068
	AmeriGas Partners L.P.
3,336	6.25%, 08/20/2019 ‡	3,553
	Building Materials Corp.
2,948	7.50%, 03/15/2020 ■	3,221
	GRD Holding III Corp.
3,095	10.75%, 06/01/2019 ■	3,254
	J.C. Penney Co., Inc.
1,170	5.65%, 06/01/2020	946
1,065	6.38%, 10/15/2036	799
400	7.13%, 11/15/2023	378
2,035	7.40%, 04/01/2037	1,623
210	7.95%, 04/01/2017	198
	Michaels Stores, Inc.
5,245	7.75%, 11/01/2018	5,730
	PC Merger Sub, Inc.
1,080	8.88%, 08/01/2020 ■	1,185
	Sally Holdings LLC
1,425	5.75%, 06/01/2022	1,487
1,395	6.88%, 11/15/2019	1,545
		27,987

4

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.4% - (continued)
	Transportation Equipment Manufacturing - 0.3%
	Huntington Ingalls Industries, Inc.
$1,785	7.13%, 03/15/2021	$1,941

	Utilities - 2.4%
	AES (The) Corp.
3,230	8.00%, 10/15/2017╦	3,799
2,409	9.75%, 04/15/2016	2,873
	Calpine Corp.
3,078	7.88%, 01/15/2023 ■	3,416
	Dolphin Subsidiary II, Inc.
2,615	7.25%, 10/15/2021	2,772
	Texas Competitive Electric Co.
2,765	11.50%, 10/01/2020 ■	2,067
		14,927
	Water Transportation - 0.7%
	ACL I Corp.
4,070	10.63%, 02/15/2016 Þ	4,273

	Wholesale Trade - 1.0%
	HD Supply, Inc.
2,395	8.13%, 04/15/2019	2,706
	J.M. Huber Corp.
3,415	9.88%, 11/01/2019 ■	3,868
		6,574
	Total corporate bonds
	(cost $561,008)	$590,711

SENIOR FLOATING RATE INTERESTS ♦ - 3.6%
	Finance and Insurance - 0.9%
	Asurion LLC
$2,350	4.50%, 05/24/2019	$2,373
	Macquarie Aircraft Leasing Finance S.A.,
	Second Lien Term Loan
3,391	4.20%, 11/29/2013	3,340
		5,713
	Health Care and Social Assistance - 0.1%
	Hologic, Inc.
905	4.50%, 08/01/2019	917

	Information - 0.3%
	Alcatel-Lucent
1,085	6.25%, 08/01/2016	1,099
479	7.25%, 01/30/2019	486
		1,585
	Mining - 0.6%
	Arch Coal, Inc.
3,806	5.75%, 05/16/2018	3,869

	Retail Trade - 0.9%
	EB Sports Corp.
5,436	11.50%, 12/31/2015 Þ	5,423

	Utilities - 0.8%
	Texas Competitive Electric Holdings Co. LLC
7,000	4.73%, 10/10/2017	4,957

	Total senior floating rate interests
	(cost $21,703)	22,464

COMMON STOCKS - 0.2%
	Energy - 0.2%
206,275	KCA Deutag ⌂●†	$1,067

	Software and Services - 0.0%
38	Stratus Technologies, Inc. ⌂●†	126

	Total common stocks
	(cost $2,796)	$1,193

PREFERRED STOCKS - 1.4%
	Diversified Financials - 1.4%
120	Citigroup Capital XIII	$3,430
200	GMAC Capital Trust I۞	5,440
		8,870
	Software and Services - 0.0%
9	Stratus Technologies, Inc. ⌂†	152

	Total preferred stocks
	(cost $7,824)	$9,022

	Total long-term investments
	(cost $595,810).	$623,390

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $142,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $145)
$142	0.19%, 03/28/2013	$142
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $555, collateralized by FHLMC
	3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
	U.S. Treasury Note 0.25%, 2014, value of
	$566)
555	0.17%, 03/28/2013	555
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $1,010, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value
	of $1,031)
1,010	0.15%, 03/28/2013	1,010
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $1,492,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $1,522)
1,492	0.15%, 03/28/2013	1,492

5

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 0.7% - (continued)
Repurchase Agreements - 0.7% - (continued)
	Deutsche Bank Securities TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $27,
	collateralized by FNMA 4.00% - 6.00%,
	2039 - 2040, value of $28)
$27	0.25%, 03/28/2013		$27
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $814, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 -
	2023, value of $830)
813	0.16%, 03/28/2013		813
	TD Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $629, collateralized by FHLMC
	3.50%, 2026 - 2042, FNMA 3.00% -
	3.50%, 2032 - 2043, value of $642)
629	0.20%, 03/28/2013		629
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$9, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $9)
9	0.14%, 03/28/2013		9
			4,677
	Total short-term investments
	(cost $4,677)		$4,677

	Total investments
	(cost $600,487) ▲	99.3%	$628,067
	Other assets and liabilities	0.7%	4,666
	Total net assets	100.0%	$632,733

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $600,976 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$34,942
Unrealized Depreciation	(7,851)
Net Unrealized Appreciation	$27,091

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2013, the aggregate value of these securities was $1,345, which represents 0.2% of total net assets.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $1,150 was received from broker(s) as collateral in connection with swap contracts.

6

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Þ	This security may pay interest in additional principal instead of cash.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $195,330, which represents 30.9% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	206,275	KCA Deutag	$2,795
03/2010 - 04/2010	9	Stratus Technologies, Inc. Preferred	$–
03/2010 - 04/2010	38	Stratus Technologies, Inc.	$–

At March 31, 2013, the aggregate value of these securities was $1,345, which represents 0.2% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $6,945 at March 31, 2013.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

®	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2013.

Foreign Currency Contracts Outstanding at March 31, 2013

						Unrealized
					Market	Appreciation/
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Value ╪	(Depreciation)
CAD	Sell	04/22/2013	BCLY	$1,331	$1,339	$(8)

Credit Default Swap Contracts Outstanding at March 31, 2013

Upfront
					Premiums		Unrealized
		Notional	(Pay)/Receive	Expiration	Paid/	Market	Appreciation/
Reference Entity	Counterparty	Amount (a)	Fixed Rate	Date	(Received)	Value ╪	(Depreciation)
Credit default swaps on traded indices:
Sell protection:
CDX.NA.HY.19	BOA	$16,265	5.00%	12/20/17	$396	$666	$270

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC

Currency Abbreviations:
CAD	Canadian Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	1,193	–	–	1,193
Corporate Bonds	590,711	–	588,531	2,180
Preferred Stocks	9,022	8,870	–	152
Senior Floating Rate Interests	22,464	–	22,464	–
Short-Term Investments	4,677	–	4,677	–
Total	$628,067	$8,870	$615,672	$3,525
Credit Default Swaps *	270	–	270	–
Total	$270	$–	$270	$–
Liabilities:
Foreign Currency Contracts *	8	–	8	–
Total	$8	$–	$8	$–

®	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance
	of	Realized	Unrealized					Transfers	Transfers	as of
	December	Gain	Appreciation		Net			Into	Out of	March 31,
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	2013
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Common Stocks	1,073	—	120	†	—	—	—	—	—	1,193
Corporate Bonds	—	—	—	‡	—	2,180	—	—	—	2,180
Preferred Stocks	149	—	3	§	—	—	—	—	—	152
Total	$1,222	$—	$123		$—	$2,180	$—	$—	$—	$3,525

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $120.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was zero.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $3.

Distribution by Credit Quality
as of March 31, 2013
Percentage of
Credit Rating *	Net Assets
Baa / BBB	1.2%
Ba / BB	31.5
B	41.5
Caa / CCC or Lower	19.0
Unrated	3.8
Non-Debt Securities and Other Short-Term Instruments	2.3
Other Assets & Liabilities	0.7
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

9

Hartford Index HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles and Components - 0.8%
9	BorgWarner, Inc. ●	$676
22	Delphi Automotive plc ●	990
298	Ford Motor Co.	3,919
19	Goodyear (The) Tire & Rubber Co. ●	235
17	Harley-Davidson, Inc.	914
52	Johnson Controls, Inc.	1,822
		8,556
	Banks - 2.8%
53	BB&T Corp.	1,671
14	Comerica, Inc.	513
66	Fifth Third BanCorp.	1,084
19	First Horizon National Corp.	198
36	Hudson City BanCorp, Inc.	312
64	Huntington Bancshares, Inc.	473
70	KeyCorp	699
9	M&T Bank Corp.	958
26	People's United Financial, Inc.	345
40	PNC Financial Services Group, Inc.	2,669
107	Regions Financial Corp.	879
41	SunTrust Banks, Inc.	1,181
142	US BanCorp	4,803
372	Wells Fargo & Co.	13,778
14	Zions BanCorporation	350
		29,913
	Capital Goods - 7.7%
48	3M Co.	5,124
52	Boeing Co.	4,443
50	Caterpillar, Inc.	4,330
13	Cummins, Inc.	1,552
44	Danaher Corp.	2,740
30	Deere & Co.	2,549
13	Dover Corp.	964
36	Eaton Corp. plc	2,193
55	Emerson Electric Co.	3,064
21	Fastenal Co.	1,054
4	Flowserve Corp.	608
12	Fluor Corp.	819
25	General Dynamics Corp.	1,780
790	General Electric Co.	18,268
60	Honeywell International, Inc.	4,489
32	Illinois Tool Works, Inc.	1,922
21	Ingersoll-Rand plc	1,153
10	Jacobs Engineering Group, Inc. ●	555
8	Joy Global, Inc.	483
7	L-3 Communications Holdings, Inc.	552
20	Lockheed Martin Corp.	1,964
27	Masco Corp.	549
18	Northrop Grumman Corp.	1,267
27	PACCAR, Inc.	1,356
8	Pall Corp.	579
11	Parker-Hannifin Corp.	1,033
16	Pentair Ltd.	824
11	Precision Castparts Corp.	2,114
16	Quanta Services, Inc. ●	462
25	Raytheon Co.	1,456
11	Rockwell Automation, Inc.	921
10	Rockwell Collins, Inc.	655
8	Roper Industries, Inc.	959
4	Snap-On, Inc.	367
12	Stanley Black & Decker, Inc.	986
21	Textron, Inc.	616
64	United Technologies Corp.	5,986
5	W.W. Grainger, Inc.	1,016
14	Xylem, Inc.	390
		82,142
	Commercial and Professional Services - 0.7%
18	ADT (The) Corp.	864
8	Avery Dennison Corp.	329
8	Cintas Corp.	352
3	Dun & Bradstreet Corp.	264
9	Equifax, Inc. ●	526
13	Iron Mountain, Inc.	460
15	Pitney Bowes, Inc.	228
23	Republic Services, Inc.	745
11	Robert Half International, Inc.	399
7	Stericycle, Inc. ●	695
35	Tyco International Ltd.	1,134
33	Waste Management, Inc.	1,301
		7,297
	Consumer Durables and Apparel - 1.2%
21	Coach, Inc.	1,067
21	D.R. Horton, Inc.	517
4	Fossil, Inc. ●	396
8	Garmin Ltd.	274
5	Harman International Industries, Inc.	231
9	Hasbro, Inc.	384
11	Leggett & Platt, Inc.	367
13	Lennar Corp.	520
26	Mattel, Inc.	1,147
22	Newell Rubbermaid, Inc.	568
55	NIKE, Inc. Class B	3,254
26	Pulte Group, Inc. ●	523
6	PVH Corp.	630
5	Ralph Lauren Corp.	785
7	V.F. Corp.	1,127
6	Whirlpool Corp.	707
		12,497
	Consumer Services - 1.9%
8	Apollo Group, Inc. Class A ●	133
34	Carnival Corp.	1,159
2	Chipotle Mexican Grill, Inc. ●	769
10	Darden Restaurants, Inc.	509
21	H & R Block, Inc.	606
20	International Game Technology	332
18	Marriott International, Inc. Class A	781
76	McDonald's Corp.	7,594
57	Starbucks Corp.	3,243
15	Starwood Hotels & Resorts, Inc.	941
10	Wyndham Worldwide Corp.	670
6	Wynn Resorts Ltd.	760
34	Yum! Brands, Inc.	2,462
		19,959
	Diversified Financials - 6.6%
73	American Express Co.	4,923
15	Ameriprise Financial, Inc.	1,137
822	Bank of America Corp.	10,013

1

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Diversified Financials - 6.6% - (continued)
88	Bank of New York Mellon Corp.	$2,474
10	BlackRock, Inc.	2,445
44	Capital One Financial Corp.	2,431
84	Charles Schwab Corp.	1,478
231	Citigroup, Inc.	10,215
23	CME Group, Inc.	1,430
38	Discover Financial Services, Inc.	1,687
22	E*Trade Financial Corp. ●	233
10	Franklin Resources, Inc.	1,577
33	Goldman Sachs Group, Inc.	4,893
5	IntercontinentalExchange, Inc. ●	893
33	Invesco Ltd.	969
291	JP Morgan Chase & Co.	13,802
9	Legg Mason, Inc.	279
22	Leucadia National Corp.	612
15	Moody's Corp.	785
104	Morgan Stanley	2,292
9	Nasdaq OMX Group, Inc.	288
17	Northern Trust Corp.	901
18	NYSE Euronext	715
34	SLM Corp.	705
35	State Street Corp.	2,052
20	T. Rowe Price Group, Inc.	1,476
		70,705
	Energy - 10.8%
38	Anadarko Petroleum Corp.	3,325
30	Apache Corp.	2,296
34	Baker Hughes, Inc.	1,556
16	Cabot Oil & Gas Corp.	1,081
19	Cameron International Corp. ●	1,228
40	Chesapeake Energy Corp.	808
148	Chevron Corp.	17,533
93	ConocoPhillips Holding Co.	5,578
17	Consol Energy, Inc.	585
28	Denbury Resources, Inc. ●	530
29	Devon Energy Corp.	1,617
5	Diamond Offshore Drilling, Inc.	371
18	Ensco plc	1,062
21	EOG Resources, Inc.	2,642
11	EQT Corp.	775
340	Exxon Mobil Corp.	30,676
18	FMC Technologies, Inc. ●	985
71	Halliburton Co.	2,861
8	Helmerich & Payne, Inc.	491
23	Hess Corp.	1,615
48	Kinder Morgan, Inc.	1,857
54	Marathon Oil Corp.	1,815
25	Marathon Petroleum Corp.	2,256
14	Murphy Oil Corp.	878
22	Nabors Industries Ltd. ●	359
32	National Oilwell Varco, Inc.	2,295
10	Newfield Exploration Co. ●	231
19	Noble Corp.	733
14	Noble Energy, Inc.	1,574
61	Occidental Petroleum Corp.	4,794
21	Peabody Energy Corp.	434
47	Phillips 66	3,303
10	Pioneer Natural Resources Co.	1,247
14	QEP Resources, Inc.	430
12	Range Resources Corp.	1,006
9	Rowan Cos. plc Class A ●	333
101	Schlumberger Ltd.	7,561
27	Southwestern Energy Co. ●	994
51	Spectra Energy Corp.	1,561
10	Tesoro Corp.	613
42	Valero Energy Corp.	1,911
52	Williams Cos., Inc.	1,939
15	WPX Energy, Inc. ●	243
		115,982
	Food and Staples Retailing - 2.4%
33	Costco Wholesale Corp.	3,510
94	CVS Caremark Corp.	5,144
39	Kroger (The) Co.	1,304
18	Safeway, Inc.	479
44	Sysco Corp.	1,565
65	Walgreen Co.	3,116
127	Wal-Mart Stores, Inc.	9,508
13	Whole Foods Market, Inc.	1,133
		25,759
	Food, Beverage and Tobacco - 6.1%
153	Altria Group, Inc.	5,251
50	Archer-Daniels-Midland Co.	1,689
12	Beam, Inc.	771
11	Brown-Forman Corp.	820
14	Campbell Soup Co.	617
291	Coca-Cola Co.	11,776
20	Coca-Cola Enterprises, Inc.	737
31	ConAgra Foods, Inc.	1,128
12	Constellation Brands, Inc. Class A ●	553
14	Dean Foods Co. ●	255
16	Dr. Pepper Snapple Group	728
49	General Mills, Inc.	2,423
24	H.J. Heinz Co.	1,763
11	Hershey Co.	1,000
10	Hormel Foods Corp.	424
8	J.M. Smucker Co.	809
19	Kellogg Co.	1,221
45	Kraft Foods Group, Inc.	2,321
29	Lorillard, Inc.	1,162
10	McCormick & Co., Inc.	744
15	Mead Johnson Nutrition Co.	1,189
12	Molson Coors Brewing Co.	582
135	Mondelez International, Inc.	4,136
11	Monster Beverage Corp. ●	520
117	PepsiCo, Inc.	9,272
125	Philip Morris International, Inc.	11,605
24	Reynolds American, Inc.	1,087
22	Tyson Foods, Inc. Class A	536
		65,119
	Health Care Equipment and Services - 4.1%
119	Abbott Laboratories	4,215
25	Aetna, Inc.	1,275
18	AmerisourceBergen Corp.	901
6	Bard (C.R.), Inc.	586
42	Baxter International, Inc.	3,016
15	Becton, Dickinson & Co.	1,410

2

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Health Care Equipment and Services - 4.1% - (continued)
103	Boston Scientific Corp. ●	$805
26	Cardinal Health, Inc.	1,079
17	CareFusion Corp. ●	591
11	Cerner Corp. ●	1,057
22	CIGNA Corp.	1,356
10	Coventry Health Care, Inc.	482
36	Covidien plc	2,433
6	DaVita HealthCare Partners, Inc. ●	761
11	Dentsply International, Inc.	460
9	Edwards Lifesciences Corp. ●	712
62	Express Scripts Holding Co. ●	3,587
12	Humana, Inc.	833
3	Intuitive Surgical, Inc. ●	1,475
7	Laboratory Corp. of America Holdings ●	636
18	McKesson Corp.	1,908
77	Medtronic, Inc.	3,607
6	Patterson Cos., Inc.	242
12	Quest Diagnostics, Inc.	679
21	St. Jude Medical, Inc.	869
22	Stryker Corp.	1,434
8	Tenet Healthcare Corp. ●	379
78	UnitedHealth Group, Inc.	4,455
8	Varian Medical Systems, Inc. ●	594
23	Wellpoint, Inc.	1,530
13	Zimmer Holdings, Inc.	970
		44,337
	Household and Personal Products - 2.4%
33	Avon Products, Inc.	681
10	Clorox Co.	884
33	Colgate-Palmolive Co.	3,944
18	Estee Lauder Co., Inc.	1,167
29	Kimberly-Clark Corp.	2,885
208	Procter & Gamble Co.	15,993
		25,554
	Insurance - 4.1%
26	ACE Ltd.	2,323
37	Aflac, Inc.	1,940
37	Allstate Corp.	1,804
114	American International Group, Inc. ●	4,409
24	Aon plc	1,454
6	Assurant, Inc.	271
140	Berkshire Hathaway, Inc. Class B ●	14,624
20	Chubb Corp.	1,759
11	Cincinnati Financial Corp.	534
38	Genworth Financial, Inc. ●	379
22	Lincoln National Corp.	705
24	Loews Corp.	1,048
42	Marsh & McLennan Cos., Inc.	1,582
87	MetLife, Inc.	3,313
22	Principal Financial Group, Inc.	748
43	Progressive Corp.	1,080
37	Prudential Financial, Inc.	2,188
7	Torchmark Corp.	447
29	Travelers Cos., Inc.	2,450
22	Unum Group	609
23	XL Group plc	686
		44,353
	Materials - 3.4%
16	Air Products & Chemicals, Inc.	1,376
5	Airgas, Inc.	518
81	Alcoa, Inc.	692
8	Allegheny Technologies, Inc.	257
11	Ball Corp.	541
8	Bemis Co., Inc.	318
5	CF Industries Holdings, Inc.	915
12	Cliff's Natural Resources, Inc.	219
92	Dow Chemical Co.	2,914
71	E.I. DuPont de Nemours & Co.	3,490
12	Eastman Chemical Co.	818
20	Ecolab, Inc.	1,619
10	FMC Corp.	599
72	Freeport-McMoRan Copper & Gold, Inc.	2,389
6	International Flavors & Fragrances, Inc.	477
34	International Paper Co.	1,564
29	LyondellBasell Industries Class A	1,823
13	MeadWestvaco Corp.	483
41	Monsanto Co.	4,304
21	Mosaic Co.	1,252
38	Newmont Mining Corp.	1,582
24	Nucor Corp.	1,113
12	Owens-Illinois, Inc. ●	331
11	PPG Industries, Inc.	1,451
22	Praxair, Inc.	2,508
15	Sealed Air Corp.	358
7	Sherwin-Williams Co.	1,100
9	Sigma-Aldrich Corp.	711
11	United States Steel Corp.	213
10	Vulcan Materials Co.	510
		36,445
	Media - 3.6%
16	Cablevision Systems Corp.	244
44	CBS Corp. Class B	2,077
201	Comcast Corp. Class A	8,424
44	DirecTV ●	2,468
19	Discovery Communications, Inc. ●	1,470
18	Gannett Co., Inc.	383
31	Interpublic Group of Cos., Inc.	410
21	McGraw-Hill Cos., Inc.	1,112
152	News Corp. Class A	4,637
20	Omnicom Group, Inc.	1,172
7	Scripps Networks Interactive Class A	419
22	Time Warner Cable, Inc.	2,160
71	Time Warner, Inc.	4,091
35	Viacom, Inc. Class B	2,132
137	Walt Disney Co.	7,794
—	Washington Post Co. Class B	175
		39,168
	Pharmaceuticals, Biotechnology and Life Sciences - 8.3%
120	Abbvie Inc.	4,899
10	Actavis, Inc. ●	893
26	Agilent Technologies, Inc.	1,105
15	Alexion Pharmaceuticals, Inc. ●	1,364
23	Allergan, Inc.	2,610
57	Amgen, Inc.	5,834
18	Biogen Idec, Inc. ●	3,464
124	Bristol-Myers Squibb Co.	5,124

3

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 8.3% -(continued)
32	Celgene Corp. ●	$3,686
76	Eli Lilly & Co.	4,306
18	Forest Laboratories, Inc. ●	677
116	Gilead Sciences, Inc. ●	5,662
13	Hospira, Inc. ●	412
212	Johnson & Johnson	17,317
13	Life Technologies Corp. ●	842
230	Merck & Co., Inc.	10,159
30	Mylan, Inc. ●	870
9	PerkinElmer, Inc.	292
7	Perrigo Co.	793
546	Pfizer, Inc.	15,764
27	Thermo Fisher Scientific, Inc.	2,080
6	Waters Corp. ●	610
		88,763
	Real Estate - 2.1%
30	American Tower Corp. REIT	2,305
11	Apartment Investment & Management Co.
	Class A REIT	340
9	AvalonBay Communities, Inc. REIT	1,092
11	Boston Properties, Inc. REIT	1,162
23	CBRE Group, Inc. ●	584
24	Equity Residential Properties Trust REIT	1,340
34	HCP, Inc. REIT	1,718
20	Health Care, Inc. REIT	1,343
55	Host Hotels & Resorts, Inc. REIT	966
31	Kimco Realty Corp. REIT	694
12	Plum Creek Timber Co., Inc. REIT	646
35	ProLogis L.P. REIT	1,405
11	Public Storage REIT	1,671
24	Simon Property Group, Inc. REIT	3,772
22	Ventas, Inc. REIT	1,627
13	Vornado Realty Trust REIT	1,075
41	Weyerhaeuser Co. REIT	1,301
		23,041
	Retailing - 4.1%
6	Abercrombie & Fitch Co. Class A	278
28	Amazon.com, Inc. ●	7,369
3	AutoNation, Inc. ●	130
3	AutoZone, Inc. ●	1,076
17	Bed Bath & Beyond, Inc. ●	1,104
20	Best Buy Co., Inc.	447
17	CarMax, Inc. ●	723
23	Dollar General Corp. ●	1,163
17	Dollar Tree, Inc. ●	838
7	Expedia, Inc.	428
7	Family Dollar Stores, Inc.	432
9	GameStop Corp. Class A	257
23	Gap, Inc.	801
12	Genuine Parts Co.	916
114	Home Depot, Inc.	7,924
11	J.C. Penney Co., Inc.	164
16	Kohl's Corp.	742
18	L Brands Inc.	813
84	Lowe's Co., Inc.	3,199
30	Macy's, Inc.	1,256
4	Netflix, Inc. ●	812
11	Nordstrom, Inc.	626
9	O'Reilly Automotive, Inc. ●	872
8	PetSmart, Inc.	509
4	Priceline.com, Inc. ●	2,586
17	Ross Stores, Inc.	1,027
51	Staples, Inc.	688
49	Target Corp.	3,385
9	Tiffany & Co.	632
55	TJX Cos., Inc.	2,590
8	TripAdvisor, Inc. ●	437
8	Urban Outfitters, Inc. ●	322
		44,546
	Semiconductors and Semiconductor Equipment - 2.0%
46	Advanced Micro Devices, Inc. ●	118
24	Altera Corp.	863
23	Analog Devices, Inc.	1,081
91	Applied Materials, Inc.	1,229
40	Broadcom Corp. Class A	1,379
5	First Solar, Inc. ●	123
376	Intel Corp.	8,212
13	KLA-Tencor Corp.	664
12	Lam Research Corp. ●	513
18	Linear Technology Corp.	677
42	LSI Corp. ●	283
15	Microchip Technology, Inc.	546
78	Micron Technology, Inc. ●	775
47	NVIDIA Corp.	608
14	Teradyne, Inc. ●	234
84	Texas Instruments, Inc.	2,979
20	Xilinx, Inc.	757
		21,041
	Software and Services - 9.3%
49	Accenture plc	3,719
38	Adobe Systems, Inc. ●	1,651
14	Akamai Technologies, Inc. ●	478
17	Autodesk, Inc. ● .	704
37	Automatic Data Processing, Inc.	2,397
10	BMC Software, Inc. ●	462
25	CA, Inc.	636
14	Citrix Systems, Inc. ●	1,025
23	Cognizant Technology Solutions Corp. ●	1,760
12	Computer Sciences Corp.	576
89	eBay, Inc. ●	4,807
23	Electronic Arts, Inc. ●	404
22	Fidelity National Information Services, Inc.	885
10	Fiserv, Inc. ●	893
20	Google, Inc. ●	16,125
80	IBM Corp.	16,974
21	Intuit, Inc.	1,390
8	Mastercard, Inc.	4,358
573	Microsoft Corp.	16,389
281	Oracle Corp.	9,075
25	Paychex, Inc.	862
15	Red Hat, Inc. ●	743
22	SAIC, Inc.	292
10	Salesforce.com, Inc. ●	1,825
52	Symantec Corp. ●	1,292
13	Teradata Corp. ●	735

4

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Software and Services - 9.3% - (continued)
12	Total System Services, Inc.		$303
12	VeriSign, Inc. ●		550
39	Visa, Inc.		6,647
43	Western Union Co		650
74	Yahoo!, Inc. ●		1,733
			100,340
	Technology Hardware and Equipment - 6.5%
12	Amphenol Corp. Class A		905
71	Apple, Inc.		31,569
405	Cisco Systems, Inc.		8,471
112	Corning, Inc.		1,491
111	Dell, Inc.		1,589
160	EMC Corp. ●		3,820
6	F5 Networks, Inc. ●		536
11	FLIR Systems, Inc.		286
9	Harris Corp.		399
148	Hewlett-Packard Co.		3,538
14	Jabil Circuit, Inc.		258
18	JDS Uniphase Corp. ●		239
39	Juniper Networks, Inc. ●		725
10	Molex, Inc.		307
21	Motorola Solutions, Inc.		1,346
27	NetApp, Inc. ●		935
131	Qualcomm, Inc.		8,738
18	SanDisk Corp. ●		1,009
24	Seagate Technology plc		888
32	TE Connectivity Ltd.		1,340
16	Western Digital Corp.		827
93	Xerox Corp.		800
			70,016
	Telecommunication Services - 2.9%
417	AT&T, Inc.		15,308
48	CenturyLink, Inc.		1,671
22	Crown Castle International Corp. ●		1,553
76	Frontier Communications Co.		302
24	MetroPCS Communications, Inc. ●		265
229	Sprint Nextel Corp. ●		1,421
217	Verizon Communications, Inc.		10,675
45	Windstream Corp.		356
			31,551
	Transportation - 1.7%
12	C.H. Robinson Worldwide, Inc.		726
78	CSX Corp.		1,911
16	Expeditors International of Washington, Inc.		562
22	FedEx Corp.		2,184
24	Norfolk Southern Corp.		1,841
4	Ryder System, Inc.		231
55	Southwest Airlines Co.		745
36	Union Pacific Corp.		5,075
54	United Parcel Service, Inc. Class B		4,668
			17,943
	Utilities - 3.5%
47	AES (The) Corp.		591
9	AGL Resources, Inc.		376
18	Ameren Corp.		644
37	American Electric Power Co., Inc.		1,795
32	CenterPoint Energy, Inc.		778
20	CMS Energy Corp.		561
22	Consolidated Edison, Inc.		1,356
44	Dominion Resources, Inc.		2,548
13	DTE Energy Co.		896
54	Duke Energy Corp.		3,886
25	Edison International.		1,244
14	Entergy Corp.		857
65	Exelon Corp.		2,240
32	FirstEnergy Corp.		1,341
6	Integrys Energy Group, Inc.		347
32	NextEra Energy, Inc.		2,503
24	NiSource, Inc.		695
24	Northeast Utilities		1,039
25	NRG Energy, Inc.		650
16	Oneok, Inc.		740
18	Pepco Holdings, Inc.		375
33	PG&E Corp.		1,483
8	Pinnacle West Capital Corp.		482
44	PPL Corp.		1,386
38	Public Service Enterprise Group, Inc.		1,319
10	SCANA Corp.		515
17	Sempra Energy		1,376
66	Southern Co.		3,100
16	TECO Energy, Inc.		277
17	Wisconsin Energy Corp.		748
37	Xcel Energy, Inc.		1,101
			37,249
	Total common stocks
	(cost $764,805)		$1,062,276

	Total long-term investments
	(cost $764,805)		$1,062,276

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.8%
	Royal Bank of Canada TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $8,668, collateralized by U.S.
	Treasury Bond 5.25%, 2028, U.S. Treasury
	Note 0.25% - 3.13%, 2013 – 2021, value of
	$8,841)
$8,668	0.17%, 3/28/2013		$8,668

U.S. Treasury Bills - 0.1%
850	0.07%, 05/09/2013 □○		$850

	Total short-term investments
	(cost $9,518)		$9,518

	Total investments
	(cost $774,323) ▲	99.9%	$1,071,794
	Other assets and liabilities	0.1%	1,094
	Total net assets	100.0%	$1,072,888

5

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $818,050 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$373,054
Unrealized Depreciation	(119,310)
Net Unrealized Appreciation	$253,744

●	Non-income producing

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at March 31, 2013 as listed in the table below:

					Unrealized
	Number of	Expiration			Appreciation/
Description	Contracts*	Date	Notional Amount	Market Value ╪	(Depreciation)
Long position contracts:
S&P 500 Futures	28	06/20/2013	$10,781	$10,939	$158

*	The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,062,276	$1,062,276	$—	$—
Short-Term Investments	9,518	—	9,518	—
Total	$1,071,794	$1,062,276	$9,518	$—
Futures *	158	158	—	—
Total	$158	$158	$—	$—

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.7%
	Australia - 2.1%
2,289	Transurban Group	$15,221
1,414	Westfield Group REIT	16,019
		31,240
	Austria - 0.5%
290	Erste Group Bank AG	8,115

	Belgium - 3.6%
492	Anheuser-Busch InBev N.V.	48,955
99	Umicore S.A.	4,651
		53,606
	Brazil - 1.4%
671	Banco Santander Brasil S.A.	4,868
516	BR Malls Participacoes S.A.	6,453
158	BR Properties S.A.	1,762
287	Mills Estruturas e Servicos de Engenharia S.A.	4,597
253	Raia Drogasil S.A.	2,699
		20,379
	Canada - 6.5%
429	Canadian National Railway Co.	43,107
153	MEG Energy Corp. ●	4,895
44	MEG Energy Corp. ■●	1,409
699	Suncor Energy, Inc.	20,937
494	Tim Hortons, Inc.	26,827
		97,175
	China - 2.6%
15,933	China Construction Bank	13,060
6,549	China Pacific Insurance Co., Ltd.	21,630
1,952	Shandong Weigao Group Medical Polymer
	Co., Ltd.	1,769
837	Sinopharm Medicine Holding Co., Ltd.	2,705
		39,164
	Finland - 0.5%
24	Kone Oyj Class B ☼	1,890
123	Nokian Rendaat Oyj	5,501
		7,391
	France - 14.4%
418	Accor S.A.	14,535
293	Air Liquide	35,597
1,857	AXA S.A.	32,091
376	BNP Paribas ☼	19,321
74	Bureau Veritas S.A.	9,248
143	Cie Generale d'Optique Essilor International S.A.	15,887
183	Pernod-Ricard S.A.	22,777
124	Renault S.A.	7,772
801	Rexel S.A.	17,492
278	Safran S.A.	12,392
119	Unibail Rodamco REIT	27,775
		214,887
	Germany - 1.5%
58	Brenntag AG	9,080
27	Continental AG	3,214
338	Deutsche Wohnen AG	6,140
87	GSW Immobilien AG	3,454
		21,888
	Hong Kong - 6.4%
6,399	AIA Group Ltd.	28,135
1,628	ENN Energy Holdings Ltd.	9,016
16,442	Lenovo Group Ltd.	16,399
1,345	Link (The) REIT	7,333
1,236	Shanghai Fosun Parmaceutical Co., Ltd. ●	2,230
4,401	Shangri-La Asia Ltd.	8,642
8,102	Skyworth Digital Holdings Ltd.	5,459
1,179	Sun Hung Kai Properties Ltd.	15,907
2,195	Zhongsheng Group Holdings Ltd.	2,665
		95,786
	India - 1.8%
811	Bharti Infratel Ltd. ●	2,672
1,881	ITC Ltd.	10,717
656	Reliance Industries Ltd.	9,350
126	United Spirits Ltd.	4,412
		27,151
	Ireland - 1.3%
852	CRH plc ‡	18,859

	Israel - 0.6%
240	Teva Pharmaceutical Industries Ltd. ADR	9,543

	Italy - 3.6%
7,309	Intesa Sanpaolo	10,770
2,931	Mediaset S.p.A.	6,007
8,187	Snam S.p.A.	37,398
		54,175
	Japan - 14.7%
386	Aisin Seiki Co., Ltd.	14,236
316	Daiichi Sankyo Co., Ltd.	6,102
84	Daito Trust Construction Co., Ltd.	7,166
381	Eisai Co., Ltd.	17,074
404	FamilyMart Co., Ltd.	18,457
118	Fanuc Corp.	18,215
309	Honda Motor Co., Ltd.	11,888
305	Japan Tobacco, Inc.	9,756
5,363	Mitsubishi UFJ Financial Group, Inc.	32,353
218	Mitsui Fudosan Co., Ltd.	6,225
1,967	Nomura Holdings, Inc.	12,229
716	Rakuten, Inc.	7,327
697	Shizuoka Bank Ltd.	7,868
290	SoftBank Corp.	13,338
519	Tokio Marine Holdings, Inc.	15,012
4,356	Toshiba Corp.	22,213
		219,459
	Malaysia - 0.3%
4,117	AirAsia Berhad	3,806

	Mexico - 0.6%
1,896	Fibra Uno Administracion S.A. REIT	6,255
1,068	Macquarie Mexico Real Estate Management S.A. de C.V. REIT ●	2,378
		8,633
	Netherlands - 1.0%
74	ASML Holding N.V.	5,012
420	Yandex N.V. ●	9,708
		14,720

1

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.7% - (continued)
	Norway - 0.5%
206	Algeta ASA ●	$6,944

	Poland - 0.2%
166	Alior Bank S.A. ●	3,546

	Portugal - 1.5%
2,543	Banco Espirito Santo S.A. ●	2,608
814	Galp Energia SGPS S.A.	12,762
1,533	Portugal Telecom SGPS S.A.	7,598
		22,968
	Russia - 0.3%
411	Sberbank ADR	5,235

	South Korea - 0.6%
7	Samsung Electronics Co., Ltd.	9,190

	Spain - 1.7%
500	Banco Bilbao Vizcaya Argentaria S.A.	4,370
142	Repsol S.A.	2,876
1,378	Telefonica S.A.	18,676
		25,922
	Sweden - 1.6%
594	Assa Abloy Ab	24,282

	Switzerland - 9.9%
131	Cie Financiere Richemont S.A.	10,291
449	Credit Suisse Group AG	11,822
11	Givaudan	13,581
645	Julius Baer Group Ltd.	25,144
13	Partners Group	3,319
253	Roche Holding AG	58,963
148	Swiss Re Ltd.	12,053
878	UBS AG	13,504
		148,677
	Taiwan - 1.1%
4,956	Taiwan Semiconductor Manufacturing Co., Ltd.	16,599

	United Kingdom - 14.0%
980	Aberdeen Asset Management plc	6,401
1,371	BG Group plc	23,596
4,057	BP plc	28,527
582	Diageo Capital plc ☼	18,344
2,410	Direct Line Insurance Group plc ●	7,464
52	Ensco plc	3,144
660	Imperial Tobacco Group plc	23,092
18,971	Lloyds Banking Group plc ●	14,136
2,762	National Grid plc	32,089
888	NMC Health plc ●	4,426
1,747	Rexam plc	14,032
2,016	Rolls-Royce Holdings plc	34,687
		209,938
	United States - 0.9%
384	Carnival Corp.	$13,157

	Total common stocks
	(cost $1,304,487)	$1,432,435

PREFERRED STOCKS - 0.9%
	Germany - 0.9%
65	Volkswagen AG N.V.	$12,949

	Total preferred stocks
	(cost $15,241)	$12,949

WARRANTS - 0.4%
	Colombia - 0.4%
888	Cemex AP Generis ⌂■	$6,757

	Total warrants
	(cost $5,994)	$6,757

	Total long-term investments
	(cost $1,325,722)	$1,452,141

SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 1.7%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $749,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $764)
$749	0.19%, 03/28/2013	$749
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $2,930, collateralized by
	FHLMC 3.50%, 2042, FNMA 3.00% -
	4.00%, 2042, U.S. Treasury Note 0.25%,
	2014, value of $2,988)
2,930	0.17%, 03/28/2013	2,930
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $5,338, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value
	of $5,445)
5,338	0.15%, 03/28/2013	5,338
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $7,884,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $8,042)
7,884	0.15%, 03/28/2013	7,884
	Deutsche Bank Securities TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $143,
	collateralized by FNMA 4.00% - 6.00%,
	2039 - 2040, value of $146)
143	0.25%, 03/28/2013	143

2

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.7% - (continued)
	Repurchase Agreements - 1.7% - (continued)
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $4,298, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 -
	2023, value of $4,384)
$4,298	0.16%, 03/28/2013		$4,298
	TD Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $3,323, collateralized by
	FHLMC 3.50%, 2026 - 2042, FNMA
	3.00% - 3.50%, 2032 - 2043, value of
	$3,390)
3,323	0.20%, 03/28/2013		3,323
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$45, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $46)
45	0.14%, 03/28/2013		45
			24,710
	Total short-term investments
	(cost $24,710)		$24,710

	Total investments
	(cost $1,350,432) ▲	98.7%	$1,476,851
	Other assets and liabilities	1.3%	20,175
	Total net assets	100.0%	$1,497,026

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $1,364,997 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$159,324
Unrealized Depreciation	(47,470)
Net Unrealized Appreciation	$111,854

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $8,166, which represents 0.5% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $13,262 at March 31, 2013.

3

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2012	888	Cemex AP Generis Warrants - 144A	$5,994

At March 31, 2013, the aggregate value of these securities was $6,757, which represents 0.4% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2013

						Unrealized
						Appreciation/
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	(Depreciation)
AUD	Sell	04/02/2013	JPM	$1,521	$1,511	$10
CAD	Sell	04/02/2013	BCLY	1,495	1,496	(1)
CHF	Sell	04/03/2013	JPM	3,203	3,218	(15)
EUR	Sell	04/03/2013	CBK	539	539	–
EUR	Sell	04/02/2013	JPM	3,653	3,642	11
EUR	Sell	04/02/2013	UBS	144	144	–
EUR	Sell	04/03/2013	UBS	4,441	4,456	(15)
GBP	Buy	04/04/2013	BCLY	6,330	6,330	–
GBP	Sell	04/03/2013	BCLY	965	970	(5)
GBP	Sell	04/02/2013	JPM	1,757	1,762	(5)
JPY	Buy	04/01/2013	DEUT	675	677	2
MXN	Sell	04/02/2013	JPM	459	459	–
						$(18)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican New Peso

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

4

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$31,240	$–	$31,240	$–
Austria	8,115	–	8,115	–
Belgium	53,606	–	53,606	–
Brazil	20,379	20,379	–	–
Canada	97,175	97,175	–	–
China	39,164	–	39,164	–
Finland	7,391	–	7,391	–
France	214,887	27,775	187,112	–
Germany	21,888	–	21,888	–
Hong Kong	95,786	–	95,786	–
India	27,151	7,084	20,067	–
Ireland	18,859	–	18,859	–
Israel	9,543	9,543	–	–
Italy	54,175	–	54,175	–
Japan	219,459	–	219,459	–
Malaysia	3,806	–	3,806	–
Mexico	8,633	8,633	–	–
Netherlands	14,720	14,720	–	–
Norway	6,944	–	6,944	–
Poland	3,546	3,546	–	–
Portugal	22,968	–	22,968	–
Russia	5,235	5,235	–	–
South Korea	9,190	–	9,190	–
Spain	25,922	–	25,922	–
Sweden	24,282	–	24,282	–
Switzerland	148,677	–	148,677	–
Taiwan	16,599	–	16,599	–
United Kingdom	209,938	15,034	194,904	–
United States	13,157	13,157	–	–
Total	1,432,435	222,281	1,210,154	–
Preferred Stocks	12,949	–	12,949	–
Warrants	6,757	–	6,757	–
Short-Term Investments	24,710	–	24,710	–
Total	$1,476,851	$222,281	$1,254,570	$–
Foreign Currency Contracts*	23	–	23	–
Total	$23	$–	$23	$–
Liabilities:
Foreign Currency Contracts*	41	–	41	–
Total	$41	$–	$41	$–

♦	For the three-month period ended March 31, 2013, investments valued at $13,604 were transferred from Level 1 to Level 2, and investments valued at $39,580 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Diversification by Industry

as of March 31, 2013

Percentage of
Industry (Sector)	Net Assets
Automobiles and Components (Consumer Discretionary)	3.7%
Banks (Financials)	8.4
Capital Goods (Industrials)	8.6
Commercial and Professional Services (Industrials)	0.6
Consumer Durables and Apparel (Consumer Discretionary)	1.1
Consumer Services (Consumer Discretionary)	4.2
Diversified Financials (Financials)	4.8
Energy (Energy)	7.2
Food and Staples Retailing (Consumer Staples)	1.4
Food, Beverage and Tobacco (Consumer Staples)	9.2
Health Care Equipment and Services (Health Care)	1.7
Insurance (Financials)	7.8
Materials (Materials)	5.8
Media (Consumer Discretionary)	0.4
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	6.7
Real Estate (Financials)	7.1
Retailing (Consumer Discretionary)	0.7
Semiconductors and Semiconductor Equipment (Information Technology)	2.1
Software and Services (Information Technology)	0.7
Technology Hardware and Equipment (Information Technology)	2.6
Telecommunication Services (Services)	2.8
Transportation (Industrials)	4.2
Utilities (Utilities)	5.2
Short-Term Investments	1.7
Other Assets and Liabilities	1.3
Total	100.0%

Currency Concentration of Securities

as of March 31, 2013

Percentage of
Description	Net Assets
Australian Dollar	2.1%
Brazilian Real	1.1
British Pound	15.1
Canadian Dollar	6.5
Euro	28.2
Hong Kong Dollar	9.0
Indian Rupee	1.8
Japanese Yen	14.7
Malaysian Ringgit	0.3
Mexican New Peso	0.6
Norwegian Krone	0.5
Polish New Zloty	0.2
Republic of Korea Won	0.6
Swedish Krona	1.6
Swiss Franc	9.9
Taiwanese Dollar	1.1
United States Dollar	5.4
Other Assets and Liabilities	1.3
Total	100.0%

6

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.9%
	Automobiles and Components - 2.6%
711	Allison Transmission Holdings, Inc.	$17,082
450	Harley-Davidson, Inc.	23,986
		41,068
	Banks - 4.5%
112	Cullen/Frost Bankers, Inc.	7,000
241	East West Bancorp, Inc.	6,177
1,111	First Niagara Financial Group, Inc.	9,840
380	First Republic Bank	14,689
284	M&T Bank Corp.	29,325
46	Signature Bank ●	3,612
		70,643
	Capital Goods - 9.5%
206	Carlisle Cos., Inc.	13,964
325	IDEX Corp.	17,345
501	Jacobs Engineering Group, Inc. ●	28,189
492	Lennox International, Inc.	31,218
226	MSC Industrial Direct Co., Inc.	19,371
494	PACCAR, Inc.	24,986
193	Pall Corp.	13,194
		148,267
	Commercial and Professional Services - 8.4%
200	Corrections Corp. of America	7,809
483	Equifax, Inc. ●	27,789
95	IHS, Inc. ●	9,907
490	Manpower, Inc.	27,797
886	Robert Half International, Inc.	33,247
661	Waste Connections, Inc.	23,789
		130,338
	Consumer Durables and Apparel - 2.9%
205	Hasbro, Inc.	8,991
28	NVR, Inc. ●	29,902
172	Ryland Group, Inc.	7,150
		46,043
	Consumer Services - 0.8%
294	Weight Watchers International, Inc.	12,392

	Diversified Financials - 5.6%
187	Greenhill & Co., Inc.	9,984
442	Invesco Ltd.	12,802
303	LPL Financial Holdings, Inc.	9,771
228	Moody's Corp.	12,149
1,014	SEI Investments Co.	29,246
187	T. Rowe Price Group, Inc.	14,015
		87,967
	Energy - 10.3%
404	Atwood Oceanics, Inc. ●	21,234
129	Cabot Oil & Gas Corp.	8,710
766	Cobalt International Energy, Inc. ●	21,593
501	Consol Energy, Inc.	16,853
693	Denbury Resources, Inc. ●	12,924
229	Ensco plc	13,721
151	EQT Corp.	10,197
173	Newfield Exploration Co. ●	3,889
176	Oceaneering International, Inc.	11,662
126	Pioneer Natural Resources Co.	15,700
80	Range Resources Corp.	6,478
683	Superior Energy Services, Inc. ●	17,748
		160,709
	Food and Staples Retailing - 0.6%
114	PriceSmart, Inc.	8,903

	Food, Beverage and Tobacco - 1.1%
344	Molson Coors Brewing Co.	16,834

	Health Care Equipment and Services - 5.2%
1,123	Allscripts Healthcare Solutions, Inc. ●	15,255
308	AmerisourceBergen Corp.	15,867
366	Cardinal Health, Inc.	15,242
323	Catamaran Corp. ●	17,141
461	Patterson Cos., Inc.	17,531
		81,036
	Insurance - 3.2%
50	Alleghany Corp. ●	19,971
32	Markel Corp. ●	15,991
329	W.R. Berkley Corp.	14,609
		50,571
	Materials - 2.5%
120	FMC Corp.	6,843
267	Packaging Corp. of America	12,002
62	Sherwin-Williams Co.	10,392
199	Silgan Holdings, Inc.	9,401
		38,638
	Media - 2.0%
249	AMC Networks, Inc. Class A ●	15,756
798	DreamWorks Animation SKG, Inc. ●	15,135
		30,891
	Pharmaceuticals, Biotechnology and Life Sciences - 12.5%
334	Actavis, Inc. ●	30,791
648	Alkermes plc ●	15,363
295	Cubist Pharmaceuticals, Inc. ●	13,811
861	Elan Corp. plc ADR ●	10,159
59	Illumina, Inc. ●	3,170
558	Incyte Corp. ●	13,053
503	Ironwood Pharmaceuticals, Inc. ●	9,207
1,063	Mylan, Inc. ●	30,764
110	Regeneron Pharmaceuticals, Inc. ●	19,405
190	Salix Pharmaceuticals Ltd. ●	9,703
413	Vertex Pharmaceuticals, Inc. ●	22,733
177	Waters Corp. ●	16,639
		194,798
	Retailing - 6.2%
348	Advance Automotive Parts, Inc.	28,763
557	CarMax, Inc. ●	23,212
319	Joseph A. Bank Clothiers, Inc. ●	12,709
116	Tiffany & Co.	8,081
446	TripAdvisor, Inc. ●	23,417
		96,182
	Semiconductors and Semiconductor Equipment - 1.5%
452	Maxim Integrated Products, Inc.	14,772
275	NXP Semiconductors N.V. ●	8,323
		23,095
	Software and Services - 12.0%
191	ANSYS, Inc. ●	15,538

1

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.9% - (continued)
	Software and Services - 12.0% - (continued)
341	Autodesk, Inc. ●		$14,067
224	Citrix Systems, Inc. ●		16,161
137	Factset Research Systems, Inc.		12,680
198	FleetCor Technologies, Inc. ●		15,168
145	Gartner, Inc. Class A ●		7,872
2,081	Genpact Ltd.		37,850
398	Micros Systems, Inc. ●		18,111
967	Vantiv, Inc. ●		22,950
234	VeriSign, Inc. ●		11,057
195	WEX, Inc. ●		15,298
			186,752
	Technology Hardware and Equipment - 3.7%
211	Amphenol Corp. Class A		15,757
87	FEI Co.		5,633
492	National Instruments Corp.		16,102
686	Trimble Navigation Ltd. ●		20,545
			58,037
	Transportation - 2.3%
263	C.H. Robinson Worldwide, Inc.		15,635
357	Expeditors International of Washington, Inc.		12,747
104	J.B. Hunt Transport Services, Inc.		7,739
			36,121
	Utilities - 2.5%
170	Northeast Utilities		7,403
583	UGI Corp.		22,373
206	Wisconsin Energy Corp.		8,844
			38,620
	Total common stocks
	(cost $1,216,032)		$1,557,905

	Total long-term investments
	(cost $1,216,032)		$1,557,905

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $68,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $69)
$68	0.19%, 03/28/2013		$68
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $265, collateralized by FHLMC
	3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
	U.S. Treasury Note 0.25%, 2014, value of
	$271)
265	0.17%, 03/28/2013		265
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $484, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value
	of $493)
484	0.15%, 03/28/2013		484
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $714,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $728)
714	0.15%, 03/28/2013		714
	Deutsche Bank Securities TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $13,
	collateralized by FNMA 4.00% - 6.00%,
	2039 - 2040, value of $13)
13	0.25%, 03/28/2013		13
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $389, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 - 2023,
	value of $397)
389	0.16%, 03/28/2013		389
	TD Securities TriParty Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$301, collateralized by FHLMC 3.50%,
	2026 - 2042, FNMA 3.00% - 3.50%, 2032 -
	2043, value of $307)
301	0.20%, 03/28/2013		301
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$4, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $4)
4	0.14%, 03/28/2013		4
			2,238
	Total short-term investments
	(cost $2,238)		$2,238

	Total investments
	(cost $1,218,270) ▲	100.0%	$1,560,143
	Other assets and liabilities	–%	(539)
	Total net assets	100.0%	$1,559,604

2

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $1,228,100 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$362,534
Unrealized Depreciation	(30,491)
Net Unrealized Appreciation	$332,043

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,557,905	$1,557,905	$–	$–
Short-Term Investments	2,238	–	2,238	–
Total	$1,560,143	$1,557,905	$2,238	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford MidCap Value HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Banks - 7.3%
192	BankUnited, Inc.	$4,929
104	Beneficial Mutual Bancorp, Inc. ●	1,072
188	Comerica, Inc.	6,769
80	EverBank Financial Corp.	1,233
253	First Midwest Bancorp, Inc.	3,365
67	Iberiabank Corp.	3,336
86	Popular, Inc. ●	2,362
830	Regions Financial Corp.	6,794
209	Zions Bancorporation	5,231
		35,091
	Capital Goods - 15.2%
102	AGCO Corp.	5,306
283	Barnes Group, Inc.	8,177
85	Chicago Bridge & Iron Co. N.V.	5,303
60	Dover Corp.	4,387
101	Esterline Technologies Corp. ●	7,652
88	Hubbell, Inc. Class B	8,497
178	KBR, Inc.	5,717
103	Moog, Inc. Class A ●	4,702
171	Pentair Ltd.	9,041
123	Rexel S.A. ☼	2,680
21	Teledyne Technologies, Inc. ●	1,632
134	WESCO International, Inc. ●	9,722
		72,816
	Consumer Durables and Apparel - 7.3%
20	Harman International Industries, Inc.	911
125	Lennar Corp.	5,197
174	Mattel, Inc.	7,615
294	Newell Rubbermaid, Inc.	7,668
2,879	Samsonite International S.A.	7,226
185	Toll Brothers, Inc. ●	6,338
		34,955
	Diversified Financials - 1.5%
114	Invesco Ltd.	3,313
175	PHH Corp. ●	3,847
452	Solar Cayman Ltd. ⌂■●†	32
		7,192
	Energy - 7.2%
366	Cobalt International Energy, Inc. ●	10,330
75	Consol Energy, Inc.	2,507
59	Japan Petroleum Exploration Co., Ltd.	2,321
105	Newfield Exploration Co. ●	2,356
352	Ocean Rig UDW, Inc. ●	5,671
166	QEP Resources, Inc.	5,289
403	Trican Well Service Ltd.	5,915
		34,389
	Food, Beverage and Tobacco - 2.9%
95	Bunge Ltd. Finance Corp.	6,984
33	Dr. Pepper Snapple Group	1,540
87	Ebro Foods S.A. ☼	1,737
50	Ingredion, Inc.	3,587
		13,848
	Health Care Equipment and Services - 5.9%
114	AmerisourceBergen Corp.	5,850
625	Boston Scientific Corp. ●	4,884
297	Brookdale Senior Living, Inc. ●	8,289
36	Universal Health Services, Inc. Class B	2,280
116	Wellcare Health Plans, Inc. ●	6,729
		28,032
	Insurance - 10.1%
52	Everest Re Group Ltd.	6,740
118	Hanover Insurance Group, Inc.	5,862
192	Principal Financial Group, Inc.	6,530
170	Reinsurance Group of America, Inc.	10,157
404	Unum Group	11,416
250	XL Group plc	7,584
		48,289
	Materials - 9.6%
283	AuRico Gold, Inc. ●	1,782
100	Cabot Corp.	3,410
125	Celanese Corp.	5,519
677	Incitec Pivot Ltd.	2,187
137	Louisiana-Pacific Corp. ●	2,968
258	Methanex Corp. ADR	10,499
335	New Gold, Inc. ●	3,047
97	Owens-Illinois, Inc. ●	2,593
204	Packaging Corp. of America	9,149
203	Rexam plc	1,631
2,567	Yingde Gases	2,866
		45,651
	Pharmaceuticals, Biotechnology and Life Sciences - 3.1%
761	Almirall S.A.	9,531
85	UCB S.A.	5,442
		14,973
	Real Estate - 6.6%
186	American Assets Trust, Inc. REIT ‡	5,942
426	BR Properties S.A.	4,738
81	Equity Lifestyle Properties, Inc. REIT	6,213
269	Forest City Enterprises, Inc. Class A ●	4,771
172	Hatteras Financial Corp. REIT	4,707
26	Iguatemi Empresa de Shopping Centers S.A.	331
161	Weyerhaeuser Co. REIT	5,052
		31,754
	Retailing - 2.1%
5,788	Buck Holdings L.P. ⌂●†	4,976
114	Men's Wearhouse, Inc.	3,806
17	Ross Stores, Inc.	1,055
		9,837
	Semiconductors and Semiconductor Equipment - 5.3%
240	Avago Technologies Ltd.	8,614
325	Microsemi Corp. ●	7,530
78	Skyworks Solutions, Inc. ●	1,723
466	Teradyne, Inc. ●	7,555
		25,422
	Software and Services - 2.7%
190	Booz Allen Hamilton Holding Corp.	2,550
127	Check Point Software Technologies Ltd. ADR ●	5,958
117	Verint Systems, Inc. ●	4,282
		12,790
	Technology Hardware and Equipment - 3.9%
261	Arrow Electronics, Inc. ●	10,614
141	SanDisk Corp. ●	7,777
		18,391

1

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Transportation - 1.6%
461	Delta Air Lines, Inc. ●		$7,613

	Utilities - 6.6%
107	Alliant Energy Corp.		5,349
128	Great Plains Energy, Inc.		2,957
356	N.V. Energy, Inc.		7,121
83	Northeast Utilities		3,607
194	UGI Corp.		7,447
74	Westar Energy, Inc.		2,462
65	Wisconsin Energy Corp.		2,775
			31,718
	Total common stocks
	(cost $371,739)		$472,761

	Total long-term investments
	(cost $371,739)		$472,761

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $171,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $174)
$171	0.19%, 03/28/2013		$171
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $669, collateralized by FHLMC
	3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
	U.S. Treasury Note 0.25%, 2014, value of
	$682)
669	0.17%, 03/28/2013		669
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $1,219, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value of
	$1,243)
1,218	0.15%, 03/28/2013		1,218
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $1,800,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $1,836)
1,800	0.15%, 03/28/2013		1,800
	Deutsche Bank Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $33, collateralized by FNMA
	4.00% - 6.00%, 2039 - 2040, value of $33)
33	0.25%, 03/28/2013		33
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $981, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 - 2023,
	value of $1,001)
981	0.16%, 03/28/2013		981
	TD Securities TriParty Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$759, collateralized by FHLMC 3.50%,
	2026 - 2042, FNMA 3.00% - 3.50%, 2032 -
	2043, value of $774)
759	0.20%, 03/28/2013		759
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$10, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $11)
10	0.14%, 03/28/2013		10
			5,641
	Total short-term investments
	(cost $5,641)		$5,641

	Total investments
	(cost $377,380) ▲	100.1%	$478,402
	Other assets and liabilities	(0.1)%	(319)
	Total net assets	100.0%	$478,083

2

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $383,539 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$105,385
Unrealized Depreciation	(10,522)
Net Unrealized Appreciation	$94,863

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2013, the aggregate value of these securities was $5,008, which represents 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	$1,035
03/2007	452	Solar Cayman Ltd. - 144A	132

At March 31, 2013, the aggregate value of these securities was $5,008, which represents 1.0% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $413 at March 31, 2013.

Foreign Currency Contracts Outstanding at March 31, 2013

						Unrealized
						Appreciation/
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value╪	(Depreciation)
BRL	Sell	04/01/2013	JPM	$163	$164	$(1)
BRL	Sell	04/02/2013	JPM	64	63	1
CAD	Buy	04/01/2013	HSBC	240	240	–
EUR	Buy	04/04/2013	CBK	57	57	–
EUR	Buy	04/02/2013	JPM	55	55	–
EUR	Buy	04/03/2013	UBS	301	302	1
						$1

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Counterparty Abbreviations:
CBK	Citibank NA
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	EURO

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$472,761	$432,132	$35,621	$5,008
Short-Term Investments	5,641	–	5,641	–
Total	$478,402	$432,132	$41,262	$5,008
Foreign Currency Contracts *	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance
	of	Realized	Unrealized					Transfers	Transfers	as of
	December	Gain	Appreciation		Net			Into	Out of	March 31,
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	2013
Assets:
Common Stocks	$4,172	$—	$836	*	$—	$—	$—	$—	$—	$5,008
Total	$4,172	$—	$836		$—	$—	$—	$—	$—	$5,008

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $836.

4

Hartford Money Market HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 13.0%
Finance and Insurance - 13.0%
	Commercial Banking - 7.2%
	Bank of Tokyo Mitsubishi UFJ Ltd. of New York
$19,500	0.24%, 07/08/2013	$19,500
19,250	0.28%, 07/23/2013	19,250
	Sumitomo Mitsui Banking Corp.
24,000	0.23%, 05/07/2013	24,000
24,000	0.24%, 07/09/2013	24,000
	Svenska Handelsbanken
20,500	0.21%, 06/05/2013	20,500
20,500	0.24%, 08/22/2013	20,500
		127,750
	Depository Credit Banking - 3.9%
	Toronto-Dominion Bank New York
11,500	0.19%, 05/08/2013	11,500
19,500	0.28%, 09/13/2013 Δ	19,500
19,500	0.30%, 07/26/2013 Δ	19,500
	Wells Fargo Bank NA
19,250	0.17%, 06/05/2013	19,250
		69,750
	International Trade Financing (Foreign Banks) - 1.9%
	Royal Bank of Canada
35,000	0.35%, 07/30/2013 - 04/04/2014 Δ	35,000

	Total certificates of deposit
	(cost $232,500)	$232,500

COMMERCIAL PAPER - 23.5%
Beverage and Tobacco Product Manufacturing - 1.0%
	Beverage Manufacturing - 1.0%
	Coca Cola Co.
$18,000	0.15%, 07/15/2013	$17,992

Finance and Insurance - 20.1%
	Commercial Banking - 12.6%
	Bank of Tokyo Mitsubishi UFJ Ltd. of New York
19,400	0.21%, 04/04/2013	19,400
	Commonwealth Bank of Australia
20,750	0.27%, 05/08/2013	20,744
	Nordea North America, Inc.
15,500	0.19%, 06/13/2013	15,494
29,500	0.23%, 05/15/2013 - 08/13/2013	29,483
	Old Line Funding LLC
15,500	0.17%, 05/20/2013 ■	15,496
34,500	0.21%, 04/24/2013 - 05/21/2013 ■	34,493
	State Street Corp.
21,000	0.15%, 04/03/2013	21,000
15,250	0.19%, 04/05/2013	15,249
14,500	0.20%, 05/10/2013	14,497
	U.S. Bank
38,500	0.19%, 05/09/2013	38,493
		224,349
	Consumer Lending - 1.1%
	Straight-A Funding LLC
20,500	0.11%, 04/02/2013 ■	20,496

	Depository Credit Banking - 0.9%
	Bank of Nova Scotia
15,500	0.11%, 04/05/2013	15,500

	International Trade Financing (Foreign Banks) - 1.5%
	International Bank for Reconstruction & Development
27,000	0.13%, 05/13/2013	26,996

	Nondepository Credit Banking - 4.0%
	General Electric Capital Corp.
15,500	0.11%, 04/02/2013	15,500
15,500	0.19%, 06/11/2013	15,494
	Toyota Motor Credit Corp.
19,500	0.21%, 07/26/2013	19,487
21,000	0.23%, 08/16/2013	20,981
		71,462
		358,803
Retail Trade - 1.3%
	Other General Merchandise Stores - 1.3%
	Wal-Mart Stores, Inc.
23,000	0.11%, 04/08/2013	23,000

Soap, Cleaning Compound and Toilet Manufacturing - 1.1%
	Soap, Cleaning Compound and Toilet Manufacturing - 1.1%
	Procter & Gamble Co.
19,500	0.15%, 05/28/2013 ■	19,495

	Total commercial paper
	(cost $419,290)	$419,290

CORPORATE NOTES - 6.7%
Finance and Insurance - 6.7%
	Depository Credit Banking - 1.1%
	Wells Fargo Bank NA
$10,000	0.33%, 04/17/2014 Δ	$10,000
10,250	0.35%, 04/22/2014 Δ	10,250
		20,250
	Insurance Carriers - 1.1%
	MetLife Global Funding I
19,500	0.47%, 09/10/2013 ■ Δ	19,500

	Nondepository Credit Banking - 0.9%
	General Electric Capital Corp.
15,929	0.44%, 05/01/2013	15,988

	Securities and Commodity Contracts and Brokerage - 3.6%
	JP Morgan Chase & Co.
33,075	0.44%, 05/01/2013	33,197
	JP Morgan Chase Bank
15,500	0.36%, 04/07/2014 Δ	15,500

1

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
CORPORATE NOTES - 6.7% - (continued)
Finance and Insurance - 6.7% - (continued)
	Securities and Commodity Contracts and Brokerage - 3.6% - (continued)
	JP Morgan Chase Bank - (continued)
$15,750	0.37%, 06/18/2013 Δ		$15,750
			64,447
			120,185
	Total corporate notes
	(cost $120,185)		$120,185

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
	Canada - 1.7%
	Ontario (Province of)
$29,750	0.15%, 05/31/2013		$29,743

	Total foreign government obligations
	(cost $29,743)		$29,743

OTHER POOLS AND FUNDS - 0.0%
1	JP Morgan U.S. Government Money Market Fund		$1

	Total other pools and funds
	(cost $1)		$1

REPURCHASE AGREEMENTS - 20.5%
	Deutsche Bank Securities TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $36,500,
	collateralized by U.S. Treasury Note
	0.75%, 2017, value of $37,230)
$36,500	0.15% dated 03/28/2013		$36,500
	RBS Greenwich Capital Markets TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $76,001,
	collateralized by U.S. Treasury Note
	1.75% - 4.88%, 2014 - 2022, value of
	$77,523)
76,000	0.17% dated 03/28/2013		76,000
	Royal Bank of Canada TriParty Repurchase
	Agreement (maturing on 04/01/2013 in
	the amount of $138,327, collateralized by
	U.S. Treasury Bond 5.25%, 2028, U.S.
	Treasury Note 0.25% - 3.13%, 2013 -
	2021, value of $141,091)
138,324	0.17% dated 03/28/2013		138,324
	UBS Securities, Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in
	the amount of $115,002, collateralized by
	U.S. Treasury Note 0.25% - 1.88%, 2014
	- 2015, value of $117,300)
115,000	0.15% dated 03/28/2013		115,000

	Total repurchase agreements
	(cost $365,824)		$365,824

U.S. GOVERNMENT AGENCIES - 12.5%
	FHLMC - 6.5%
$57,560	0.08%, 04/15/2013		$57,558
57,750	0.13%, 05/28/2013 - 08/05/2013		57,733
			115,291

	FNMA - 6.0%
38,375	0.08%, 04/17/2013		38,374
30,000	0.13%, 07/31/2013		29,987
38,500	0.14%, 05/29/2013		38,491
			106,852

	Total U.S. government agencies
	(cost $222,143)		$222,143

U.S. GOVERNMENT SECURITIES - 22.2%
	Other Direct Federal Obligations - 5.9%
	FHLB
$32,080	0.09%, 05/10/2013		$32,077
35,500	0.13%, 05/15/2013 - 08/07/2013		35,488
38,500	0.14%, 06/12/2013		38,490
			106,055
	U.S. Treasury Bills - 7.6%
135,000	0.09%, 04/18/2013 - 06/13/2013		134,983

	U.S. Treasury Notes - 8.7%
50,000	0.12%, 06/27/2013		49,986
19,250	0.16%, 04/30/2013		19,257
85,000	0.27%, 04/15/2013		85,052
			154,295
	Total U.S. government securities
	(cost $395,333)		$395,333

	Total investments
	(cost $1,785,019) ▲	100.1%	$1,785,019
	Other assets and liabilities	(0.1)%	(2,580)
	Total net assets	100.0%	$1,782,439

2

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 13.6% of total net assets at March 31, 2013.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $109,480, which represents 6.1% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$232,500	$–	$232,500	$–
Commercial Paper	419,290	–	419,290	–
Corporate Notes	120,185	–	120,185	–
Foreign Government Obligations	29,743	–	29,743	–
Other Pools and Funds	1	1	–	–
Repurchase Agreements	365,824	–	365,824	–
U.S. Government Agencies	222,143	–	222,143	–
U.S. Government Securities	395,333	–	395,333	–
Total	$1,785,019	$1	$1,785,018	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.

3

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 17.8%
	Automobiles and Components - 0.1%
1	BorgWarner, Inc. ●	$40
1	Delphi Automotive plc ●	59
18	Ford Motor Co.	233
1	Goodyear (The) Tire & Rubber Co. ●	14
1	Harley-Davidson, Inc.	54
3	Johnson Controls, Inc.	108
		508
	Banks - 0.5%
3	BB&T Corp.	99
1	Comerica, Inc.	30
4	Fifth Third Bancorp	64
1	First Horizon National Corp.	12
2	Hudson City Bancorp, Inc.	19
4	Huntington Bancshares, Inc.	28
4	KeyCorp	41
1	M&T Bank Corp.	57
2	People's United Financial, Inc.	21
2	PNC Financial Services Group, Inc.	159
6	Regions Financial Corp.	52
2	SunTrust Banks, Inc.	70
8	US Bancorp	285
22	Wells Fargo & Co.	818
1	Zions Bancorporation	21
		1,776
	Capital Goods - 1.4%
3	3M Co.	304
3	Boeing Co.	264
3	Caterpillar, Inc.	257
1	Cummins, Inc.	92
3	Danaher Corp.	163
2	Deere & Co.	151
1	Dover Corp.	57
2	Eaton Corp. plc	130
3	Emerson Electric Co.	182
1	Fastenal Co.	63
—	Flowserve Corp.	36
1	Fluor Corp.	49
1	General Dynamics Corp.	106
47	General Electric Co.	1,084
4	Honeywell International, Inc.	266
2	Illinois Tool Works, Inc.	114
1	Ingersoll-Rand plc	68
1	Jacobs Engineering Group, Inc. ●	33
—	Joy Global, Inc.	28
—	L-3 Communications Holdings, Inc.	33
1	Lockheed Martin Corp.	117
2	Masco Corp.	33
1	Northrop Grumman Corp.	75
2	PACCAR, Inc.	81
1	Pall Corp.	34
1	Parker-Hannifin Corp.	62
1	Pentair Ltd.	49
1	Precision Castparts Corp.	125
1	Quanta Services, Inc. ●	27
1	Raytheon Co.	86
1	Rockwell Automation, Inc.	54
1	Rockwell Collins, Inc.	39
—	Roper Industries, Inc.	57
—	Snap-On, Inc.	22
1	Stanley Black & Decker, Inc.	59
1	Textron, Inc.	37
4	United Technologies Corp.	355
—	W.W. Grainger, Inc.	61
1	Xylem, Inc.	23
		4,876
	Commercial and Professional Services - 0.1%
1	ADT (The) Corp.	51
—	Avery Dennison Corp.	20
—	Cintas Corp.	21
—	Dun & Bradstreet Corp.	15
1	Equifax, Inc. ●	31
1	Iron Mountain, Inc.	28
1	Pitney Bowes, Inc.	14
1	Republic Services, Inc.	44
1	Robert Half International, Inc.	24
—	Stericycle, Inc. ●	41
2	Tyco International Ltd.	67
2	Waste Management, Inc.	77
		433
	Consumer Durables and Apparel - 0.2%
1	Coach, Inc.	63
1	D.R. Horton, Inc.	31
—	Fossil, Inc. ●	23
—	Garmin Ltd.	16
—	Harman International Industries, Inc.	14
1	Hasbro, Inc.	23
1	Leggett & Platt, Inc.	22
1	Lennar Corp.	31
2	Mattel, Inc.	68
1	Newell Rubbermaid, Inc.	34
3	NIKE, Inc. Class B	193
2	Pulte Group, Inc. ●	31
—	PVH Corp.	37
—	Ralph Lauren Corp.	46
—	V.F. Corp.	67
—	Whirlpool Corp.	42
		741
	Consumer Services - 0.3%
—	Apollo Group, Inc. Class A ●	8
2	Carnival Corp.	69
—	Chipotle Mexican Grill, Inc. ●	46
1	Darden Restaurants, Inc.	30
1	H & R Block, Inc.	36
1	International Game Technology	20
1	Marriott International, Inc. Class A	46
5	McDonald's Corp.	451
3	Starbucks Corp.	192
1	Starwood Hotels & Resorts, Inc.	56
1	Wyndham Worldwide Corp.	40
—	Wynn Resorts Ltd.	45
2	Yum! Brands, Inc.	146
		1,185
	Diversified Financials - 1.2%
4	American Express Co.	292
1	Ameriprise Financial, Inc.	68
49	Bank of America Corp.	594

1

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 17.8% - (continued)
	Diversified Financials - 1.2% - (continued)
5	Bank of New York Mellon Corp.	$147
1	BlackRock, Inc.	146
3	Capital One Financial Corp.	144
5	Charles Schwab Corp.	88
14	Citigroup, Inc.	606
1	CME Group, Inc.	85
2	Discover Financial Services, Inc.	100
1	E*Trade Financial Corp. ●	14
1	Franklin Resources, Inc.	94
2	Goldman Sachs Group, Inc.	290
—	IntercontinentalExchange, Inc. ●	54
2	Invesco Ltd.	58
17	JP Morgan Chase & Co.	819
1	Legg Mason, Inc.	17
1	Leucadia National Corp.	36
1	Moody's Corp.	47
6	Morgan Stanley	136
1	Nasdaq OMX Group, Inc.	17
1	Northern Trust Corp.	54
1	NYSE Euronext	42
2	SLM Corp.	42
2	State Street Corp.	122
1	T. Rowe Price Group, Inc.	87
		4,199
	Energy - 2.0%
2	Anadarko Petroleum Corp.	197
2	Apache Corp.	136
2	Baker Hughes, Inc.	93
1	Cabot Oil & Gas Corp.	64
1	Cameron International Corp. ●	73
2	Chesapeake Energy Corp.	48
9	Chevron Corp.	1,041
6	ConocoPhillips Holding Co.	331
1	Consol Energy, Inc.	35
2	Denbury Resources, Inc. ●	31
2	Devon Energy Corp.	96
—	Diamond Offshore Drilling, Inc.	22
1	Ensco plc	63
1	EOG Resources, Inc.	157
1	EQT Corp.	46
20	Exxon Mobil Corp.	1,821
1	FMC Technologies, Inc. ●	58
4	Halliburton Co.	170
—	Helmerich & Payne, Inc.	29
1	Hess Corp.	96
3	Kinder Morgan, Inc.	110
3	Marathon Oil Corp.	108
1	Marathon Petroleum Corp.	134
1	Murphy Oil Corp.	52
1	Nabors Industries Ltd. ●	21
2	National Oilwell Varco, Inc.	136
1	Newfield Exploration Co. ●	14
1	Noble Corp.	43
1	Noble Energy, Inc.	94
4	Occidental Petroleum Corp.	285
1	Peabody Energy Corp.	26
3	Phillips 66	196
1	Pioneer Natural Resources Co.	74
1	QEP Resources, Inc.	26
1	Range Resources Corp.	60
1	Rowan Cos. plc Class A ●	20
6	Schlumberger Ltd.	449
2	Southwestern Energy Co. ●	59
3	Spectra Energy Corp.	93
1	Tesoro Corp.	36
2	Valero Energy Corp.	113
3	Williams Cos., Inc.	115
1	WPX Energy, Inc. ●	14
		6,885
	Food and Staples Retailing - 0.4%
2	Costco Wholesale Corp.	209
6	CVS Caremark Corp.	305
2	Kroger (The) Co.	77
1	Safeway, Inc.	29
3	Sysco Corp.	93
4	Walgreen Co.	185
8	Wal-Mart Stores, Inc.	565
1	Whole Foods Market, Inc.	67
		1,530
	Food, Beverage and Tobacco - 1.1%
9	Altria Group, Inc.	312
3	Archer-Daniels-Midland Co.	100
1	Beam, Inc.	46
1	Brown-Forman Corp.	49
1	Campbell Soup Co.	37
17	Coca-Cola Co.	699
1	Coca-Cola Enterprises, Inc.	44
2	ConAgra Foods, Inc.	67
1	Constellation Brands, Inc. Class A ●	33
1	Dean Foods Co. ●	15
1	Dr. Pepper Snapple Group	43
3	General Mills, Inc.	144
1	H.J. Heinz Co.	104
1	Hershey Co.	59
1	Hormel Foods Corp.	25
—	J.M. Smucker Co.	48
1	Kellogg Co.	73
3	Kraft Foods Group, Inc.	138
2	Lorillard, Inc.	69
1	McCormick & Co., Inc.	44
1	Mead Johnson Nutrition Co.	71
1	Molson Coors Brewing Co.	34
8	Mondelez International, Inc.	245
1	Monster Beverage Corp. ●	31
7	PepsiCo, Inc.	550
7	Philip Morris International, Inc.	689
1	Reynolds American, Inc.	65
1	Tyson Foods, Inc. Class A	32
		3,866
	Health Care Equipment and Services - 0.7%
7	Abbott Laboratories	250
1	Aetna, Inc.	76
1	AmerisourceBergen Corp.	53
—	Bard (C.R.), Inc.	35
2	Baxter International, Inc.	179
1	Becton, Dickinson & Co.	84

2

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 17.8% - (continued)
	Health Care Equipment and Services - 0.7% - (continued)
6	Boston Scientific Corp. ●	$48
2	Cardinal Health, Inc.	64
1	CareFusion Corp. ●	35
1	Cerner Corp. ●	63
1	CIGNA Corp.	80
1	Coventry Health Care, Inc.	29
2	Covidien plc	144
—	DaVita HealthCare Partners, Inc. ●	45
1	Dentsply International, Inc.	27
1	Edwards Lifesciences Corp. ●	42
4	Express Scripts Holding Co. ●	213
1	Humana, Inc.	49
—	Intuitive Surgical, Inc. ●	89
—	Laboratory Corp. of America Holdings ●	38
1	McKesson Corp.	113
5	Medtronic, Inc.	214
—	Patterson Cos., Inc.	14
1	Quest Diagnostics, Inc.	40
1	St. Jude Medical, Inc.	52
1	Stryker Corp.	85
—	Tenet Healthcare Corp. ●	22
5	UnitedHealth Group, Inc.	265
—	Varian Medical Systems, Inc. ●	35
1	Wellpoint, Inc.	91
1	Zimmer Holdings, Inc.	58
		2,632
	Household and Personal Products - 0.4%
2	Avon Products, Inc.	41
1	Clorox Co.	52
2	Colgate-Palmolive Co.	234
1	Estee Lauder Co., Inc.	69
2	Kimberly-Clark Corp.	171
12	Procter & Gamble Co.	950
		1,517
	Insurance - 0.7%
2	ACE Ltd.	138
2	Aflac, Inc.	115
2	Allstate Corp.	107
7	American International Group, Inc. ●	262
1	Aon plc	86
—	Assurant, Inc.	16
8	Berkshire Hathaway, Inc. Class B ●	868
1	Chubb Corp.	104
1	Cincinnati Financial Corp.	32
2	Genworth Financial, Inc. ●	23
1	Lincoln National Corp.	42
1	Loews Corp.	62
2	Marsh & McLennan Cos., Inc.	94
5	MetLife, Inc.	197
1	Principal Financial Group, Inc.	45
3	Progressive Corp.	64
2	Prudential Financial, Inc.	130
—	Torchmark Corp.	27
2	Travelers Cos., Inc.	145
1	Unum Group	36
1	XL Group plc	41
		2,634
	Materials - 0.6%
1	Air Products & Chemicals, Inc.	82
—	Airgas, Inc.	31
5	Alcoa, Inc.	41
—	Allegheny Technologies, Inc.	15
1	Ball Corp.	32
—	Bemis Co., Inc.	19
—	CF Industries Holdings, Inc.	54
1	Cliff's Natural Resources, Inc.	13
5	Dow Chemical Co.	173
4	E.I. DuPont de Nemours & Co.	207
1	Eastman Chemical Co.	49
1	Ecolab, Inc.	96
1	FMC Corp.	35
4	Freeport-McMoRan Copper & Gold, Inc.	142
—	International Flavors & Fragrances, Inc.	28
2	International Paper Co.	93
2	LyondellBasell Industries Class A	109
1	MeadWestvaco Corp.	29
2	Monsanto Co.	255
1	Mosaic Co.	74
2	Newmont Mining Corp.	94
1	Nucor Corp.	66
1	Owens-Illinois, Inc. ●	20
1	PPG Industries, Inc.	86
1	Praxair, Inc.	149
1	Sealed Air Corp.	21
—	Sherwin-Williams Co.	65
1	Sigma-Aldrich Corp.	42
1	United States Steel Corp.	13
1	Vulcan Materials Co.	30
		2,163
	Media - 0.7%
1	Cablevision Systems Corp.	15
3	CBS Corp. Class B	123
12	Comcast Corp. Class A	500
3	DirecTV ●	146
1	Discovery Communications, Inc. ●	87
1	Gannett Co., Inc.	23
2	Interpublic Group of Cos., Inc.	24
1	McGraw-Hill Cos., Inc.	66
9	News Corp. Class A	275
1	Omnicom Group, Inc.	69
—	Scripps Networks Interactive Class A	25
1	Time Warner Cable, Inc.	128
4	Time Warner, Inc.	243
2	Viacom, Inc. Class B	127
8	Walt Disney Co.	463
—	Washington Post Co. Class B	9
		2,323
	Pharmaceuticals, Biotechnology and Life Sciences - 1.5%
7	Abbvie Inc.	291
1	Actavis, Inc. ●	53
2	Agilent Technologies, Inc.	66
1	Alexion Pharmaceuticals, Inc. ●	81
1	Allergan, Inc.	155
3	Amgen, Inc.	346
1	Biogen Idec, Inc. ●	206
7	Bristol-Myers Squibb Co.	304

3

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 17.8% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 1.5% - (continued)
2	Celgene Corp. ●	$219
5	Eli Lilly & Co.	256
1	Forest Laboratories, Inc. ●	40
7	Gilead Sciences, Inc. ●	336
1	Hospira, Inc. ●	24
13	Johnson & Johnson	1,028
1	Life Technologies Corp. ●	50
14	Merck & Co., Inc.	603
2	Mylan, Inc. ●	52
1	PerkinElmer, Inc.	17
—	Perrigo Co.	47
32	Pfizer, Inc.	936
2	Thermo Fisher Scientific, Inc.	123
—	Waters Corp. ●	36
		5,269
	Real Estate - 0.4%
2	American Tower Corp. REIT	137
1	Apartment Investment & Management Co. Class A REIT	20
1	AvalonBay Communities, Inc. REIT	65
1	Boston Properties, Inc. REIT	69
1	CBRE Group, Inc. ●	35
1	Equity Residential Properties Trust REIT	80
2	HCP, Inc. REIT	102
1	Health Care, Inc. REIT	80
3	Host Hotels & Resorts, Inc. REIT	57
2	Kimco Realty Corp. REIT	41
1	Plum Creek Timber Co., Inc. REIT	38
2	ProLogis L.P. REIT	84
1	Public Storage REIT	99
1	Simon Property Group, Inc. REIT	224
1	Ventas, Inc. REIT	97
1	Vornado Realty Trust REIT	64
2	Weyerhaeuser Co. REIT	77
		1,369
	Retailing - 0.8%
—	Abercrombie & Fitch Co. Class A	17
2	Amazon.com, Inc. ●	437
—	AutoNation, Inc. ●	8
—	AutoZone, Inc. ●	65
1	Bed Bath & Beyond, Inc. ●	66
1	Best Buy Co., Inc.	26
1	CarMax, Inc. ●	43
1	Dollar General Corp. ●	69
1	Dollar Tree, Inc. ●	50
—	Expedia, Inc.	25
—	Family Dollar Stores, Inc.	26
1	GameStop Corp. Class A	15
1	Gap, Inc.	47
1	Genuine Parts Co.	54
7	Home Depot, Inc.	471
1	J.C. Penney Co., Inc.	10
1	Kohl's Corp.	44
1	L Brands Inc.	48
5	Lowe's Co., Inc.	190
2	Macy's, Inc.	75
—	Netflix, Inc. ●	48
1	Nordstrom, Inc.	37
1	O'Reilly Automotive, Inc. ●	51
—	PetSmart, Inc.	30
—	Priceline.com, Inc. ●	155
1	Ross Stores, Inc.	61
3	Staples, Inc.	41
3	Target Corp.	201
1	Tiffany & Co.	37
3	TJX Cos., Inc.	154
—	TripAdvisor, Inc. ●	26
—	Urban Outfitters, Inc. ●	19
		2,646
	Semiconductors and Semiconductor Equipment - 0.4%
3	Advanced Micro Devices, Inc. ●	7
1	Altera Corp.	51
1	Analog Devices, Inc.	64
5	Applied Materials, Inc.	73
2	Broadcom Corp. Class A	82
—	First Solar, Inc. ●	7
22	Intel Corp.	488
1	KLA-Tencor Corp.	40
1	Lam Research Corp. ●	30
1	Linear Technology Corp.	40
2	LSI Corp. ●	17
1	Microchip Technology, Inc.	32
5	Micron Technology, Inc. ●	46
3	NVIDIA Corp.	36
1	Teradyne, Inc. ●	14
5	Texas Instruments, Inc.	177
1	Xilinx, Inc.	45
		1,249
	Software and Services - 1.7%
3	Accenture plc	221
2	Adobe Systems, Inc. ●	98
1	Akamai Technologies, Inc. ●	28
1	Autodesk, Inc. ●	42
2	Automatic Data Processing, Inc.	142
1	BMC Software, Inc. ●	27
2	CA, Inc.	38
1	Citrix Systems, Inc. ●	61
1	Cognizant Technology Solutions Corp. ●	104
1	Computer Sciences Corp.	34
5	eBay, Inc. ●	285
1	Electronic Arts, Inc. ●	24
1	Fidelity National Information Services, Inc.	52
1	Fiserv, Inc. ●	53
1	Google, Inc. ●	956
5	IBM Corp.	1,008
1	Intuit, Inc.	82
—	Mastercard, Inc.	258
34	Microsoft Corp.	973
17	Oracle Corp.	539
1	Paychex, Inc.	51
1	Red Hat, Inc. ●	44
1	SAIC, Inc.	17
1	Salesforce.com, Inc. ●	109
3	Symantec Corp. ●	77
1	Teradata Corp. ●	44

4

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 17.8% - (continued)
	Software and Services - 1.7% - (continued)
1	Total System Services, Inc.	$18
1	VeriSign, Inc. ●	32
2	Visa, Inc.	395
3	Western Union Co.	39
4	Yahoo!, Inc. ●	103
		5,954
	Technology Hardware and Equipment - 1.2%
1	Amphenol Corp. Class A	54
4	Apple, Inc.	1,875
24	Cisco Systems, Inc.	503
7	Corning, Inc.	88
7	Dell, Inc.	94
9	EMC Corp. ●	227
—	F5 Networks, Inc. ●	32
1	FLIR Systems, Inc.	17
1	Harris Corp.	24
9	Hewlett-Packard Co.	210
1	Jabil Circuit, Inc.	15
1	JDS Uniphase Corp. ●	14
2	Juniper Networks, Inc. ●	43
1	Molex, Inc.	18
1	Motorola Solutions, Inc.	80
2	NetApp, Inc. ●	56
8	Qualcomm, Inc.	519
1	SanDisk Corp. ●	60
1	Seagate Technology plc	53
2	TE Connectivity Ltd.	79
1	Western Digital Corp.	49
6	Xerox Corp.	47
		4,157
	Telecommunication Services - 0.5%
25	AT&T, Inc.	909
3	CenturyLink, Inc.	99
1	Crown Castle International Corp. ●	92
5	Frontier Communications Co.	18
1	MetroPCS Communications, Inc. ●	16
14	Sprint Nextel Corp. ●	84
13	Verizon Communications, Inc.	634
3	Windstream Corp.	21
		1,873
	Transportation - 0.3%
1	C.H. Robinson Worldwide, Inc.	43
5	CSX Corp.	113
1	Expeditors International of Washington, Inc.	33
1	FedEx Corp.	130
1	Norfolk Southern Corp.	109
—	Ryder System, Inc.	14
3	Southwest Airlines Co.	44
2	Union Pacific Corp.	302
3	United Parcel Service, Inc. Class B	277
		1,065
	Utilities - 0.6%
3	AES (The) Corp.	35
1	AGL Resources, Inc.	22
1	Ameren Corp.	38
2	American Electric Power Co., Inc.	107
2	CenterPoint Energy, Inc.	46
1	CMS Energy Corp.	33
1	Consolidated Edison, Inc.	81
3	Dominion Resources, Inc.	151
1	DTE Energy Co.	53
3	Duke Energy Corp.	231
1	Edison International	74
1	Entergy Corp.	51
4	Exelon Corp.	133
2	FirstEnergy Corp.	80
—	Integrys Energy Group, Inc.	21
2	NextEra Energy, Inc.	148
1	NiSource, Inc.	41
1	Northeast Utilities	62
1	NRG Energy, Inc.	39
1	Oneok, Inc.	44
1	Pepco Holdings, Inc.	22
2	PG&E Corp.	88
—	Pinnacle West Capital Corp.	29
3	PPL Corp.	82
2	Public Service Enterprise Group, Inc.	78
1	SCANA Corp.	31
1	Sempra Energy	82
4	Southern Co.	184
1	TECO Energy, Inc.	16
1	Wisconsin Energy Corp.	44
2	Xcel Energy, Inc.	65
		2,211
	Total common stocks
	(cost $54,602)	$63,061

EXCHANGE TRADED FUNDS - 0.5%
	Other Investment Pools and Funds - 0.5%
23	Vanguard S&P 500 ETF	$1,636

	Total exchange traded funds
	(cost $1,628)	$1,636

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
	Finance and Insurance - 0.6%
	Ally Automotive Receivables Trust
$20	0.93%, 02/16/2016	$20
	Banc of America Commercial Mortgage, Inc.
25	5.41%, 09/10/2047	28
25	5.45%, 01/15/2049	28
20	5.49%, 02/10/2051 Δ	23
30	5.59%, 06/10/2049 Δ	34
15	5.73%, 05/10/2045 Δ	17
10	5.74%, 02/10/2051 Δ	12
25	5.89%, 07/10/2044 Δ	28
	Bear Stearns Commercial Mortgage Securities, Inc.
25	5.33%, 02/11/2044	28
25	5.70%, 06/13/2050	29
	Chase Issuance Trust
100	1.30%, 02/18/2020	101
	Citibank Credit Card Issuance Trust
110	4.85%, 03/10/2017	119

5

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6% - (continued)
	Finance and Insurance - 0.6% - (continued)
	Citigroup Commercial Mortgage Trust
$35	5.70%, 12/10/2049 Δ	$41
	Citigroup/Deutsche Bank Commercial Mortgage Trust
35	5.22%, 07/15/2044 Δ	38
25	5.32%, 12/11/2049	28
25	5.62%, 10/15/2048	28
35	5.89%, 11/15/2044	41
	Commercial Mortgage Pass-Through Certificates
20	5.31%, 12/10/2046	23
25	5.75%, 06/10/2046 Δ	28
15	5.80%, 12/10/2049 Δ	18
	Community or Commercial Mortgage Trust
15	2.94%, 12/10/2022	15
	Credit Suisse Mortgage Capital Certificates
25	5.31%, 12/15/2039	28
30	5.47%, 09/15/2039	33
	CW Capital Cobalt Ltd.
40	5.22%, 08/15/2048	45
25	5.48%, 04/15/2047	29
25	5.79%, 05/15/2046 Δ	29
	Ford Credit Automotive Owner Trust
100	0.78%, 05/15/2018	100
	GE Capital Commercial Mortgage Corp.
30	5.54%, 12/10/2049	34
	Goldman Sachs Mortgage Securities Corp.
45	5.79%, 08/10/2045 Δ	52
	Goldman Sachs Mortgage Securities Corp. II
35	4.75%, 07/10/2039	37
15	5.40%, 08/10/2038	16
25	5.56%, 11/10/2039	28
	Goldman Sachs Mortgage Securities Trust
10	2.94%, 02/10/2046	10
20	3.48%, 01/10/2045	21
	Greenwich Capital Commercial Funding Corp.
40	5.22%, 04/10/2037 Δ	44
35	5.44%, 03/10/2039 Δ	40
25	5.74%, 08/10/2017	29
50	5.86%, 07/10/2038 Δ	56
	Honda Automotive Receivables Owner Trust
75	0.77%, 01/15/2016	75
	JP Morgan Chase Commercial Mortgage Securities Corp.
10	4.17%, 08/15/2046	11
25	5.20%, 12/15/2044 Δ	27
25	5.34%, 05/15/2047	28
20	5.42%, 01/15/2049	23
40	5.43%, 12/12/2043	45
35	5.44%, 06/12/2047 Δ	40
20	5.48%, 12/12/2044 Δ	22
20	5.73%, 02/12/2049 Δ	23
38	5.79%, 02/12/2051 Δ	44
25	5.82%, 06/15/2049 Δ	29
	LB-UBS Commercial Mortgage Trust
25	5.37%, 09/15/2039 Δ	28
20	5.43%, 02/15/2040	23
25	5.86%, 07/15/2040 Δ	29
20	5.87%, 09/15/2045	23
10	5.87%, 06/15/2038 Δ	11
	Merrill Lynch/Countrywide Commercial Mortgage Trust
25	5.17%, 12/12/2049 Δ	28
25	5.38%, 08/12/2048	28
	Morgan Stanley Capital I
25	5.69%, 04/15/2049 Δ	29
25	5.89%, 06/11/2049 Δ	29
	Morgan Stanley Capital Investments
25	5.81%, 12/12/2049	29
	Wachovia Bank Commercial Mortgage Trust
25	5.30%, 12/15/2044 Δ	28
25	5.31%, 11/15/2048	28
25	5.34%, 12/15/2043	28
24	5.42%, 01/15/2045 Δ	26
25	5.51%, 04/15/2047	28
40	5.57%, 10/15/2048	45
25	5.74%, 06/15/2049 Δ	29
		2,194

	Total asset & commercial mortgage backed securities
	(cost $2,140)	$2,194

CORPORATE BONDS - 8.6%
	Administrative Waste Management and Remediation -0.0%
	Republic Services, Inc.
$95	5.00%, 03/01/2020	$110

	Arts, Entertainment and Recreation - 0.4%
	CBS Corp.
25	7.88%, 07/30/2030	33
	Comcast Corp.
25	4.65%, 07/15/2042	25
165	5.15%, 03/01/2020	196
55	7.05%, 03/15/2033	73
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	32
145	5.00%, 03/01/2021	161
	Discovery Communications, Inc.
15	4.88%, 04/01/2043	15
85	5.05%, 06/01/2020	98
	NBC Universal Media LLC
125	4.38%, 04/01/2021	141
	News America, Inc.
30	4.50%, 02/15/2021	34
86	6.40%, 12/15/2035	104
	Time Warner Cable, Inc.
195	4.00%, 09/01/2021	208
	Time Warner, Inc.
130	4.88%, 03/15/2020	149
60	6.50%, 11/15/2036	72
65	6.75%, 07/01/2018	80

6

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.6% - (continued)
	Arts, Entertainment and Recreation - 0.4% - (continued)
	Viacom, Inc.
$28	4.38%, 03/15/2043 ■	$26
	Walt Disney Co.
35	4.13%, 12/01/2041	36
50	5.63%, 09/15/2016	58
		1,541
	Beverage and Tobacco Product Manufacturing - 0.3%
	Altria Group, Inc.
140	4.75%, 05/05/2021	158
9	9.70%, 11/10/2018	13
	Anheuser-Busch InBev Worldwide, Inc.
45	3.75%, 07/15/2042	42
190	5.38%, 01/15/2020	229
	Coca-Cola Co.
90	1.65%, 03/14/2018	92
30	3.15%, 11/15/2020	33
	Diageo Capital plc
75	5.50%, 09/30/2016	86
	Dr. Pepper Snapple Group
40	2.90%, 01/15/2016	42
	PepsiCo, Inc.
140	3.13%, 11/01/2020	150
30	5.50%, 01/15/2040	36
	Philip Morris International, Inc.
130	4.50%, 03/26/2020 - 03/20/2042	148
		1,029
	Chemical Manufacturing - 0.2%
	Dow Chemical Co.
110	4.13%, 11/15/2021	118
90	8.55%, 05/15/2019	121
	E.I. DuPont de Nemours & Co.
110	3.63%, 01/15/2021	121
20	5.60%, 12/15/2036	24
	Ecolab, Inc.
45	4.35%, 12/08/2021	50
	Potash Corp. of Saskatchewan, Inc.
35	6.50%, 05/15/2019	44
	PPG Industries, Inc.
20	3.60%, 11/15/2020	21
	Praxair, Inc.
55	2.45%, 02/15/2022	55
25	5.38%, 11/01/2016	29
		583
	Computer and Electronic Product Manufacturing - 0.2%
	Cingular Wireless LLC
25	7.13%, 12/15/2031	34
	Cisco Systems, Inc.
170	4.45%, 01/15/2020	196
40	5.50%, 02/22/2016	45
	Hewlett-Packard Co.
45	4.30%, 06/01/2021	46
50	5.50%, 03/01/2018	56
	Intel Corp.
90	2.70%, 12/15/2022	89
50	3.30%, 10/01/2021	53
	Lockheed Martin Corp.
80	4.25%, 11/15/2019	90
15	4.85%, 09/15/2041	16
	Raytheon Co.
55	3.13%, 10/15/2020	58
	Texas Instruments, Inc.
25	2.38%, 05/16/2016	26
	Thermo Fisher Scientific, Inc.
65	2.25%, 08/15/2016	67
		776
	Construction - 0.0%
	CRH America, Inc.
125	6.00%, 09/30/2016	142

	Couriers and Messengers - 0.1%
	United Parcel Service, Inc.
110	3.13%, 01/15/2021	117
45	3.88%, 04/01/2014	47
		164
	Educational Services - 0.0%
	Princeton University
75	4.95%, 03/01/2019	89

	Electrical Equipment and Appliance Manufacturing - 0.1%
	Emerson Electric Co.
30	4.88%, 10/15/2019	35
	General Electric Co.
67	4.13%, 10/09/2042	67
40	5.25%, 12/06/2017	47
	Koninklijke Philips Electronics N.V.
38	6.88%, 03/11/2038	51
		200
	Finance and Insurance - 3.5%
	Ace INA Holdings, Inc.
30	2.70%, 03/13/2023	30
	Aetna, Inc.
105	3.95%, 09/01/2020	115
	Allstate (The) Corp.
35	5.00%, 08/15/2014	37
39	5.95%, 04/01/2036	49
	American Express Co.
103	2.65%, 12/02/2022	101
	American Express Credit Corp.
75	2.75%, 09/15/2015	78
	American International Group, Inc.
210	6.40%, 12/15/2020	260
	Aon Corp.
20	5.00%, 09/30/2020	23
	Asian Development Bank
265	2.50%, 03/15/2016	281
	Bank of America Corp.
220	5.00%, 05/13/2021	247
380	5.65%, 05/01/2018	439
	Bank of New York Mellon Corp.
25	2.30%, 07/28/2016	26
50	3.55%, 09/23/2021	54
	Bank of Nova Scotia
35	4.38%, 01/13/2021	40

7

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.6% - (continued)
	Finance and Insurance - 3.5% - (continued)
	Barclays Bank plc
$100	5.00%, 09/22/2016	$112
	BB&T Corp.
80	3.20%, 03/15/2016	85
	Berkshire Hathaway Finance Corp.
15	4.50%, 02/11/2043	15
135	5.40%, 05/15/2018	161
	BlackRock, Inc.
60	5.00%, 12/10/2019	71
	Boston Properties L.P.
40	5.88%, 10/15/2019	48
	BP Capital Markets plc
70	2.25%, 11/01/2016	73
65	3.25%, 05/06/2022	67
	Capital One Financial Corp.
60	4.75%, 07/15/2021	68
110	6.15%, 09/01/2016	126
	Chubb Corp.
45	5.75%, 05/15/2018	55
	Cigna Corp.
10	5.38%, 02/15/2042	11
	Citigroup, Inc.
75	5.00%, 09/15/2014	79
325	5.38%, 08/09/2020	381
65	6.63%, 06/15/2032	77
	Credit Suisse New York
110	5.30%, 08/13/2019	130
	Deutsche Bank AG
110	3.25%, 01/11/2016	117
	European Bank for Reconstruction & Development
135	2.50%, 03/15/2016	143
	European Investment Bank
405	1.25%, 10/14/2016	412
160	2.88%, 09/15/2020	172
200	3.13%, 06/04/2014	207
	Fifth Third Bancorp
35	3.63%, 01/25/2016	37
	Ford Motor Credit Co. LLC
170	6.63%, 08/15/2017	198
	General Electric Capital Corp.
245	4.38%, 09/16/2020	274
370	5.30%, 02/11/2021	424
	Goldman Sachs Group, Inc.
395	5.38%, 03/15/2020	450
74	6.25%, 02/01/2041	88
	HCP, Inc.
100	6.70%, 01/30/2018	121
	Health Care, Inc. REIT
40	3.75%, 03/15/2023	40
55	5.25%, 01/15/2022	62
	HSBC Finance Corp.
40	5.00%, 06/30/2015	43
	HSBC Holdings plc
275	5.10%, 04/05/2021	318
	Inter-American Development Bank
145	2.25%, 07/15/2015	151
100	3.88%, 02/14/2020	116
	International Bank for Reconstruction & Development
150	1.13%, 08/25/2014	152
100	2.38%, 05/26/2015	104
77	7.63%, 01/19/2023	115
	John Deere Capital Corp.
105	1.85%, 09/15/2016	108
35	2.80%, 09/18/2017	38
	JP Morgan Chase & Co.
345	4.95%, 03/25/2020	395
75	5.13%, 09/15/2014	80
80	6.00%, 01/15/2018	95
180	6.30%, 04/23/2019	220
	KeyCorp
70	3.75%, 08/13/2015	75
	Kreditanstalt fuer Wiederaufbau
350	1.25%, 10/26/2015 - 02/15/2017	356
115	2.63%, 01/25/2022	121
181	4.00%, 01/27/2020	210
	Landwirtschaftliche Rentenbank
60	2.50%, 02/15/2016	63
100	3.13%, 07/15/2015	106
	Lincoln National Corp.
60	4.85%, 06/24/2021	68
	Marsh & McLennan Cos., Inc.
35	4.80%, 07/15/2021	40
	MetLife, Inc.
50	5.70%, 06/15/2035	58
50	7.72%, 02/15/2019	65
	Morgan Stanley
50	4.75%, 04/01/2014	52
200	5.45%, 01/09/2017	224
220	5.50%, 07/28/2021	252
	National Rural Utilities Cooperative Finance Corp.
30	5.45%, 04/10/2017	35
	Nomura Holdings, Inc.
130	4.13%, 01/19/2016	138
	Nordic Investment Bank
100	2.50%, 07/15/2015	105
	Oesterreichische Kontrollbank AG
95	4.88%, 02/16/2016	106
	PNC Funding Corp.
70	2.70%, 09/19/2016	74
100	5.13%, 02/08/2020	117
	Principal Financial Group, Inc.
30	3.30%, 09/15/2022	31
	Prudential Financial, Inc.
155	5.38%, 06/21/2020	183
	Rabobank Nederland
155	4.50%, 01/11/2021	174
	Royal (The) Bank of Scotland plc
35	6.13%, 01/11/2021	42
	Royal Bank of Canada
185	2.30%, 07/20/2016	193
	Simon Property Group L.P.
160	5.65%, 02/01/2020	193

8

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.6% - (continued)
	Finance and Insurance - 3.5% - (continued)
	SLM Corp.
$130	6.25%, 01/25/2016	$142
	Toyota Motor Credit Corp.
40	3.20%, 06/17/2015	42
95	3.40%, 09/15/2021	102
	Travelers Cos., Inc.
100	3.90%, 11/01/2020	112
	U.S. Bancorp
110	2.45%, 07/27/2015	115
50	4.13%, 05/24/2021	56
	UBS AG Stamford CT
100	5.88%, 07/15/2016	112
	UnitedHealth Group, Inc.
65	6.88%, 02/15/2038	87
	Wellpoint, Inc.
15	4.65%, 01/15/2043	15
25	5.25%, 01/15/2016	28
40	5.80%, 08/15/2040	47
	Wells Fargo & Co.
190	2.10%, 05/08/2017	196
235	4.60%, 04/01/2021	268
	Westpac Banking Corp.
110	3.00%, 12/09/2015	116
		12,538
	Food Manufacturing - 0.2%
	Archer-Daniels Midland Co.
33	4.02%, 04/16/2043	32
	ConAgra Foods, Inc.
40	7.00%, 04/15/2019	50
	General Mills, Inc.
20	5.65%, 02/15/2019	24
	Kellogg Co.
70	4.00%, 12/15/2020	78
	Kraft Foods Group, Inc.
185	5.38%, 02/10/2020	220
47	6.88%, 02/01/2038	63
	Unilever Capital Corp.
30	5.90%, 11/15/2032	40
		507
	Food Services - 0.0%
	McDonald's Corp.
14	3.70%, 02/15/2042	14
80	5.35%, 03/01/2018	95
	Yum! Brands, Inc.
7	6.88%, 11/15/2037	9
		118
	Health Care and Social Assistance - 0.6%
	AbbVie, Inc.
145	2.90%, 11/06/2022 ■	145
	Amgen, Inc.
85	3.88%, 11/15/2021	93
67	5.75%, 03/15/2040	77
	AstraZeneca plc
130	5.90%, 09/15/2017	156
	Baxter International, Inc.
25	2.40%, 08/15/2022	24
30	4.50%, 08/15/2019	35
	Boston Scientific Corp.
70	6.00%, 01/15/2020	82
	Bristol-Myers Squibb Co.
20	5.45%, 05/01/2018	24
	Celgene Corp.
30	3.25%, 08/15/2022	30
	Covidien International Finance S.A.
25	6.00%, 10/15/2017	30
	CVS Caremark Corp.
50	6.13%, 09/15/2039	62
	Eli Lilly & Co.
20	5.20%, 03/15/2017	23
	Express Scripts Holding Co.
115	4.75%, 11/15/2021	131
	Gilead Sciences, Inc.
20	4.40%, 12/01/2021	22
	GlaxoSmithKline Capital, Inc.
110	5.65%, 05/15/2018	133
27	6.38%, 05/15/2038	36
	Johnson & Johnson
75	2.15%, 05/15/2016	79
25	5.95%, 08/15/2037	33
	McKesson Corp.
50	4.75%, 03/01/2021	58
	Medtronic, Inc.
15	4.00%, 04/01/2043	14
80	4.45%, 03/15/2020	92
	Merck & Co., Inc.
25	3.60%, 09/15/2042	24
85	3.88%, 01/15/2021	95
	Novartis Securities Investment Ltd.
75	5.13%, 02/10/2019	90
	Pfizer, Inc.
225	6.20%, 03/15/2019	282
	Quest Diagnostics, Inc.
40	4.70%, 04/01/2021	44
	Sanofi-Aventis S.A.
20	4.00%, 03/29/2021	22
	Teva Pharmaceutical Finance IV B.V.
60	3.65%, 11/10/2021	64
	Walgreen Co.
30	3.10%, 09/15/2022	30
		2,030
	Information - 0.6%
	America Movil S.A.B. de C.V.
110	5.63%, 11/15/2017	128
25	6.13%, 11/15/2037	29
	AT&T, Inc.
135	2.63%, 12/01/2022	130
59	4.35%, 06/15/2045 ■	55
73	5.35%, 09/01/2040	78
200	5.80%, 02/15/2019	241
	British Telecommunications plc
18	9.62%, 12/15/2030 Δ	28
	Cellco Partnership - Verizon Wireless Capital LLC
90	8.50%, 11/15/2018	120

9

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.6% - (continued)
	Information - 0.6% - (continued)
	Deutsche Telekom International Finance B.V.
$47	8.75%, 06/15/2030	$67
	eBay, Inc.
25	2.60%, 07/15/2022	25
	France Telecom S.A.
80	5.38%, 07/08/2019	93
	Google, Inc.
65	2.13%, 05/19/2016	68
	Microsoft Corp.
150	1.63%, 09/25/2015	154
40	5.20%, 06/01/2039	48
	Oracle Corp.
60	5.38%, 07/15/2040	70
60	5.75%, 04/15/2018	73
	Rogers Communications, Inc.
50	6.80%, 08/15/2018	63
	Telecom Italia Capital
105	7.00%, 06/04/2018	118
	Telefonica Emisiones SAU
60	5.46%, 02/16/2021	65
	Verizon Communications, Inc.
95	6.00%, 04/01/2041	110
170	6.35%, 04/01/2019	209
	Vodafone Group plc
135	5.45%, 06/10/2019	160
20	6.15%, 02/27/2037	24
		2,156
	Machinery Manufacturing - 0.1%
	Baker Hughes, Inc.
31	5.13%, 09/15/2040	36
	Caterpillar, Inc.
25	3.80%, 08/15/2042	24
85	3.90%, 05/27/2021	94
	Deere & Co.
30	3.90%, 06/09/2042	30
	Joy Global, Inc.
10	5.13%, 10/15/2021	11
	Xerox Corp.
20	6.35%, 05/15/2018	23
		218
	Mining - 0.2%
	Barrick Gold Corp.
25	5.25%, 04/01/2042	25
110	6.95%, 04/01/2019	136
	BHP Billiton Finance USA Ltd.
15	4.13%, 02/24/2042	15
30	6.50%, 04/01/2019	38
	Freeport-McMoRan Copper & Gold, Inc.
60	3.88%, 03/15/2023 ■	60
	Newmont Mining Corp.
38	6.25%, 10/01/2039	43
	Rio Tinto Finance USA Ltd.
145	3.75%, 09/20/2021	153
40	6.50%, 07/15/2018	49
	Southern Copper Corp.
55	6.75%, 04/16/2040	62
	Teck Resources Ltd.
40	4.50%, 01/15/2021	43
30	5.40%, 02/01/2043	28
	Vale Overseas Ltd.
90	6.25%, 01/23/2017	103
65	6.88%, 11/10/2039	74
		829
	Miscellaneous Manufacturing - 0.2%
	3M Co.
75	1.38%, 09/29/2016	77
	Boeing Co.
130	4.88%, 02/15/2020	154
	Honeywell International, Inc.
70	4.25%, 03/01/2021	80
	Northrop Grumman Corp.
20	5.05%, 08/01/2019	23
	United Technologies Corp.
125	4.50%, 04/15/2020 - 06/01/2042	140
65	6.13%, 02/01/2019	81
		555
	Motor Vehicle and Parts Manufacturing - 0.0%
	DaimlerChrysler NA Holdings Corp.
18	8.50%, 01/18/2031	28
	Ford Motor Co.
50	7.45%, 07/16/2031	63
	Johnson Controls, Inc.
40	5.00%, 03/30/2020	46
		137
	Other Services - 0.0%
	Illinois Tool Works, Inc.
15	3.90%, 09/01/2042	15

	Paper Manufacturing - 0.0%
	International Paper Co.
60	7.50%, 08/15/2021	79
	Kimberly-Clark Corp.
12	5.30%, 03/01/2041	15
40	6.13%, 08/01/2017	48
		142
	Petroleum and Coal Products Manufacturing - 0.7%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	46
	Apache Corp.
65	5.10%, 09/01/2040	70
	Atmos Energy Corp.
8	5.50%, 06/15/2041	10
	Canadian Natural Resources Ltd.
60	5.70%, 05/15/2017	70
15	6.50%, 02/15/2037	19
	Cenovus Energy, Inc.
15	4.45%, 09/15/2042	15
25	5.70%, 10/15/2019	30
	Chevron Corp.
35	2.36%, 12/05/2022	35
	ConocoPhillips
88	6.50%, 02/01/2039	118
	Devon Financing Corp.
35	7.88%, 09/30/2031	47

10

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.6% - (continued)
	Petroleum and Coal Products Manufacturing - 0.7% - (continued)
	EnCana Corp.
$25	6.50%, 02/01/2038	$29
	Ensco plc
50	4.70%, 03/15/2021	56
	Hess Corp.
23	5.60%, 02/15/2041	25
	Kerr-McGee Corp.
70	6.95%, 07/01/2024	88
	Marathon Oil Corp.
15	6.60%, 10/01/2037	19
	Marathon Petroleum Corp.
15	5.13%, 03/01/2021	17
	National Oilwell Varco, Inc.
15	3.95%, 12/01/2042	14
	Nexen, Inc.
25	7.50%, 07/30/2039	36
	Noble Corp.
45	3.95%, 03/15/2022	46
	Noble Energy, Inc.
20	6.00%, 03/01/2041	24
	Occidental Petroleum Corp.
40	4.10%, 02/01/2021	45
	Pemex Project Funding Master Trust
95	5.75%, 03/01/2018	109
	Petrobras International Finance Co.
220	5.38%, 01/27/2021	237
	Petroleos Mexicanos
95	6.50%, 06/02/2041	112
	Phillips 66
45	4.30%, 04/01/2022	49
	Sempra Energy
25	6.00%, 10/15/2039	31
35	6.50%, 06/01/2016	41
	Shell International Finance B.V.
170	4.30%, 09/22/2019	197
	Southern Natural Gas Co. LLC
60	5.90%, 04/01/2017 ■	70
	Statoilhydro ASA
100	5.25%, 04/15/2019	121
	Suncor Energy, Inc.
55	6.50%, 06/15/2038	70
	Talisman Energy, Inc.
25	7.75%, 06/01/2019	32
	Total Capital International S.A.
45	1.50%, 02/17/2017	46
	Total Capital S.A.
55	4.25%, 12/15/2021	63
	Transocean, Inc.
115	6.50%, 11/15/2020	133
	TXU Electric Delivery Co.
95	7.00%, 09/01/2022	123
	Valero Energy Corp.
60	6.13%, 02/01/2020	73
	Weatherford International Ltd.
60	5.13%, 09/15/2020	65
	Williams Partners L.P.
45	5.25%, 03/15/2020	51
		2,482
	Pipeline Transportation - 0.2%
	EL Paso Pipeling Partners Operating Co. LLC
15	4.70%, 11/01/2042	14
	Enterprise Products Operating LLC
30	4.45%, 02/15/2043	29
20	4.85%, 03/15/2044	20
90	5.20%, 09/01/2020	106
	Kinder Morgan Energy Partners L.P.
92	6.38%, 03/01/2041	111
	Oneok Partners L.P.
25	6.65%, 10/01/2036	30
	Plains All American Pipeline L.P.
30	6.65%, 01/15/2037	38
	TransCanada Pipelines Ltd.
105	3.80%, 10/01/2020	115
50	7.13%, 01/15/2019	64
		527
	Primary Metal Manufacturing - 0.0%
	Alcoa, Inc.
30	6.15%, 08/15/2020	33

	Professional, Scientific and Technical Services - 0.0%
	IBM Corp.
80	5.60%, 11/30/2039	99
	Omnicom Group, Inc.
30	3.63%, 05/01/2022	31
		130
	Public Administration - 0.0%
	Waste Management, Inc.
55	4.75%, 06/30/2020	62

	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
27	4.38%, 09/01/2042	27
120	4.70%, 10/01/2019	139
	Canadian National Railway Co.
40	2.85%, 12/15/2021	42
	Canadian Pacific Railway Co.
8	7.13%, 10/15/2031	10
	CSX Corp.
25	3.70%, 10/30/2020	27
55	4.25%, 06/01/2021	62
	Norfolk Southern Corp.
55	4.84%, 10/01/2041	60
	Union Pacific Corp.
34	6.63%, 02/01/2029	45
		412
	Real Estate, Rental and Leasing - 0.0%
	COX Communications, Inc.
19	5.45%, 12/15/2014	20
	ERP Operating L.P.
70	5.75%, 06/15/2017	82
		102

11

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.6% - (continued)
	Retail Trade - 0.3%
	Energy Transfer Partners
$25	6.50%, 02/01/2042	$29
64	9.00%, 04/15/2019	84
	Federated Retail Holdings, Inc.
28	5.90%, 12/01/2016	33
	Home Depot, Inc.
125	4.40%, 04/01/2021	144
	Kroger (The) Co.
40	3.90%, 10/01/2015	43
70	6.80%, 12/15/2018	86
	Lowe's Cos., Inc.
50	6.65%, 09/15/2037	65
	Target Corp.
180	3.88%, 07/15/2020	202
	Turlock Corp.
75	2.75%, 11/02/2022 ■	75
	Wal-Mart Stores, Inc.
115	3.25%, 10/25/2020	124
30	4.25%, 04/15/2021	35
88	5.63%, 04/15/2041	110
		1,030
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Procter & Gamble Co.
115	4.70%, 02/15/2019	135
20	5.55%, 03/05/2037	26
		161
	Transportation Equipment Manufacturing - 0.0%
	General Dynamics Corp.
15	3.88%, 07/15/2021	17

	Utilities - 0.5%
	CenterPoint Energy Houston Electric LLC
15	3.55%, 08/01/2042	14
	CMS Energy Corp.
60	5.05%, 03/15/2022	69
	Consolidated Edison Co. of NY
20	3.95%, 03/01/2043	20
25	5.50%, 12/01/2039	30
40	6.65%, 04/01/2019	51
	Dominion Resources, Inc.
175	4.45%, 03/15/2021	200
	Duke Energy Corp.
85	5.30%, 02/15/2040	101
	Entergy Corp.
40	3.63%, 09/15/2015	42
	Exelon Generation Co. LLC
100	4.00%, 10/01/2020	105
35	6.25%, 10/01/2039	41
	FirstEnergy Corp.
90	4.25%, 03/15/2023	91
	Florida Power & Light Co.
60	5.69%, 03/01/2040	76
	Georgia Power Co.
60	2.85%, 05/15/2022	61
35	4.75%, 09/01/2040	38
	Hydro-Quebec
50	1.38%, 06/19/2017	51
30	8.40%, 01/15/2022	43
	Kentucky Utilities Co.
40	5.13%, 11/01/2040	48
	MidAmerican Energy Holdings Co.
95	6.13%, 04/01/2036	118
	Nevada Power Co.
25	6.75%, 07/01/2037	34
	Northern States Power Co.
25	3.40%, 08/15/2042	23
	Ohio Power Co.
65	5.38%, 10/01/2021	78
	Pacific Gas & Electric Co.
80	6.05%, 03/01/2034	100
	Progress Energy, Inc.
100	4.40%, 01/15/2021	112
	PSEG Power LLC
25	5.13%, 04/15/2020	28
	Public Service Electric & Gas Co.
30	3.95%, 05/01/2042	30
	San Diego Gas & Electric Co.
12	4.50%, 08/15/2040	13
	South Carolina Electric & Gas Co.
10	6.05%, 01/15/2038	13
	Southern California Edison Co.
45	4.50%, 09/01/2040	49
	Xcel Energy, Inc.
65	4.70%, 05/15/2020	76
		1,755
	Wholesale Trade - 0.0%
	Georgia-Pacific LLC
20	7.75%, 11/15/2029	27

	Total corporate bonds
	(cost $29,871)	$30,617

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
	Brazil - 0.1%
	Brazil (Republic of)
$125	5.88%, 01/15/2019	$150
127	7.13%, 01/20/2037	176
		$326
	Canada - 0.3%
	British Columbia (Province of)
60	2.10%, 05/18/2016	63
55	2.65%, 09/22/2021	57
	Canada (Government of)
35	0.88%, 02/14/2017	36
40	2.38%, 09/10/2014	41
	Manitoba (Province of)
60	2.10%, 09/06/2022	59
75	2.63%, 07/15/2015	79
	Nova Scotia (Province of)
35	5.13%, 01/26/2017	41
	Ontario (Province of)
205	4.40%, 04/14/2020	239

12

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 0.6% - (continued)
	Canada - 0.3% - (continued)
	Quebec (Province of)
$140	3.50%, 07/29/2020	$155
60	5.13%, 11/14/2016	69
		839
	Colombia - 0.1%
	Colombia (Republic of)
131	8.13%, 05/21/2024	188

	Italy - 0.0%
	Italy (Republic of)
45	5.38%, 06/15/2033	45

	Mexico - 0.1%
	United Mexican States
140	5.13%, 01/15/2020	164
142	6.05%, 01/11/2040	176
		340
	Panama - 0.0%
	Panama (Republic of)
50	6.70%, 01/26/2036	67

	Peru - 0.0%
	Peru (Republic of)
45	5.63%, 11/18/2050	54
30	7.13%, 03/30/2019	38
		92
	Poland - 0.0%
	Poland (Republic of)
70	5.00%, 03/23/2022	80

	South Africa - 0.0%
	South Africa (Republic of)
100	6.88%, 05/27/2019	122

	Total foreign government obligations
	(cost $2,057)	$2,099

MUNICIPAL BONDS - 0.2%
	Airport Revenues - 0.0%
	Clark County, NV, Airport Rev,
$5	6.82%, 07/01/2045	$7
	New York & New Jersey PA,
15	4.93%, 10/01/2051	17
		24
	General Obligations - 0.1%
	California State GO,
70	7.60%, 11/01/2040	102
	California State GO, Taxable,
55	7.55%, 04/01/2039	79
	Connecticut State GO,
15	5.85%, 03/15/2032	19
	Illionis State, GO,
130	5.10%, 06/01/2033	128
	Massachusetts State GO,
15	5.46%, 12/01/2039	18
	Mississippi State GO,
25	5.25%, 11/01/2034	30
	New York, NY, GO,
15	5.85%, 06/01/2040	19
	Texas State GO,
10	5.52%, 04/01/2039	13
		408
	Higher Education (Univ., Dorms, etc.) - 0.0%
	New York, NY, Dormitory Auth Rev,
20	5.60%, 03/15/2040	25
	University of California, Build America Bonds Rev,
25	5.77%, 05/15/2043	30
	University of Texas,
25	4.79%, 08/15/2046	29
		84
	Miscellaneous - 0.0%
	New Jersey State Econ DA Lease Rev,
15	7.43%, 02/15/2029	20

	Transportation - 0.1%
	Bay Area, CA, Toll Auth Bridge Rev,
30	6.26%, 04/01/2049	41
	Metropolitan Transportation Auth, NY, Rev,
20	5.87%, 11/15/2039	24
25	6.55%, 11/15/2031	32
15	6.65%, 11/15/2039	19
	New Jersey State Turnpike Auth,
15	7.10%, 01/01/2041	21
	New Jersey State Turnpike Auth, Taxable,
15	7.41%, 01/01/2040	22
		159
	Utilities - Electric - 0.0%
	Municipal Elec Auth Georgia,
40	6.64%, 04/01/2057	47

	Utilities - Water and Sewer - 0.0%
	New York City, NY, Municipal Water FA,
25	5.88%, 06/15/2044	33

	Total municipal bonds
	(cost $735)	$775

U.S. GOVERNMENT AGENCIES - 11.5%
	FHLMC - 3.3%
$120	2.38%, 01/13/2022	$125
533	2.50%, 07/01/2027 - 12/01/2042	545
760	2.88%, 02/09/2015	796
1,589	3.00%, 12/01/2025 - 03/01/2043 ☼	1,649
1,570	3.50%, 04/01/2026 - 01/01/2043 ☼	1,660
440	3.75%, 03/27/2019	505
1,701	4.00%, 06/01/2024 - 02/01/2042 ☼	1,807
1,605	4.50%, 03/01/2015 - 06/01/2041	1,731
1,311	5.00%, 05/01/2023 - 08/01/2041	1,419
360	5.13%, 10/18/2016	418
120	5.25%, 04/18/2016	137
642	5.50%, 01/01/2038 - 08/01/2038	695
251	6.00%, 06/01/2036 - 10/01/2037	275

13

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 11.5% - (continued)
	FHLMC - 3.3% - (continued)
$10	6.25%, 07/15/2032	$15
		11,777
	FNMA - 5.6%
690	0.88%, 08/28/2017	692
790	1.63%, 10/26/2015	815
806	2.50%, 07/01/2027 - 01/01/2043	829
330	2.63%, 11/20/2014	343
630	2.75%, 03/13/2014	645
2,573	3.00%, 12/01/2025 - 04/15/2043 ☼	2,673
3,049	3.50%, 08/01/2020 - 01/01/2043 ☼	3,227
2,587	4.00%, 04/01/2025 - 02/01/2042	2,775
2,762	4.50%, 05/01/2025 - 08/01/2041	2,979
2,348	5.00%, 02/01/2022 - 01/01/2040 ☼	2,547
1,222	5.50%, 05/01/2037 - 05/01/2040	1,337
70	5.63%, 07/15/2037	97
498	6.00%, 04/01/2036 - 07/01/2037	547
137	6.50%, 06/01/2039	154
53	6.63%, 11/15/2030	79
		19,739
	GNMA - 2.6%
49	2.50%, 10/15/2027	52
1,088	3.00%, 04/15/2027 - 02/20/2043 ☼	1,141
1,710	3.50%, 09/15/2025 - 08/20/2042	1,832
1,382	4.00%, 08/15/2026 - 06/15/2042	1,507
2,109	4.50%, 05/15/2039 - 07/20/2041 ☼	2,329
1,397	5.00%, 09/15/2039 - 12/20/2041 ☼	1,538
428	5.50%, 05/20/2038 - 08/20/2041	469
196	6.00%, 02/15/2036 - 08/20/2041	221
		9,089
	Total U.S. government agencies
	(cost $40,347)	$40,605

U.S. GOVERNMENT SECURITIES - 13.6%
Other Direct Federal Obligations - 0.3%
	FFCB - 0.0%
$165	4.88%, 12/16/2015 - 01/17/2017	$187

	FHLB - 0.2%
340	4.75%, 12/16/2016	392
320	5.00%, 11/17/2017	381
100	5.25%, 06/18/2014	106
		879
	Tennessee Valley Authority - 0.1%
135	6.75%, 11/01/2025	194

		1,260
U.S. Treasury Securities - 13.3%
	U.S. Treasury Bonds - 2.1%
2,896	3.13%, 11/15/2041	2,913
305	3.75%, 08/15/2041 Ø	345
728	4.25%, 11/15/2040 Ø	895
2,240	5.38%, 02/15/2031	3,116
		7,269
	U.S. Treasury Notes - 11.2%
4,230	0.25%, 11/30/2014	4,232
400	0.50%, 07/31/2017	398
3,940	0.63%, 05/31/2017 - 11/30/2017	3,931
485	0.88%, 11/30/2016 Ø	492
1,912	1.00%, 08/31/2016 Ø	1,948
9,060	1.25%, 08/31/2015	9,268
4,754	1.75%, 05/31/2016 - 05/15/2022	4,836
3,878	1.88%, 09/30/2017	4,086
345	2.13%, 08/15/2021 Ø	360
9,650	2.38%, 08/31/2014 ‡	9,944
215	3.13%, 05/15/2021 Ø	242
		39,737
		47,006
	Total U.S. government securities
	(cost $48,038)	$48,266

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 2.6%
Equity Contracts - 2.6%
	S&P 500 Option
97	Expiration: 06/06/2016, Exercise Price:
	$1,170.00 Я	$9,044

	Total put options purchased
	(cost $22,592)	$9,044

	Total long-term investments
	(cost $202,010)	$198,297

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 46.0%
Other Direct Federal Obligations - 6.8%
	FHLB
$4,000	0.10%, 6/7/2013 ○	$4,000
20,000	0.11%, 7/19/2013 ○	19,996
		23,996
Other Investment Pools and Funds - 0.0%
1	JP Morgan U.S. Government Money Market Fund	$1

Repurchase Agreements - 10.2%
	RBS Greenwich Capital Markets TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $10,700,
	collateralized by U.S. Treasury Note 1.75%
	- 4.88%, 2014 - 2022, value of $10,915)
10,700	0.17%, 3/28/2013	10,700
	Royal Bank of Canada TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $12,820, collateralized by U.S.
	Treasury Bond 5.25%, 2028, U.S. Treasury
	Note 0.25% - 3.13%, 2013 - 2021, value of
	$13,077)
12,820	0.17%, 3/28/2013	12,820

14

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 46.0% - (continued)
Repurchase Agreements - 10.2% - (continued)
	UBS Securities, Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $12,744, collateralized by U.S.
	Treasury Note 0.25% - 1.88%, 2014 - 2015,
	value of $12,999)
$12,744	0.15%, 3/28/2013		$12,744
			36,264
U.S. Government Agencies - 14.7%
	FHLMC
3,000	0.08%, 5/1/2013 ○		3,000
25,000	0.11%, 6/4/2013 ○		24,998
	FNMA
4,000	0.08%, 5/8/2013 ○		4,000
20,000	0.10%, 6/3/2013 ○		19,998
			51,996
U.S. Treasury Bills - 14.3%
10,500	0.05%, 05/09/2013 □○		10,499
40,000	0.11%, 09/05/2013 ○		39,984
			50,483
	Total short-term investments
	(cost $162,729)		$162,740

	Total investments
	(cost $364,739) ▲	102.0%	$361,037
	Other assets and liabilities	(2.0)%	(7,066)
	Total net assets	100.0%	$353,971

15

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $357,140 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,114
Unrealized Depreciation	(15,217)
Net Unrealized Appreciation	$3,897

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $431, which represents 0.1% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,680 at March 31, 2013.

Я	The broker deposited securities valued at $6,159 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at March 31, 2013 as listed in the table below:

					Unrealized
Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Appreciation/ (Depreciation)
Short position contracts:
S&P 500 (E-Mini) Future	2,765	06/21/2013	$214,267	$216,043	$(1,776)

* The number of contracts does not omit 000's.

Ø	At March 31, 2013, this security, or a portion of this security, collateralized the written put options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Option (BCLY)	Equity	$910.00	06/06/2016	32,964	$1,407	$4,457	$3,050
S&P 500 Option (JPM)	Equity	$910.00	06/06/2016	31,850	1,359	4,298	2,939
S&P 500 Option (BOA)	Equity	$910.00	06/06/2016	20,282	866	2,565	1,699
S&P 500 Option (CSI)	Equity	$910.00	06/06/2016	3,348	143	509	366
S&P 500 Option (UBS)	Equity	$910.00	06/06/2016	8,811	376	1,389	1,013
					$4,151	$13,218	$9,067

* The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

16

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Index Abbreviations:
S&P	Standard & Poors

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$2,194	$–	$2,194	$–
Common Stocks ‡	63,061	63,061	–	–
Corporate Bonds	30,617	–	30,617	–
Exchange Traded Funds	1,636	1,636	–	–
Foreign Government Obligations	2,099	–	2,099	–
Municipal Bonds	775	–	775	–
Put Options Purchased	9,044	–	9,044	–
U.S. Government Agencies	40,605	–	40,605	–
U.S. Government Securities	48,266	–	48,266	–
Short-Term Investments	162,740	1	162,739	–
Total	$361,037	$64,698	$296,339	$–
Written Options *	9,067	–	9,067	–
Total	$9,067	$–	$9,067	$–
Liabilities:
Futures *	1,776	1,776	–	–
Total	$1,776	$1,776	$–	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

17

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of March 31, 2013
Percentage of
Credit Rating *	Net Assets
Aaa / AAA	1.2%
Aa / AA	0.9
A	3.9
Baa / BBB	3.8
Ba / BB	0.1
Unrated	0.1
U.S. Government Agencies and Securities	60.9
Non-Debt Securities and Other Short-Term Instruments	31.1
Other Assets & Liabilities	(2.0)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

18

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.1%
	Automobiles and Components - 2.0%
388	Allison Transmission Holdings, Inc.	$9,319
23	Standard Motor Products, Inc.	635
427	Tenneco Automotive, Inc. ●	16,770
32	Tesla Motors, Inc. ●	1,210
		27,934
	Banks - 1.7%
181	Boston Private Financial Holdings, Inc.	1,789
92	East West Bancorp, Inc.	2,374
79	EverBank Financial Corp.	1,209
73	First Merchants Corp.	1,131
143	Flushing Financial Corp.	2,414
53	Home Loan Servicing Solutions Ltd.	1,241
87	Hudson Valley Holding Corp.	1,295
227	Ocwen Financial Corp. ●	8,626
142	Umpqua Holdings Corp.	1,885
28	Wintrust Financial Corp.	1,020
		22,984
	Capital Goods - 11.9%
36	A.O. Smith Corp.	2,637
42	AAON, Inc.	1,156
139	Acuity Brands, Inc.	9,633
20	AGCO Corp.	1,042
211	Altra Holdings, Inc.	5,747
160	Apogee Enterprises, Inc.	4,621
208	Applied Industrial Technologies, Inc.	9,364
99	Armstrong World Industries, Inc.	5,531
122	Astronics Corp. ●	3,631
18	Astronics Corp. Class B ●	526
58	AZZ, Inc.	2,776
50	Belden, Inc.	2,565
336	Briggs & Stratton Corp.	8,334
48	CAI International, Inc. ●	1,383
16	Carlisle Cos., Inc.	1,052
43	Chart Industries, Inc. ●	3,425
21	Crane Co.	1,199
542	DigitalGlobe, Inc. ●	15,682
47	DXP Enterprises, Inc. ●	3,480
23	EMCOR Group, Inc.	968
29	Esterline Technologies Corp. ●	2,220
68	Franklin Electric Co., Inc.	2,266
100	GrafTech International Ltd. ●	765
57	H & E Equipment Services, Inc.	1,161
58	Heico Corp.	2,532
48	John Bean Technologies Corp.	998
45	Lennox International, Inc.	2,829
25	Lindsay Corp.	2,223
78	Luxfer Holdings plc	1,203
30	Middleby Corp. ●	4,525
238	Moog, Inc. Class A ●	10,912
40	Nordson Corp.	2,607
112	Owens Corning, Inc. ●	4,428
316	Polypore International, Inc. ●	12,698
48	Sun Hydraulics Corp.	1,563
30	TAL International Group, Inc.	1,359
140	Teledyne Technologies, Inc. ●	11,016
30	Textainer Group Holdings Ltd.	1,182
54	Titan International, Inc.	1,128
86	Trimas Corp. ●	2,787
148	WESCO International, Inc. ●	10,765
		165,919
	Commercial and Professional Services - 2.9%
69	Deluxe Corp.	2,836
52	Exponent, Inc. ●	2,822
80	GP Strategies Corp. ●	1,910
361	On Assignment, Inc. ●	9,133
541	Performant Financial Corp. ●	6,647
228	TrueBlue, Inc. ●	4,809
481	Wageworks, Inc. ●	12,046
		40,203
	Consumer Durables and Apparel - 4.4%
69	Arctic Cat, Inc. ●	3,011
172	Fifth & Pacific Cos., Inc. ●	3,243
203	Hanesbrands, Inc. ●	9,232
158	iRobot Corp. ●	4,054
287	Leapfrog Enterprises, Inc. ●	2,457
21	Oxford Industries, Inc.	1,110
573	Quiksilver, Inc. ●	3,477
5,371	Samsonite International S.A.	13,478
44	Skechers USA, Inc. Class A ●	935
794	Standard-Pacific Corp. ●	6,859
316	Steven Madden Ltd. ●	13,618
		61,474
	Consumer Services - 3.9%
630	Bloomin' Brands, Inc. ●	11,254
83	Brinker International, Inc.	3,113
131	Buffalo Wild Wings, Inc. ●	11,457
498	Burger King Worldwide, Inc.	9,505
230	Cheesecake Factory, Inc.	8,870
76	Del Frisco's Restaurant Group, Inc. ●	1,261
184	Ignite Restaurant Group, Inc. ●	2,707
53	Marriott Vacations Worldwide Corp. ●	2,272
60	Sotheby's Holdings	2,249
24	Steiner Leisure Ltd. ●	1,175
70	Whistler Blackcomb Holdings, Inc.	927
		54,790
	Diversified Financials - 1.6%
1	Artisan Partners Asset Management, Inc.	35
260	BGC Partners, Inc.	1,080
195	DFC Global Corp. ●	3,239
98	Fifth Street Finance Corp.	1,076
180	Financial Engines, Inc. ●	6,520
26	Portfolio Recovery Associates, Inc. ●	3,299
16	Virtus Investment Partners, Inc. ●	2,975
366	Wisdomtree Investment, Inc. ●	3,804
		22,028
	Energy - 6.5%
124	Atwood Oceanics, Inc. ●	6,541
75	Berry Petroleum Co.	3,479
427	BPZ Resources, Inc. ●	968
70	C&J Energy Services, Inc. ■●	1,608
40	CVR Energy, Inc. ●	2,080
46	Diamondback Energy, Inc. ●	1,224
74	Energy XXI (Bermuda) Ltd.	2,001
94	EPL Oil & Gas, Inc. ●	2,514
167	Gulfport Energy Corp. ●	7,666
331	ION Geophysical Corp. ●	2,251
147	Karoon Gas Australia Ltd. ●	796
646	Painted Pony Petroleum Ltd. ●	6,484
283	Patterson-UTI Energy, Inc.	6,752
60	PBF Energy, Inc. ●	2,225
490	Rex Energy Corp. ●	8,082

1

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.1% - (continued)
	Energy - 6.5% - (continued)
220	Rosetta Resources, Inc. ●	$10,484
270	SemGroup Corp. ●	13,990
2,904	Sunshine Oilsands Ltd. ●	775
717	Trican Well Service Ltd.	10,518
		90,438
	Food and Staples Retailing - 0.9%
186	Casey's General Stores, Inc.	10,857
86	Natural Grocers by Vitamin Cottage, Inc. ●	1,928
		12,785
	Food, Beverage and Tobacco - 0.2%
4	Boston Beer Co., Inc. Class A ●	629
131	Darling International, Inc. ●	2,354
		2,983
	Health Care Equipment and Services - 5.0%
170	Air Methods Corp.	8,197
32	AmSurg Corp. ●	1,070
6	Atrion Corp.	1,144
34	Corvel Corp. ●	1,666
42	Cyberonics, Inc. ●	1,964
166	Dexcom, Inc. ●	2,771
38	Ensign Group, Inc.	1,263
202	Globus Medical, Inc. ●	2,962
39	Greatbatch, Inc. ●	1,162
100	HealthSouth Corp. ●	2,630
82	Heartware International, Inc. ●	7,235
63	ICU Medical, Inc. ●	3,701
269	Insulet Corp. ●	6,950
38	LHC Group, Inc. ●	808
12	MEDNAX, Inc. ●	1,111
281	Merge Healthcare, Inc. ●	813
67	Merit Medical Systems, Inc. ●	821
25	Orthofix International N.V. ●	879
48	Owens & Minor, Inc.	1,566
156	Team Health Holdings ●	5,667
82	U.S. Physical Therapy, Inc.	2,208
105	Vascular Solutions, Inc. ●	1,710
64	Volcano Corp. ●	1,430
161	Wellcare Health Plans, Inc. ●	9,322
		69,050
	Household and Personal Products - 1.7%
291	Elizabeth Arden, Inc. ●	11,699
48	Nu Skin Enterprises, Inc. Class A	2,107
167	Spectrum Brands Holdings, Inc.	9,460
		23,266
	Insurance - 0.3%
61	Amerisafe, Inc. ●	2,156
50	Protective Life Corp.	1,806
		3,962
	Materials - 5.4%
47	ADA-ES, Inc. ●	1,249
43	Allied Nevada Gold Corp. ●	706
1,005	Aurcana Corp. ●	673
255	Graphic Packaging Holding Co. ●	1,911
1,145	Headwaters, Inc. ●	12,484
28	Innospec, Inc.	1,218
500	KapStone Paper & Packaging Corp.	13,895
421	Louisiana-Pacific Corp. ●	9,086
27	LSB Industries, Inc. ●	939
331	Methanex Corp. ADR	13,431
109	New Gold, Inc. ●	992
87	Olin Corp.	2,189
142	Omnova Solutions, Inc. ●	1,088
166	Packaging Corp. of America	7,451
125	PolyOne Corp.	3,053
792	Romarco Minerals, Inc. ●	639
55	Silgan Holdings, Inc.	2,610
26	Universal Stainless & Alloy Products, Inc. ●	960
		74,574
	Media - 1.4%
795	Pandora Media, Inc. ●	11,263
174	Shutterstock, Inc. ●	7,810
		19,073
	Pharmaceuticals, Biotechnology and Life Sciences - 10.2%
76	Acorda Therapeutics, Inc. ●	2,445
127	Algeta ASA ●	4,269
159	Alkermes plc ●	3,769
620	Arena Pharmaceuticals, Inc. ●	5,087
476	Aveo Pharmaceuticals, Inc. ●	3,501
141	Bruker Corp. ●	2,689
214	Cadence Pharmaceuticals, Inc. ●	1,433
138	Covance, Inc. ●	10,268
206	Cubist Pharmaceuticals, Inc. ●	9,667
1,088	Exelixis, Inc. ●	5,027
447	Immunogen, Inc. ●	7,172
363	Incyte Corp. ●	8,508
630	Ironwood Pharmaceuticals, Inc. ●	11,532
441	Medicines Co. ●	14,741
130	Neurocrine Biosciences, Inc. ●	1,576
865	NPS Pharmaceuticals, Inc. ●	8,813
73	Onyx Pharmaceuticals, Inc. ●	6,485
130	Optimer Pharmaceuticals, Inc. ●	1,550
71	PAREXEL International Corp. ●	2,818
41	Puma Biotechnology, Inc. ●	1,365
711	Rigel Pharmaceuticals, Inc. ●	4,827
201	Salix Pharmaceuticals Ltd. ●	10,274
329	Seattle Genetics, Inc. ●	11,670
78	Tesaro, Inc. ●	1,704
152	Trius Therapeutics, Inc. ●	1,042
		142,232
	Real Estate - 2.7%
68	Capstead Mortgage Corp. REIT	877
66	Colonial Properties Trust REIT	1,493
63	Coresite Realty Corp. REIT	2,191
112	Countrywide plc	664
165	Glimcher Realty Trust REIT	1,916
32	Hatteras Financial Corp. REIT	880
85	Medical Properties Trust, Inc. REIT	1,359
460	Pebblebrook Hotel Trust REIT	11,865
267	Potlatch Corp. REIT	12,231
118	Summit Hotel Properties, Inc. REIT	1,236
193	Sunstone Hotel Investors, Inc. REIT ●	2,377
66	Whitestone REIT	992
		38,081
	Retailing - 7.0%
5,016	Allstar Co. ⌂†	6,757
148	Ascena Retail Group, Inc. ●	2,741
48	Cato Corp.	1,157
55	Core-Mark Holding Co., Inc.	2,818
766	Debenhams plc	964
174	DSW, Inc.	11,119
137	Five Below, Inc. ●	5,174
289	Francescas Holding Corp. ●	8,274

2

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.1% - (continued)
	Retailing - 7.0% - (continued)
38	Group 1 Automotive, Inc.	$2,257
125	Hibbett Sports, Inc. ●	7,046
206	HomeAway, Inc. ●	6,686
198	HSN, Inc.	10,859
94	Mattress Firm Holding Corp. ●	3,249
443	Pier 1 Imports, Inc.	10,182
378	rue21, Inc. ●	11,121
67	The Finish Line, Inc.	1,303
134	Urban Outfitters, Inc. ●	5,176
		96,883
	Semiconductors and Semiconductor Equipment - 1.5%
1,616	Lattice Semiconductor Corp. ●	8,808
359	Mindspeed Technologies, Inc. ●	1,195
110	Nanometrics, Inc. ●	1,587
224	Ultratech Stepper, Inc. ●	8,858
		20,448
	Software and Services - 17.8%
88	Aspen Technology, Inc. ●	2,842
66	Bankrate, Inc. ●	782
820	Cadence Design Systems, Inc. ●	11,424
64	Cass Information Systems, Inc.	2,689
10	Commvault Systems, Inc. ●	830
149	Concur Technologies, Inc. ●	10,206
146	Cornerstone OnDemand, Inc. ●	4,962
51	CoStar Group, Inc. ●	5,588
289	DealerTrack Technologies, Inc. ●	8,490
66	Ebix, Inc.	1,071
302	Fair Isaac, Inc.	13,818
428	Fleetmatics Group Ltd. ●	10,383
186	Heartland Payment Systems, Inc.	6,136
191	Higher One Holdings, Inc. ●	1,694
183	IAC/InterActiveCorp.	8,190
369	Imperva, Inc. ●	14,199
119	j2 Global, Inc.	4,683
116	Keynote Systems, Inc.	1,624
618	LivePerson, Inc. ●	8,398
207	Micros Systems, Inc. ●	9,440
18	MicroStrategy, Inc. ●	1,782
296	Mitek Systems, Inc. ●	1,387
86	Model N, Inc.	1,712
83	Netscout Systems, Inc. ●	2,037
56	Nuance Communications, Inc. ●	1,128
404	PTC, Inc. ●	10,300
80	QLIK Technologies, Inc. ●	2,064
231	Sapient Corp. ●	2,819
290	ServiceNow, Inc. ●	10,513
12	Solarwinds, Inc. ●	700
234	Solera Holdings, Inc.	13,640
32	Sourcefire, Inc. ●	1,918
219	Splunk, Inc. ●	8,750
239	Tibco Software, Inc. ●	4,838
290	Trulia, Inc. ●	9,100
63	Tyler Corp. ●	3,882
278	Verint Systems, Inc. ●	10,152
124	Virtusa Corp. ●	2,936
658	Web.com Group, Inc. ●	11,231
164	WEX, Inc. ●	12,886
469	WNS Holdings Ltd. ADR ●	6,920
		248,144
	Technology Hardware and Equipment - 4.0%
62	Arris Group, Inc. ●	1,072
327	Aruba Networks, Inc. ●	8,085
56	Coherent, Inc.	3,162
163	Emulex Corp. ●	1,065
321	Extreme Networks, Inc. ●	1,081
55	IPG Photonics Corp. ●	3,679
30	Ixia ●	643
727	JDS Uniphase Corp. ●	9,718
329	Mitel Networks Corp. ●	1,283
36	Netgear, Inc. ●	1,193
114	Oplink Communications, Inc. ●	1,867
119	Palo Alto Networks, Inc. ●	6,721
34	Park Electrochemical Corp.	867
203	ParkerVision, Inc. ●	744
55	Plantronics, Inc.	2,452
163	Rogers Corp. ●	7,771
117	TTM Technologies, Inc. ●	891
157	Ubiquiti Networks, Inc.	2,156
27	Uni-Pixel, Inc.	840
		55,290
	Telecommunication Services - 0.1%
89	Allot Communications Ltd. ●	1,063

	Transportation - 3.7%
417	Avis Budget Group, Inc. ●	11,604
160	Landstar System, Inc.	9,127
43	Marten Transport Ltd.	871
286	Old Dominion Freight Line, Inc. ●	10,923
645	Spirit Airlines, Inc. ●	16,346
110	Werner Enterprises, Inc.	2,644
		51,515
	Utilities - 0.3%
28	Portland General Electric Co.	846
63	UNS Energy Corp.	3,094
26	Westar Energy, Inc.	849
		4,789
	Total common stocks
	(cost $1,114,289)	$1,349,908

EXCHANGE TRADED FUNDS - 0.8%
	Other Investment Pools and Funds - 0.8%
107	iShares Russell 2000 Growth Index Fund	$11,578

	Total exchange traded funds
	(cost $11,229)	$11,578

	Total long-term investments
	(cost $1,125,518)	$1,361,486

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $499,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $509)
$499	0.19%, 03/28/2013	$499

3

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.2% - (continued)
Repurchase Agreements - 1.2% - (continued)
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $1,952, collateralized by
	FHLMC 3.50%, 2042, FNMA 3.00% -
	4.00%, 2042, U.S. Treasury Note 0.25%,
	2014, value of $1,991)
$1,952	0.17%, 03/28/2013		$1,952
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $3,557, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value
	of $3,628)
3,557	0.15%, 03/28/2013		3,557
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $5,254,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $5,358)
5,254	0.15%, 03/28/2013		5,254
	Deutsche Bank Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $95, collateralized by FNMA
	4.00% - 6.00%, 2039 - 2040, value of $97)
95	0.25%, 03/28/2013		95
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $2,864, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 - 2023,
	value of $2,921)
2,864	0.16%, 03/28/2013		2,864
	TD Securities TriParty Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$2,214, collateralized by FHLMC 3.50%,
	2026 - 2042, FNMA 3.00% - 3.50%, 2032 -
	2043, value of $2,259)
2,214	0.20%, 03/28/2013		2,214
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$30, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $31)
30	0.14%, 03/28/2013		30
			16,465
	Total short-term investments
	(cost $16,465)		$16,465
	Total investments
	(cost $1,141,983) ▲	99.1%	$1,377,951
	Other assets and liabilities	0.9%	12,967
	Total net assets	100.0%	$1,390,918

4

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $1,149,629 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$255,663
Unrealized Depreciation	(27,341)
Net Unrealized Appreciation	$228,322

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2013, the aggregate value of these securities was $6,757, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $1,608, which represents 0.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	$2,964

At March 31, 2013, the aggregate value of these securities was $6,757, which represents 0.5% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

5

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,349,908	$1,323,833	$19,318	$6,757
Exchange Traded Funds	11,578	11,578	–	–
Short-Term Investments	16,465	–	16,465	–
Total	$1,377,951	$1,335,411	$35,783	$6,757

♦	For the three-month period ended March 31, 2013, investments valued at $1,076 were transferred from Level 1 to Level 2, and investments valued at $924 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance
	of	Realized	Unrealized					Transfers	Transfers	as of
	December	Gain	Appreciation		Net			Into	Out of	March 31,
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	2013
Assets:
Common Stocks	$7,074	$—	$(317	)*	$—	$—	$—	$—	$—	$6,757
Total	$7,074	$—	$(317)		$—	$—	$—	$—	$—	$6,757

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $(317).

6

Hartford Stock HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7%
	Banks - 3.5%
507	PNC Financial Services Group, Inc.	$33,741
797	Wells Fargo & Co.	29,497
		63,238
	Capital Goods - 9.4%
377	Emerson Electric Co.	21,053
405	General Dynamics Corp.	28,589
417	Honeywell International, Inc.	31,422
338	Lockheed Martin Corp.	32,668
301	Northrop Grumman Corp.	21,106
394	United Technologies Corp.	36,815
		171,653
	Consumer Durables and Apparel - 3.8%
778	Mattel, Inc.	34,062
589	NIKE, Inc. Class B	34,749
		68,811
	Consumer Services - 2.4%
435	McDonald's Corp.	43,373

	Diversified Financials - 1.8%
129	BlackRock, Inc.	33,234

	Energy - 9.8%
1,958	BG Group plc	33,691
249	Chevron Corp.	29,639
738	Enbridge, Inc.	34,364
527	Exxon Mobil Corp.	47,514
436	Occidental Petroleum Corp.	34,174
		179,382
	Food and Staples Retailing - 3.9%
641	CVS Caremark Corp.	35,233
483	Wal-Mart Stores, Inc.	36,158
		71,391
	Food, Beverage and Tobacco - 4.2%
667	Coca-Cola Co.	26,983
625	PepsiCo, Inc.	49,463
		76,446
	Health Care Equipment and Services - 6.3%
915	Cardinal Health, Inc.	38,095
950	Medtronic, Inc.	44,606
552	UnitedHealth Group, Inc.	31,604
		114,305
	Household and Personal Products - 4.2%
272	Colgate-Palmolive Co.	32,136
583	Procter & Gamble Co.	44,902
		77,038
	Insurance - 4.1%
399	ACE Ltd.	35,543
232	Chubb Corp.	20,300
511	Marsh & McLennan Cos., Inc.	19,408
		75,251
	Materials - 3.1%
408	Ecolab, Inc.	32,699
222	Praxair, Inc.	24,740
		57,439
	Media - 4.8%
449	Comcast Corp. Class A	18,877
723	Omnicom Group, Inc.	42,605
453	Walt Disney Co.	25,723
		87,205
	Pharmaceuticals, Biotechnology and Life Sciences - 12.9%
360	Amgen, Inc.	36,931
852	Johnson & Johnson	69,489
1,446	Pfizer, Inc.	41,733
221	Roche Holding AG	51,497
896	Teva Pharmaceutical Industries Ltd. ADR	35,566
		235,216
	Real Estate - 0.9%
111	Public Storage REIT	16,966

	Retailing - 6.1%
9,440	Allstar Co. ⌂†	12,716
10,986	Buck Holdings L.P. ⌂●†	9,444
1,019	Lowe's Co., Inc.	38,629
736	Target Corp.	50,379
		111,168
	Software and Services - 11.1%
382	Accenture plc	29,058
680	Automatic Data Processing, Inc.	44,217
227	IBM Corp.	48,377
1,385	Microsoft Corp.	39,615
1,259	Oracle Corp.	40,703
		201,970
	Transportation - 4.0%
293	C.H. Robinson Worldwide, Inc.	17,449
637	United Parcel Service, Inc. Class B	54,747
		72,196
	Utilities - 1.4%
449	Dominion Resources, Inc.	26,126

	Total common stocks
	(cost $1,511,151)	$1,782,408

	Total long-term investments
	(cost $1,511,151)	$1,782,408

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $1,213,
	collateralized by U.S. Treasury Note
	0.25% - 0.880%, 2014 - 2017, value of
	$1,237)
$1,213	0.19%, 03/28/2013	$1,213
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $4,746, collateralized by
	FHLMC 3.50%, 2042, FNMA 3.00% -
	4.00%, 2042, U.S. Treasury Note 0.25%,
	2014, value of $4,841)
4,746	0.17%, 03/28/2013	4,746

1

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.2% - (continued)
Repurchase Agreements - 2.2% - (continued)
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $8,646, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value
	of $8,819)
$8,646	0.15%, 03/28/2013		$8,646
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $12,770,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $13,026)
12,770	0.15%, 03/28/2013		12,770
	Deutsche Bank Securities TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $231,
	collateralized by FNMA 4.00% - 6.00%,
	2039 - 2040, value of $236)
231	0.25%, 03/28/2013		231
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $6,962, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 -
	2023, value of $7,101)
6,962	0.16%, 03/28/2013		6,962
	TD Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $5,382, collateralized by
	FHLMC 3.50%, 2026 - 2042, FNMA
	3.00% - 3.50%, 2032 - 2043, value of
	$5,490)
5,382	0.20%, 03/28/2013		5,382
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$74, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $75)
74	0.14%, 03/28/2013		74
			40,024
	Total short-term investments
	(cost $40,024)		$40,024

	Total investments
	(cost $1,551,175) ▲	99.9%	$1,822,432
	Other assets and liabilities	0.1%	1,857
	Total net assets	100.0%	$1,824,289

2

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $1,557,161 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$292,149
Unrealized Depreciation	(26,878)
Net Unrealized Appreciation	$265,271

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2013, the aggregate value of these securities was $22,160, which represents 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	$5,578
06/2007	10,986	Buck Holdings L.P.	$1,954

At March 31, 2013, the aggregate value of these securities was $22,160, which represents 1.2% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

3

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,782,408	$1,675,060	$85,188	$22,160
Short-Term Investments	40,024	–	40,024	–
Total	$1,822,432	$1,675,060	$125,212	$22,160

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2013
Assets:
Common Stocks	$21,169	$—	$991	*	$—	$—	$—	$—	$—	$22,160
Total	$21,169	$—	$991		$—	$—	$—	$—	$—	$22,160

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $991.

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.0%
Finance and Insurance - 16.0%
	Captive Auto Finance - 1.4%
	Ally Automotive Receivables Trust
$5,675	3.38%, 09/15/2017 ■	$5,826
5,650	3.61%, 08/15/2016 ■	5,780
	Carnow Automotive Receivables Trust
580	2.09%, 01/15/2015 ■	580
	CPS Automotive Trust
3,272	1.82%, 12/16/2019 ■	3,287
	Credit Acceptance Automotive Loan Trust
1,860	2.21%, 09/15/2020 ■	1,878
5,115	3.12%, 03/16/2020 ■	5,151
	Ford Credit Automotive Owner Trust
4,600	2.54%, 02/15/2016	4,730
3,680	3.21%, 07/15/2017	3,843
1,730	5.53%, 05/15/2016 ■	1,796
	Harley-Davidson Motorcycle Trust
4,180	2.12%, 08/15/2017	4,222
	Hyundai Automotive Receivables Trust
6,710	2.27%, 02/15/2017	6,889
	Prestige Automotive Receivables Trust
3,855	2.49%, 04/16/2018 ■	3,905
	Santander Drive Automotive Receivables Trust
5,125	3.89%, 07/17/2017	5,286
	SNAAC Automotive Receivables Trust
1,643	1.78%, 06/15/2016 ■	1,652
		54,825
	Captive Retail Finance - 0.1%
	CNH Equipment Trust
3,075	2.97%, 05/15/2017	3,173

	Credit Card Issuing - 0.1%
	GE Capital Credit Card Master Note Trust
3,230	2.21%, 06/15/2016	3,243

	Other Financial Investment Activities - 0.4%
	Soundview Home Equity Loan Trust, Inc.
2,451	0.35%, 06/25/2037 Δ	1,421
3,900	0.38%, 07/25/2037 Δ	1,751
7,820	0.46%, 06/25/2036 Δ	5,250
15,460	0.48%, 05/25/2036 Δ	9,050
		17,472
	Real Estate Credit (Mortgage Banking) - 14.0%
	Asset Backed Funding Certificates
10,876	0.42%, 01/25/2037 Δ	5,914
	Banc of America Commercial Mortgage Trust, Inc.
11,725	5.18%, 11/10/2042 Δ	12,561
6,070	5.19%, 09/10/2047 Δ	6,664
	Banc of America Funding Corp.
8,010	0.50%, 05/20/2047 Δ	6,702
10,180	5.77%, 05/25/2037	8,873
	BB-UBS Trust
11,170	3.43%, 11/05/2036 ■	11,230
	BCAP LLC Trust
4,285	0.38%, 03/25/2037 Δ	3,438
	Bear Stearns Adjustable Rate Mortgage Trust
7,187	2.32%, 08/25/2035 Δ	7,292
12,597	2.47%, 10/25/2035 Δ	12,154
	Bear Stearns Commercial Mortgage Securities, Inc.
7,015	5.15%, 10/12/2042 Δ	7,686
3,600	5.54%, 10/12/2041	4,093
	Cal Funding II Ltd.
1,960	3.47%, 10/25/2027 ■	1,989
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,950	5.32%, 12/11/2049	9,037
3,840	5.40%, 12/11/2049	2,335
	Commercial Mortgage Loan Trust
5,290	6.01%, 12/10/2049 Δ	6,184
	Commercial Mortgage Pass-Through Certificates
27,723	1.93%, 07/10/2046 ■►	2,171
2,730	2.77%, 12/10/2045	2,734
640	2.82%, 11/15/2045	645
650	2.85%, 10/15/2045	655
4,190	4.34%, 12/10/2045 ■Δ	3,063
2,540	4.75%, 11/15/2045 ■	2,046
1,540	4.77%, 11/15/2045 ■Δ	1,468
8,135	5.75%, 06/10/2046 Δ	9,150
	Community or Commercial Mortgage Trust
2,575	3.42%, 03/10/2023 ■☼	2,639
	Consumer Portfolio Services, Inc.
620	5.01%, 06/17/2019 ■	642
	Countrywide Alternative Loan Trust
3,862	0.52%, 11/25/2035 Δ	2,916
	Countrywide Home Loans, Inc.
1,306	3.00%, 04/20/2036 Δ	880
7,540	3.08%, 09/25/2047 Δ	6,240
	Credit Suisse Mortgage Capital Certificates
2,375	5.31%, 12/15/2039	2,660
7,142	5.47%, 09/15/2039	8,001
	CS First Boston Mortgage Securities Corp.
5,465	5.50%, 06/25/2035	5,425
	CW Capital Cobalt Ltd.
12,236	5.22%, 08/15/2048	13,654
	DBUBS Mortgage Trust
26,745	1.50%, 01/01/2021 ■►	1,236
5,155	4.54%, 05/12/2021 ■	5,749
	Fieldstone Mortgage Investment Corp.
4,063	0.47%, 05/25/2036 Δ	2,168
3,318	0.54%, 04/25/2047 Δ	1,849
	First Franklin Mortgage Loan Trust
14,867	0.44%, 04/25/2036 Δ	7,031
	First Horizon Alternative Mortgage Securities
21,246	2.36%, 09/25/2035 Δ	18,132
14,145	2.43%, 04/25/2036 Δ	11,007
	Ford Credit Floorplan Master Owner Trust
6,225	1.50%, 09/15/2015	6,255

1

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.0% - (continued)
Finance and Insurance - 16.0% - (continued)
	Real Estate Credit (Mortgage Banking) - 14.0% - (continued)
	Fremont Home Loan Trust
$1,925	0.35%, 10/25/2036 Δ	$875
	GE Business Loan Trust
5,877	1.20%, 05/15/2034 ■Δ	3,865
	GMAC Mortgage Corp. Loan Trust
6,846	3.70%, 09/19/2035 Δ	6,628
102	3.88%, 04/19/2036 Δ	88
	Goldman Sachs Mortgage Securities Corp. II
3,325	2.95%, 11/05/2034 ■	3,312
805	3.38%, 05/10/2045	855
	Goldman Sachs Mortgage Securities Trust
4,865	2.77%, 11/10/2045	4,874
8,870	2.93%, 06/05/2031 ■	9,262
10,245	3.55%, 04/10/2034 ■	10,773
3,180	4.86%, 11/10/2045 ■Δ	3,017
	Greenwich Capital Commercial Funding Corp.
4,425	5.74%, 08/10/2017	5,110
4,550	5.86%, 07/10/2038 Δ	5,137
	GSAA Home Equity Trust
4,348	0.26%, 03/25/2037 Δ	2,524
16,862	0.28%, 02/25/2037 Δ	8,807
3,343	0.29%, 12/25/2036 Δ	1,738
6,812	0.30%, 03/25/2037 Δ	3,402
2,668	0.36%, 07/25/2036 Δ	1,338
1,679	0.43%, 05/25/2037 Δ	1,033
	GSAMP Trust
17,210	0.29%, 01/25/2037 Δ	9,252
2,558	0.30%, 02/25/2037 Δ	1,344
7,319	0.40%, 11/25/2036 Δ	3,924
	GSR Mortgage Loan Trust
14,145	2.77%, 01/25/2036 Δ	11,967
	Harborview Mortgage Loan Trust
6,127	0.39%, 01/19/2038 Δ	4,866
8,712	0.42%, 05/19/2047 Δ	4,230
4,814	0.53%, 09/19/2035 Δ	3,726
	Indymac Index Mortgage Loan Trust
10,030	0.60%, 07/25/2046 Δ	4,498
3,297	2.49%, 01/25/2036 Δ	3,055
1,948	2.59%, 08/25/2035 Δ	1,481
12,245	2.72%, 03/25/2036 Δ	8,746
77	2.92%, 12/25/2036 Δ	65
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,070	2.75%, 10/15/2045 ■	1,299
435	2.83%, 10/15/2045	437
6,660	2.84%, 12/15/2047	6,677
2,675	3.91%, 05/05/2030 ■Δ	2,855
700	4.67%, 10/15/2045 ■Δ	665
80	4.92%, 10/15/2042	86
9,995	5.20%, 12/15/2044 Δ	10,955
6,876	5.29%, 01/12/2043 Δ	7,540
1,890	5.31%, 08/15/2046 ■Δ	1,969
4,460	5.73%, 02/12/2049 Δ	5,143
5,705	6.07%, 02/12/2051	6,299
	JP Morgan Mortgage Trust
866	2.90%, 04/25/2037 Δ	732
3,975	3.09%, 09/25/2035 Δ	3,841
5,551	4.63%, 05/25/2036 Δ	4,995
	LB-UBS Commercial Mortgage Trust
8,695	4.95%, 09/15/2030	9,383
6,275	5.20%, 11/15/2030 Δ	6,822
7,030	5.43%, 02/15/2040	7,922
	Lehman Brothers Small Balance Commercial
1,571	4.67%, 09/25/2030 ■Δ	1,584
	Luminent Mortgage Trust
3,094	0.46%, 11/25/2035 Δ	2,666
	Merrill Lynch Mortgage Investors Trust
1,832	2.88%, 07/25/2035 Δ	1,512
2,381	3.00%, 03/25/2036 Δ	1,638
5,135	5.20%, 09/12/2042	5,482
	Morgan Stanley ABS Capital I
1,492	0.26%, 12/25/2036 Δ	788
	Morgan Stanley Capital I Trust
101,483	2.02%, 09/15/2047 ■►	3,184
625	3.24%, 03/15/2045	656
11,950	5.69%, 04/15/2049 Δ	13,676
	Morgan Stanley Mortgage Loan Trust
2,010	0.37%, 11/25/2036 Δ	941
	National Credit Union Administration
3,478	1.84%, 10/07/2020 Δ	3,518
	Option One Mortgage Loan Trust
2,455	0.45%, 03/25/2037 Δ	1,056
	Residential Accredit Loans, Inc.
7,944	2.97%, 11/25/2037 Δ	4,171
	Residential Asset Securitization Trust
4,059	0.65%, 03/25/2035 Δ	3,117
	SBA Tower Trust
5,620	2.93%, 12/15/2017 ■	5,869
	Structured Adjustable Rate Mortgage Loan Trust
1,803	0.50%, 09/25/2034 Δ	1,557
	Structured Asset Mortgage Investments Trust
3,632	0.42%, 05/26/2046 Δ	2,001
	UBS-Barclays Commercial Mortgage Trust
5,400	3.18%, 03/10/2046 Δ	5,537
6,360	3.53%, 05/10/2063	6,719
8,516	4.96%, 08/10/2049 ■Δ	7,534
	Wells Fargo Alternative Loan Trust
7,503	6.25%, 11/25/2037	7,145
	Wells Fargo Commercial Mortgage Trust
1,660	4.78%, 10/15/2045 ■Δ	1,572
	Wells Fargo Mortgage Backed Securities Trust
3,402	2.92%, 12/28/2037 Δ	3,027
2,652	5.15%, 10/25/2035 Δ	2,619
	WF-RBS Commercial Mortgage Trust
5,160	2.88%, 12/15/2045	5,196
1,960	3.00%, 08/15/2045 Δ	2,003
13,575	3.07%, 03/15/2045	13,906

2

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.0% - (continued)
Finance and Insurance - 16.0% - (continued)
	Real Estate Credit (Mortgage Banking) - 14.0% - (continued)
	WF-RBS Commercial Mortgage Trust - (continued)
$2,120	3.20%, 03/15/2023	$2,185
175	3.44%, 04/15/2045	186
2,330	4.19%, 03/15/2045 ■Δ	1,772
3,135	4.46%, 12/15/2022 ■Δ	2,417
1,825	4.87%, 02/15/2044 ■	2,122
225	4.90%, 06/15/2044 ■	262
2,780	5.00%, 06/15/2044 ■	2,349
		551,947
		630,660
	Total asset & commercial mortgage backed securities
	(cost $601,296)	$630,660

CORPORATE BONDS - 33.2%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Choice Hotels International, Inc.
$151	5.70%, 08/28/2020	$166
2,300	5.75%, 07/01/2022	2,553
	Wynn Las Vegas LLC
5,415	7.75%, 08/15/2020	6,071
		8,790
Administrative Waste Management and Remediation - 0.1%
	Other Support Services - 0.0%
	Iron Mountain, Inc.
1,215	7.75%, 10/01/2019 ‡	1,350

	Waste Treatment and Disposal - 0.1%
	Clean Harbors, Inc.
345	5.13%, 06/01/2021 ■	353
1,385	5.25%, 08/01/2020	1,430
		1,783
		3,133
Air Transportation - 0.2%
	Scheduled Air Transportation - 0.2%
	Continental Airlines, Inc.
5,825	4.00%, 10/29/2024	6,058
	US Airways Group, Inc.
944	6.25%, 04/22/2023	1,048
		7,106
Apparel Manufacturing - 0.1%
	Accessories and Other Apparel Manufacturing - 0.0%
	PVH Corp.
470	4.50%, 12/15/2022	463

	Cut and Sew Apparel Manufacturing - 0.1%
	Hanesbrands, Inc.
1,530	6.38%, 12/15/2020	1,666
	Phillips Van-Heusen Corp.
1,950	7.38%, 05/15/2020	2,174
		3,840
		4,303
Arts, Entertainment and Recreation - 2.8%
	Cable and Other Subscription Programming - 1.7%
	CCO Holdings LLC
1,860	5.25%, 09/30/2022	1,827
7,635	6.63%, 01/31/2022	8,189
1,900	7.38%, 06/01/2020	2,107
	DirecTV Holdings LLC
5,880	3.80%, 03/15/2022	6,010
4,200	5.00%, 03/01/2021	4,672
	Time Warner Cable, Inc.
7,250	4.50%, 09/15/2042	6,590
3,500	5.88%, 11/15/2040	3,732
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033	11,301
	Time Warner, Inc.
2,540	3.40%, 06/15/2022	2,619
3,800	6.10%, 07/15/2040	4,406
2,692	6.25%, 03/29/2041	3,182
	Viacom, Inc.
7,000	5.63%, 09/15/2019	8,325
	Virgin Media Finance plc
2,370	5.25%, 02/15/2022	2,409
		65,369
	Data Processing, Hosting and Related Services - 0.1%
	Fidelity National Information Services, Inc.
3,230	5.00%, 03/15/2022	3,428

	Motion Picture and Video Industries - 0.0%
	NAI Entertainment Holdings LLC
732	8.25%, 12/15/2017 ■	794
	National CineMedia LLC
160	6.00%, 04/15/2022	172
		966
	Newspaper, Periodical, Book and Database Publisher - 0.2%
	News America, Inc.
7,200	6.15%, 03/01/2037 - 02/15/2041	8,489

	Radio and Television Broadcasting - 0.8%
	CBS Corp.
3,749	3.38%, 03/01/2022	3,819
3,810	4.85%, 07/01/2042	3,705
	Discovery Communications, Inc.
1,525	3.25%, 04/01/2023	1,547
	Liberty Media Corp.
4,047	8.25%, 02/01/2030 ‡	4,452
	NBC Universal Enterprise
1,700	1.66%, 04/15/2018 ■	1,703
3,035	1.97%, 04/15/2019 ■	3,043
	NBC Universal Media LLC
3,465	5.15%, 04/30/2020	4,107
3,390	5.95%, 04/01/2041	4,088
3,215	6.40%, 04/30/2040	4,076
	Starz Financial Corp
665	5.00%, 09/15/2019	685
		31,225
		109,477

3

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.2% - (continued)
Beverage and Tobacco Product Manufacturing - 1.0%
	Beverage Manufacturing - 0.8%
	Anheuser-Busch InBev Worldwide, Inc.
$6,890	7.75%, 01/15/2019 ╦	$9,054
	Constellation Brands, Inc.
3,955	6.00%, 05/01/2022	4,321
5,535	7.25%, 05/15/2017	6,368
	Molson Coors Brewing Co.
1,825	3.50%, 05/01/2022	1,899
	Pernod-Ricard S.A.
8,665	2.95%, 01/15/2017 ■	9,101
		30,743
	Tobacco Manufacturing - 0.2%
	Altria Group, Inc.
3,740	10.20%, 02/06/2039	6,295
	Lorillard Tobacco Co.
1,160	8.13%, 06/23/2019	1,476
		7,771
		38,514
Chemical Manufacturing - 0.3%
	Agricultural Chemical Manufacturing - 0.0%
	Nufarm Australia Ltd.
866	6.38%, 10/15/2019 ■	888

	Basic Chemical Manufacturing - 0.3%
	Ashland, Inc.
1,050	4.75%, 08/15/2022 ■	1,068
	Dow Chemical Co.
6,000	8.55%, 05/15/2019	8,065
	LyondellBasell Industries N.V.
1,745	6.00%, 11/15/2021	2,068
		11,201
		12,089
Computer and Electronic Product Manufacturing - 0.5%
	Computer and Peripheral Equipment Manufacturing - 0.4%
	Hewlett-Packard Co.
2,970	2.65%, 06/01/2016	3,030
6,385	4.75%, 06/02/2014	6,669
	Seagate HDD Cayman
6,495	6.88%, 05/01/2020	6,982
		16,681
	Navigational, Measuring and Control Instruments - 0.1%
	Esterline Technologies Corp.
1,890	7.00%, 08/01/2020 ‡	2,086

	Semiconductor, Electronic Component Manufacturing - 0.0%
	Jabil Circuit, Inc.
1,345	4.70%, 09/15/2022	1,340

		20,107
Construction - 0.1%
	Residential Building Construction - 0.1%
	D.R. Horton, Inc.
1,245	6.50%, 04/15/2016	1,382
	Pulte Homes, Inc.
800	7.88%, 06/15/2032	884
	Ryland Group, Inc.
785	5.38%, 10/01/2022	803
		3,069
Fabricated Metal Product Manufacturing - 0.2%
	Boiler, Tank and Shipping Container Manufacturing - 0.1%
	Ball Corp.
2,080	5.00%, 03/15/2022	2,163
2,330	6.75%, 09/15/2020	2,569
		4,732
	Other Fabricated Metal Product Manufacturing - 0.1%
	Crown Americas, Inc.
1,005	4.50%, 01/15/2023 ■	975
2,400	6.25%, 02/01/2021	2,622
	Masco Corp.
575	5.95%, 03/15/2022	647
		4,244
	Spring and Wire Product Manufacturing - 0.0%
	Anixter International, Inc.
805	5.63%, 05/01/2019	855

		9,831
Finance and Insurance - 14.4%
	Captive Auto Finance - 0.2%
	Credit Acceptance Corp.
1,611	9.13%, 02/01/2017	1,752
	Ford Motor Credit Co. LLC
2,245	3.00%, 06/12/2017	2,303
3,600	5.88%, 08/02/2021	4,118
475	6.63%, 08/15/2017	554
		8,727
	Commercial Banking - 0.8%
	Barclays Bank plc
11,775	6.05%, 12/04/2017 ■	13,125
	BNP Paribas
11,625	2.38%, 09/14/2017	11,797
3,800	3.25%, 03/11/2015	3,940
	Santander Holdings USA, Inc.
2,116	4.63%, 04/19/2016	2,263
		31,125
	Consumer Lending - 0.0%
	Minerva Luxembourg S.A.
1,645	7.75%, 01/31/2023 ■	1,764

	Depository Credit Banking - 2.9%
	Bank of America Corp.
5,965	2.00%, 01/11/2018	5,937
6,500	5.63%, 07/01/2020	7,585
6,365	5.75%, 12/01/2017	7,362
4,000	5.88%, 01/05/2021	4,724
3,700	7.63%, 06/01/2019	4,700

4

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.2% - (continued)
Finance and Insurance - 14.4% - (continued)
	Depository Credit Banking - 2.9% - (continued)
	Citigroup, Inc.
$4,075	1.30%, 04/01/2016	$4,075
6,490	4.05%, 07/30/2022	6,704
7,800	4.59%, 12/15/2015	8,455
1,427	4.88%, 05/07/2015	1,521
4,102	6.13%, 08/25/2036	4,691
8,900	6.63%, 06/15/2032	10,609
4,839	8.50%, 05/22/2019	6,447
	HSBC Holdings plc
5,500	6.80%, 06/01/2038 ‡	7,030
	HSBC USA, Inc.
3,950	1.63%, 01/16/2018	3,946
	PNC Bank NA
2,235	6.00%, 12/07/2017	2,660
2,924	6.88%, 04/01/2018	3,629
	PNC Funding Corp.
9,000	5.25%, 11/15/2015	9,962
	Wells Fargo & Co.
7,000	1.50%, 07/01/2015	7,116
4,165	3.45%, 02/13/2023	4,193
4,000	4.60%, 04/01/2021	4,568
		115,914
	Insurance Carriers - 1.1%
	American International Group, Inc.
4,595	2.38%, 08/24/2015	4,713
2,865	3.80%, 03/22/2017	3,100
2,100	8.25%, 08/15/2018	2,721
	ING US, Inc.
1,995	5.50%, 07/15/2022 ■	2,207
	Massachusetts Mutual Life Insurance Co.
2,993	8.88%, 06/01/2039 ■	4,627
	Nationwide Financial Services, Inc.
4,280	5.38%, 03/25/2021 ■	4,722
	Nationwide Mutual Insurance Co.
5,925	9.38%, 08/15/2039 ■	8,577
	Teachers Insurance & Annuity Association of America
6,248	6.85%, 12/16/2039 ■	8,337
	Wellpoint, Inc.
2,920	1.88%, 01/15/2018	2,957
		41,961
	International Trade Financing (Foreign Banks) - 0.6%
	Royal Bank of Scotland plc
7,875	2.55%, 09/18/2015	8,094
5,000	3.95%, 09/21/2015	5,331
4,995	6.13%, 12/15/2022	5,167
	TSMC Global LTD
4,920	0.95%, 04/03/2016 ■☼	4,919
		23,511
	Monetary Authorities - Central Bank - 0.3%
	Lloyds Banking Group plc
3,090	6.50%, 09/14/2020 ■	3,465
	Santander U.S. Debt S.A.
8,000	3.72%, 01/20/2015 ■	8,087
		11,552
	Nondepository Credit Banking - 2.4%
	American Express Co.
9,000	7.25%, 05/20/2014	9,660
	Capital One Financial Corp.
8,063	2.15%, 03/23/2015	8,229
4,000	6.15%, 09/01/2016	4,598
	CIT Group, Inc.
45	5.00%, 05/15/2017	48
75	5.38%, 05/15/2020	82
6,443	5.50%, 02/15/2019 ■	7,071
1,175	6.63%, 04/01/2018 ■	1,340
	Discover Financial Services, Inc.
5,970	5.20%, 04/27/2022	6,699
	General Electric Capital Corp.
10,029	4.38%, 09/16/2020 ‡	11,200
11,900	5.30%, 02/11/2021	13,642
8,490	5.63%, 05/01/2018 ‡	10,048
725	5.88%, 01/14/2038	845
3,900	6.25%, 12/15/2022 ♠	4,280
	Provident Funding Associates L.P.
1,901	10.25%, 04/15/2017 ■	2,119
	SLM Corp.
8,745	7.25%, 01/25/2022	9,772
3,755	8.45%, 06/15/2018	4,450
		94,083
	Other Financial Investment Activities - 0.3%
	Fresenius Medical Care US Finance II, Inc.
596	9.00%, 07/15/2015 ■	682
	Ladder Capital Finance Holdings LLC
971	7.38%, 10/01/2017 ■	1,015
	State Street Corp.
7,610	4.96%, 03/15/2018	8,645
		10,342
	Other Investment Pools and Funds - 0.2%
	Fibria Overseas Finance Ltd.
3,875	7.50%, 05/04/2020 ■	4,313
	Ineos Finance plc
649	8.38%, 02/15/2019 ■	718
1,780	9.00%, 05/15/2015 ■	1,873
		6,904
	Real Estate Investment Trust (REIT) - 1.2%
	Brandywine Operating Partnership L.P.
6,200	3.95%, 02/15/2023	6,220
	DuPont Fabros Technology L.P.
1,900	8.50%, 12/15/2017	2,042
	HCP, Inc.
4,000	2.63%, 02/01/2020	4,026
	Health Care, Inc.
6,155	2.25%, 03/15/2018	6,211
2,260	4.13%, 04/01/2019	2,450
	Host Hotels & Resorts L.P.
3,825	6.00%, 11/01/2020 ‡	4,236
	Kimco Realty Corp.
1,390	4.30%, 02/01/2018	1,546
	Liberty Property L.P.
2,165	3.38%, 06/15/2023	2,150
1,930	4.13%, 06/15/2022	2,040

5

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.2% - (continued)
Finance and Insurance - 14.4% - (continued)
	Real Estate Investment Trust (REIT) - 1.2% - (continued)
	Realty Income Corp.
$3,966	3.25%, 10/15/2022	$3,883
	Ventas Realty L.P.
2,895	2.00%, 02/15/2018	2,911
3,425	2.70%, 04/01/2020	3,436
6,400	3.25%, 08/15/2022	6,371
		47,522
	Sales Financing - 0.2%
	Imerial Tobacco Finance plc
5,900	3.50%, 02/11/2023 ■	5,952
	Securities and Commodity Contracts and Brokerage - 4.2%
	Bear Stearns & Co., Inc.
292	5.55%, 01/22/2017	333
365	7.25%, 02/01/2018	454
	Goldman Sachs Group, Inc.
9,205	5.75%, 01/24/2022 ‡	10,703
6,637	6.00%, 06/15/2020	7,833
4,400	6.45%, 05/01/2036 ‡	4,744
14,265	6.75%, 10/01/2037	15,985
	JP Morgan Chase & Co.
14,970	3.15%, 07/05/2016 ‡	15,872
12,145	4.35%, 08/15/2021 ‡	13,398
800	4.50%, 01/24/2022 ‡	877
6,375	6.00%, 01/15/2018 ‡	7,576
	Merrill Lynch & Co., Inc.
3,006	5.70%, 05/02/2017	3,355
24,775	6.05%, 05/16/2016	27,545
5,580	7.75%, 05/14/2038	7,437
	Morgan Stanley
2,545	1.75%, 02/25/2016	2,565
7,610	4.88%, 11/01/2022	8,067
2,850	5.63%, 09/23/2019	3,277
2,750	5.75%, 01/25/2021	3,178
17,500	6.25%, 08/28/2017	20,366
4,550	6.38%, 07/24/2042	5,467
	UBS AG Stamford CT
6,890	7.63%, 08/17/2022	7,699
		166,731
		566,088
Health Care and Social Assistance - 1.6%
	General Medical and Surgical Hospitals - 0.5%
	Community Health Systems, Inc.
4,445	5.13%, 08/15/2018	4,656
	HCA, Inc.
4,160	6.50%, 02/15/2020	4,693
2,135	7.25%, 09/15/2020 ‡	2,362
3,177	7.50%, 11/15/2095	2,860
1,140	8.50%, 04/15/2019 ‡	1,258
	Memorial Sloan-Kettering Cancer Center
4,710	5.00%, 07/01/2042	5,358
		21,187
	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
8,046	8.35%, 07/10/2031 ■	10,943

	Offices and Physicians - 0.1%
	Partners Healthcare System, Inc.
2,815	3.44%, 07/01/2021	2,961

	Pharmaceutical and Medicine Manufacturing - 0.6%
	AbbVie, Inc.
4,145	1.75%, 11/06/2017 ■	4,195
7,340	2.00%, 11/06/2018 ■	7,428
	Express Scripts Holding Co.
2,910	2.10%, 02/12/2015	2,973
	Gilead Sciences, Inc.
3,564	4.40%, 12/01/2021 ‡	4,012
	Mylan, Inc.
2,250	6.00%, 11/15/2018 ■	2,470
	Zoetis, Inc.
1,830	3.25%, 02/01/2023 ■	1,856
		22,934
	Specialty Hospital-Except Psychiatric & Drug Abuse - 0.1%
	Fresenius Medical Care U.S. Finance II, Inc.
3,185	5.63%, 07/31/2019 ■	3,496

		61,521
Information - 2.4%
	Cable and Other Program Distribution - 0.6%
	CSC Holdings, Inc.
725	7.63%, 07/15/2018	841
	DISH DBS Corp.
7,130	5.88%, 07/15/2022	7,478
7,530	7.88%, 09/01/2019	8,923
	Rogers Communications, Inc.
1,745	8.75%, 05/01/2032	2,577
	TCI Communications, Inc.
2,025	8.75%, 08/01/2015	2,391
		22,210
	Data Processing Services - 0.1%
	Audatex North America, Inc.
2,001	6.75%, 06/15/2018 ■	2,146

	Internet Publishing and Broadcasting - 0.0%
	Netflix, Inc.
1,535	5.38%, 02/01/2021 ■	1,523

	Other Information Services - 0.1%
	Cox Communications, Inc.
3,735	3.25%, 12/15/2022 ■	3,794
	InterActiveCorp
505	4.75%, 12/15/2022 ■	494
		4,288
	Satellite Telecommunications - 0.1%
	Hughes Satellite Systems Corp.
2,050	6.50%, 06/15/2019 ‡	2,250

	Software Publishers - 0.0%
	Brocade Communications Systems, Inc.
960	4.63%, 01/15/2023 ■	929

6

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS – 33.2% - (continued)
Information - 2.4% - (continued)
	Telecommunications - Other - 0.5%
	Sprint Nextel Corp.
$3,745	7.00%, 03/01/2020 ■	$4,363
1,306	9.00%, 11/15/2018 ■	1,615
	Telefonica Emisiones SAU
3,520	3.99%, 02/16/2016	3,669
	UPCB Finance III Ltd.
1,084	6.63%, 07/01/2020 ■	1,165
	UPCB Finance VI Ltd.
3,070	6.88%, 01/15/2022 ■	3,339
	Vivendi S.A.
3,610	2.40%, 04/10/2015 ■	3,681
	Wind Acquisition Finance S.A.
3,470	7.25%, 02/15/2018 ■	3,608
		21,440
	Telecommunications - Wired Carriers - 0.6%
	Deutsche Telekom International Finance B.V.
7,065	3.13%, 04/11/2016 ■	7,456
	Paetec Holding Corp.
698	9.88%, 12/01/2018	801
	Unitymedia Hessen GmbH & Co.
1,650	5.50%, 01/15/2023 ■	1,696
2,539	7.50%, 03/15/2019 ■	2,777
	Videotron Ltee
915	9.13%, 04/15/2018	961
	Windstream Corp.
465	6.38%, 08/01/2023 ■	462
1,625	7.50%, 04/01/2023	1,722
1,475	7.75%, 10/15/2020	1,600
4,356	7.88%, 11/01/2017	4,977
		22,452
	Telecommunications - Wireless Carriers - 0.1%
	Qwest Corp.
1,330	7.20%, 11/10/2026	1,341
1,906	7.25%, 10/15/2035	1,954
	SBA Telecommunications, Inc.
310	5.75%, 07/15/2020 ■	323
		3,618
	Wireless Communications Services - 0.3%
	Altice Financing S.A.
1,745	7.88%, 12/15/2019 ■	1,903
	Verizon Communications, Inc.
700	2.45%, 11/01/2022	662
5,020	6.40%, 02/15/2038	6,038
	Vimpelcom Holdings
3,915	5.95%, 02/13/2023 ■	3,890
		12,493
		93,349
Machinery Manufacturing - 0.3%
	Agriculture, Construction, Mining and Machinery - 0.3%
	Case New Holland, Inc.
9,901	7.88%, 12/01/2017	11,584

Mining - 0.7%
	Coal Mining - 0.3%
	Consol Energy, Inc.
925	8.00%, 04/01/2017	999
	Peabody Energy Corp.
1,370	6.00%, 11/15/2018	1,455
4,355	6.50%, 09/15/2020	4,638
5,250	7.38%, 11/01/2016	5,985
		13,077
	Metal Ore Mining - 0.3%
	Freeport-McMoRan Copper & Gold, Inc.
11,350	3.88%, 03/15/2023 ■	11,383

	Nonmetallic Mineral Mining and Quarrying - 0.1%
	FMG Resources Pty Ltd.
815	6.00%, 04/01/2017 ■	837
1,299	7.00%, 11/01/2015 ■	1,361
	Vulcan Materials Co.
200	7.15%, 11/30/2037	205
440	7.50%, 06/15/2021	518
		2,921
		27,381
Miscellaneous Manufacturing - 0.4%
	Aerospace Product and Parts Manufacturing - 0.3%
	BE Aerospace, Inc.
4,056	5.25%, 04/01/2022	4,183
3,059	6.88%, 10/01/2020	3,384
	Bombardier, Inc.
4,540	7.75%, 03/15/2020 ■	5,221
		12,788
	Other Miscellaneous Manufacturing - 0.1%
	Owens-Brockway Glass Container, Inc.
2,690	7.38%, 05/15/2016	3,093

		15,881
Motor Vehicle and Parts Manufacturing - 0.5%
	Motor Vehicle Manufacturing - 0.3%
	Daimler Finance NA LLC
13,725	1.25%, 01/11/2016 ■	13,772

	Motor Vehicle Parts Manufacturing - 0.2%
	Tenneco, Inc.
2,110	6.88%, 12/15/2020	2,318
	TRW Automotive, Inc.
5,010	7.25%, 03/15/2017 ■	5,793
		8,111
		21,883
Nonmetallic Mineral Product Manufacturing - 0.2%
	Glass and Glass Product Manufacturing - 0.2%
	Ardagh Packaging Finance plc
1,985	7.38%, 10/15/2017 ■	2,174
	Silgan Holdings, Inc.
5,315	5.00%, 04/01/2020	5,461
		7,635
Paper Manufacturing - 0.1%
	Converted Paper Product Manufacturing - 0.0%
	Clearwater Paper Corp.
385	4.50%, 02/01/2023 ■	377

7

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS – 33.2% - (continued)
Paper Manufacturing - 0.1% - (continued)
	Pulp, Paper and Paperboard Mills - 0.1%
	P.H. Glatfelter Co.
$745	5.38%, 10/15/2020	$781
	Rock-Tenn Co.
360	3.50%, 03/01/2020	368
2,690	4.00%, 03/01/2023	2,720
		3,869
		4,246
Petroleum and Coal Products Manufacturing - 1.9%
	Natural Gas Distribution - 0.1%
	Ferrellgas Partners L.P.
2,770	6.50%, 05/01/2021	2,860

	Oil and Gas Extraction - 1.4%
	Anadarko Petroleum Corp.
3,565	6.38%, 09/15/2017 ╦	4,255
	Chesapeake Energy Corp.
1,394	2.50%, 05/15/2037۞	1,336
2,178	6.88%, 08/15/2018	2,336
	Continental Resources, Inc.
2,775	5.00%, 09/15/2022	2,948
	Denbury Resources, Inc.
1,290	4.63%, 07/15/2023	1,245
	Everest Acquisition LLC
898	9.38%, 05/01/2020	1,037
	Gazprom Neft OAO via GPN Capital S.A.
2,786	4.38%, 09/19/2022 ■	2,748
	Harvest Operations Corp.
1,695	6.88%, 10/01/2017	1,894
	Hornbeck Offshore Services, Inc.
920	5.88%, 04/01/2020	952
	Newfield Exploration Co.
7,055	5.75%, 01/30/2022	7,549
	Nexen, Inc.
2,735	7.50%, 07/30/2039	3,976
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035	7,431
	Petrobras International Finance Co.
1,900	5.38%, 01/27/2021	2,050
6,950	5.75%, 01/20/2020	7,655
	Pioneer Natural Resources Co.
660	6.65%, 03/15/2017	774
2,090	7.50%, 01/15/2020	2,659
	Range Resources Corp.
1,950	6.75%, 08/01/2020	2,145
	Seadrill Ltd.
2,440	5.63%, 09/15/2017 ■	2,464
		55,454
	Petroleum and Coal Products Manufacturing - 0.2%
	MEG Energy Corp.
1,105	6.38%, 01/30/2023 ■	1,149
	Rosneft Oil Co.
2,245	3.15%, 03/06/2017 ■	2,256
	Valero Energy Corp.
4,791	9.38%, 03/15/2019	6,537
		9,942
	Support Activities For Mining - 0.2%
	Transocean, Inc.
1,120	5.05%, 12/15/2016	1,244
4,375	6.38%, 12/15/2021	5,094
		6,338
		74,594
Pipeline Transportation - 0.6%
	Pipeline Transportation of Natural Gas - 0.6%
	El Paso Corp.
2,075	7.00%, 06/15/2017	2,373
1,602	7.80%, 08/01/2031	1,781
	Energy Transfer Equity L.P.
6,377	7.50%, 10/15/2020 ‡	7,350
	Kinder Morgan Energy Partners L.P.
4,000	6.85%, 02/15/2020 ‡	5,017
	Kinder Morgan Finance Co.
3,980	6.00%, 01/15/2018 ■	4,404
	MarkWest Energy Partners L.P.
685	5.50%, 02/15/2023	717
1,299	6.25%, 06/15/2022	1,400
		23,042
Plastics and Rubber Products Manufacturing - 0.1%
	Rubber Product Manufacturing - 0.1%
	Continental Rubber of America Corp.
2,995	4.50%, 09/15/2019 ■	3,062

Primary Metal Manufacturing - 0.1%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
	ArcelorMittal
2,975	9.50%, 02/15/2015	3,362

Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.0%
	Lamar Media Corp.
955	5.88%, 02/01/2022	1,034

	Computer Systems Design and Related Services - 0.1%
	Flextronics International Ltd.
455	4.63%, 02/15/2020 ■	460
680	5.00%, 02/15/2023 ■	678
	Lender Processing Services, Inc.
1,320	5.75%, 04/15/2023	1,376
		2,514
		3,548
Real Estate, Rental and Leasing - 0.9%
	Activities Related To Real Estate - 0.1%
	Duke Realty L.P.
4,000	3.63%, 04/15/2023	4,005

	Automotive Equipment Rental and Leasing - 0.0%
	Ashtead Capital, Inc.
295	6.50%, 07/15/2022 ■	320
	United Rentals North America, Inc.
139	5.75%, 07/15/2018	151
		471

8

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.2% - (continued)
Real Estate, Rental and Leasing - 0.9% - (continued)
	General Rental Centers - 0.2%
	ERAC USA Finance Co.
$6,130	6.38%, 10/15/2017 ■╦	$7,374

	Industrial Machinery and Equipment Rental and Leasing - 0.6%
	Air Lease Corp.
2,575	4.50%, 01/15/2016	2,672
	International Lease Finance Corp.
1,585	5.75%, 05/15/2016	1,712
13,570	5.88%, 04/01/2019 ‡	14,658
1,885	6.25%, 05/15/2019	2,064
1,597	8.88%, 09/01/2017	1,920
		23,026
		34,876
Retail Trade - 1.4%
	Automobile Dealers - 0.1%
	AutoNation, Inc.
2,685	5.50%, 02/01/2020	2,913

	Automotive Parts, Accessories and Tire Stores - 0.2%
	AutoZone, Inc.
9,535	3.70%, 04/15/2022	9,839

	Building Material and Supplies Dealers - 0.1%
	Building Materials Corp.
3,474	6.75%, 05/01/2021 ■	3,795
1,962	7.50%, 03/15/2020 ■	2,144
		5,939
	Clothing Stores - 0.1%
	Ltd. Brands, Inc.
5,470	5.63%, 02/15/2022	5,798
370	6.95%, 03/01/2033	383
		6,181
	Direct Selling Establishments - 0.4%
	AmeriGas Partners L.P.
1,554	6.25%, 08/20/2019	1,655
	Energy Transfer Partners
5,965	3.60%, 02/01/2023	5,936
6,110	6.50%, 02/01/2042 ‡	6,981
		14,572
	Electronics and Appliance Stores - 0.1%
	Arcelik AS
2,810	5.00%, 04/03/2023 ■☼	2,783

	Other Miscellaneous Store Retailers - 0.4%
	Hutchison Whampoa International Ltd.
10,500	2.00%, 11/08/2017 ■	10,585
	Sally Holdings LLC
1,515	5.75%, 06/01/2022	1,582
	Sotheby's
2,390	5.25%, 10/01/2022 ■	2,414
		14,581
		56,808
Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Avon Products, Inc.
1,060	2.38%, 03/15/2016	1,074

Transportation Equipment Manufacturing - 0.1%
	Ship and Boat Building - 0.1%
	Huntington Ingalls Industries, Inc.
3,925	6.88%, 03/15/2018 ‡	4,268

Truck Transportation - 0.3%
	Specialized Freight Trucking - 0.3%
	Penske Truck Leasing Co.
10,465	2.88%, 07/17/2018 ■	10,671

Utilities - 1.3%
	Electric Generation, Transmission and Distribution - 1.3%
	AES (The) Corp.
890	9.75%, 04/15/2016	1,061
	AES El Salvador Trust
2,300	6.75%, 02/01/2016 §	2,300
	Calpine Corp.
4,860	7.50%, 02/15/2021 ■	5,334
621	7.50%, 02/15/2021 §	681
2,083	7.88%, 01/15/2023 ■	2,312
	Carolina Power & Light Co.
2,065	4.10%, 05/15/2042	2,061
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015	8,399
	Dolphin Subsidiary II, Inc.
6,895	7.25%, 10/15/2021	7,309
	EDP Finance B.V.
2,520	4.90%, 10/01/2019 ■	2,533
	MidAmerican Energy Holdings Co.
8,665	8.48%, 09/15/2028	12,927
	Pacific Gas & Electric Co.
3,708	8.25%, 10/15/2018	4,973
		49,890
Wholesale Trade - 0.3%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.3%
	Heineken N.V.
2,880	1.40%, 10/01/2017 ■	2,867
	SABMiller Holdings, Inc.
6,840	2.45%, 01/15/2017 ■	7,120
2,425	3.75%, 01/15/2022 ■	2,596
		12,583
	Total corporate bonds
	(cost $1,227,255)	$1,303,765

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Mexico - 0.2%
	United Mexican States
$7,260	4.75%, 03/08/2044	$7,532

9

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 0.3% - (continued)
	Russia - 0.1%
	Russian Federation
$4,400	3.25%, 04/04/2017 ■	$4,604

	Total foreign government obligations
	(cost $11,540)	$12,136

MUNICIPAL BONDS - 1.2%
	General Obligations - 0.5%
	California State GO
$3,180	7.50%, 04/01/2034	$4,426
1,195	7.60%, 11/01/2040	1,749
	California State GO, Taxable
10,720	7.55%, 04/01/2039	15,476
		21,651
	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, System Facs Rev Build America Bonds
2,020	5.79%, 11/01/2041	2,668

	Tax Allocation - 0.0%
	Industry, CA, Urban Development Agency
275	6.10%, 05/01/2024	270

	Utilities - Electric - 0.3%
	Municipal Elec Auth Georgia
10,065	6.64%, 04/01/2057	11,900

	Utilities - Water and Sewer - 0.3%
	San Franciso City & County, CA, Public Utilities
8,320	6.00%, 11/01/2040	10,392

	Total municipal bonds
	(cost $40,550)	$46,881

SENIOR FLOATING RATE INTERESTS♦ - 3.1%
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.1%
	Audio Visual Services Group, Inc.
$1,167	6.75%, 11/09/2018	$1,161
	ISS A/S
705	03/24/2018 ◊☼	706
		1,867
Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Delta Air Lines, Inc.
970	5.25%, 10/18/2018	985
	United Airlines, Inc.
1,460	04/01/2019 ◊☼	1,473
		2,458
Apparel Manufacturing - 0.0%
	Apparel Knitting Mills - 0.0%
	PVH Corp.
745	3.25%, 02/13/2020	752

Arts, Entertainment and Recreation - 0.3%
	Cable and Other Subscription Programming - 0.1%
	Kabel Deutschland Holding AG
2,135	3.25%, 02/01/2019	2,155

	Gambling Industries - 0.1%
	Caesars Entertainment Operating Co., Inc.
2,876	4.45%, 01/28/2018 ☼	2,629
1,375	5.45%, 01/28/2018 ☼	1,273
	MGM Resorts International
1,382	4.25%, 12/20/2019	1,403
	Rock Ohio Caesars LLC
450	03/28/2019 ◊☼	452
		5,757
	Newspaper, Periodical, Book and Database Publisher - 0.1%
	Tribune Co.
3,287	4.00%, 12/31/2019	3,313

	Spectator Sports - 0.0%
	Penn National Gaming, Inc.
438	3.75%, 07/16/2018	441

		11,666
Chemical Manufacturing - 0.1%
	Basic Chemical Manufacturing - 0.1%
	Huntsman International LLC, Extended
	Term Loan B
800	2.85%, 04/19/2017 ☼	805
	Pinnacle Operating Corp.
896	6.75%, 11/15/2018	904
	PQ Corp.
1,347	4.50%, 08/07/2017	1,361
		3,070
	Other Chemical and Preparations Manufacturing - 0.0%
	DuPont Performance Coatings, Inc.
295	4.75%, 02/01/2020	299
	Monarch, Inc.
730	09/12/2019 ◊☼	738
		1,037
	Paint, Coating and Adhesive Manufacturing - 0.0%
	Tronox, Inc.
1,115	07/31/2020 ◊☼	1,130
		5,237
Computer and Electronic Product Manufacturing - 0.0%
	Semiconductor, Electronic Components - 0.0%
	NXP Semiconductors N.V.
1,581	4.75%, 01/10/2020	1,614

	Construction - 0.0%
	Construction - Other Specialty Trade Contractors - 0.0%
	Brand Energy & Infrastructure Services, Inc.
658	6.25%, 10/23/2018	664

10

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 3.1% - (continued)
Construction - 0.0% - (continued)
	Other Heavy Construction - 0.0%
	Aluma Systems, Inc.
$158	6.25%, 10/23/2018	$159

		823
Educational Services - 0.0%
	Educational Support Services - 0.0%
	Bright Horizons Family Solutions, Inc.
325	4.00%, 01/30/2020	327

Finance and Insurance - 0.3%
	Agencies, Brokerages and Other Insurance - 0.0%
	USI Insurance Services LLC
898	5.25%, 12/27/2019	907

	Captive Auto Finance - 0.2%
	Chrysler Group LLC
4,331	6.00%, 05/24/2017	4,407
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
1,696	4.20%, 11/29/2013	1,671
		6,078
	Insurance Carriers - 0.0%
	Asurion LLC
1,104	4.50%, 05/24/2019	1,115

	Other Financial Investment Activities - 0.1%
	BNY ConvergEX Group LLC
735	8.75%, 12/18/2017	723
	Nuveen Investments, Inc.
1,665	5.20%, 05/13/2017	1,695
	Ocwen Financial Corp.
420	5.00%, 02/15/2018	427
	Walter Investment Management
2,039	5.75%, 11/28/2017	2,071
		4,916
		13,016
Food Manufacturing - 0.2%
	Other Food Manufacturing - 0.2%
	H. J. Heinz Co.
5,110	03/27/2020 ◊☼	5,154
	Hostess Brands, Inc.
365	03/21/2020 ◊☼	373
	U.S. Foodservice, Inc.
1,153	5.75%, 03/31/2017	1,167
		6,694
Food Services - 0.0%
	Full-Service Restaurants - 0.0%
	OSI Restaurant Partners LLC
1,277	4.75%, 10/28/2019	1,294

Furniture and Related Product Manufacturing - 0.1%
	Household, Institution Furniture, Kitchen Cabinet - 0.1%
	Tempur-Pedic International, Inc.
1,192	5.00%, 03/18/2020	1,208

	Other Furniture Related Product Manufacturing - 0.0%
	Wilsonart International Holding LLC
713	5.50%, 10/31/2019	722

		1,930
Health Care and Social Assistance - 0.0%
	Medical Equipment and Supplies Manufacturing - 0.0%
	Kinetic Concepts, Inc.
433	5.50%, 05/04/2018	440

	Scientific Research and Development Services - 0.0%
	IMS Health, Inc.
652	3.75%, 09/01/2017	659

		1,099
Information - 0.6%
	Cable and Other Program Distribution - 0.1%
	UPC Financing Partnership
760	4.00%, 01/31/2021	772
	Virgin Media Finance plc
2,650	02/15/2020 ◊☼	2,637
		3,409
	Data Processing Services - 0.1%
	First Data Corp.
435	5.20%, 09/24/2018	438
	First Data Corp., Extended 1st Lien Term Loan
5,740	4.20%, 03/23/2018 ☼	5,715
		6,153
	Software Publishers - 0.2%
	Epicor Software Corp.
442	4.50%, 05/16/2018	447
	Kronos, Inc.
2,135	4.50%, 10/30/2019	2,160
410	9.75%, 04/30/2020	427
	Lawson Software, Inc.
2,090	5.25%, 04/05/2018	2,121
	Web.com Group, Inc.
1,672	5.50%, 10/27/2017 ☼	1,684
		6,839
	Telecommunications - Other - 0.1%
	Nine Entertainment Group Ltd
1,245	02/05/2020 ◊☼	1,247
	Sorenson Communications, Inc.
1,770	8.76%, 10/31/2014 ☼	1,792
	Warner Music Group Corp.
528	5.25%, 11/01/2018	536
		3,575
	Telecommunications - Wireless Carriers - 0.0%
	Alcatel-Lucent
494	7.25%, 01/30/2019	501
	Syniverse Holdings, Inc.
1,040	04/23/2019 ◊☼	1,042
		1,543

11

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 3.1% - (continued)
Information - 0.6% - (continued)
	Wireless Communications Services - 0.1%
	Leap Wireless International, Inc.
$2,750	03/01/2020 ◊☼	$2,765
	Windstream Corp.
479	3.50%, 01/23/2020	483
		3,248
		24,767
Mining - 0.2%
	Metal Ore Mining - 0.1%
	Fortescue Metals Group Ltd.
2,637	5.25%, 10/18/2017	2,667

	Mining and Quarrying Nonmetallic Mineral - 0.1%
	Arch Coal, Inc.
3,219	5.75%, 05/16/2018	3,271

		5,938
Miscellaneous Manufacturing - 0.1%
	Aerospace Product and Parts Manufacturing - 0.1%
	DigitalGlobe, Inc.
810	3.75%, 01/31/2020	820
	Hamilton Sundstrand Corp.
973	4.00%, 12/13/2019	980
	TransDigm Group, Inc.
219	3.75%, 02/28/2020	222
		2,022
	Miscellaneous Manufacturing - 0.0%
	Reynolds Group Holdings, Inc.
1,741	4.75%, 09/28/2018	1,765

		3,787
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Federal Mogul Corp., Tranche B Term Loan
1,515	2.14%, 12/29/2014	1,416
	Federal Mogul Corp., Tranche C Term Loan
773	2.14%, 12/28/2015	722
		2,138
Other Services - 0.0%
	Commercial/Industrial Machine and Equipment - 0.0%
	Apex Tool Group, LLC
225	4.50%, 01/31/2020	228

Petroleum and Coal Products Manufacturing - 0.0%
	Oil and Gas Extraction - 0.0%
	Ruby Western Pipeline Holdings LLC
1,400	03/31/2020 ◊☼	1,416

Pipeline Transportation - 0.1%
	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
3,745	4.50%, 04/30/2019	3,790

Plastics and Rubber Products Manufacturing - 0.1%
	Plastics Product Manufacturing - 0.1%
	Berry Plastics Group, Inc.
3,375	3.50%, 02/10/2020	3,366
	Consolidated Container Co.
1,194	5.00%, 07/03/2019	1,207
		4,573
Primary Metal Manufacturing - 0.1%
	Alumina and Aluminum Production and Processing - 0.1%
	Novelis, Inc.
5,275	3.75%, 03/10/2017 ☼	5,341

Professional, Scientific and Technical Services - 0.1%
	Professional Services - Computer System Design and Related - 0.1%
	MoneyGram International, Inc.
1,755	03/27/2020 ◊☼	1,769
	SunGard Data Systems, Inc.
800	4.50%, 01/31/2020	810
		2,579
Retail Trade - 0.4%
	Automobile Dealers - 0.0%
	TI Automotive Ltd.
925	03/14/2019 ◊☼	932

	Department Stores - 0.1%
	Neiman (The) Marcus Group, Inc.
2,835	4.00%, 05/16/2018	2,858

	Other Miscellaneous Store Retailers - 0.1%
	Aramark Corp.
645	08/22/2019 ◊☼	651
2,520	3.76%, 07/26/2016	2,532
	Rite Aid Corp.
710	4.00%, 02/21/2020	717
250	5.75%, 08/21/2020	259
		4,159
	Sporting Goods, Hobby and Musical Instrument Store - 0.2%
	EB Sports Corp.
5,188	11.50%, 12/31/2015 Þ	5,175
	Michaels Stores, Inc.
1,025	3.75%, 01/28/2020	1,034
		6,209
		14,158
Truck Transportation - 0.0%
	Freight Trucking - General - 0.0%
	Nexeo Solutions LLC
652	5.00%, 09/09/2017	651

Utilities - 0.1%
	Electric Generation, Transmission and Distribution - 0.1%
	Star West Generation LLC
3,015	5.00%, 03/13/2020	3,050

	Total senior floating rate interests
	(cost $119,570)	$121,193

12

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 41.2%
	FHLMC - 7.2%
$75,691	2.56%, 10/25/2020 ►	$1,484
33,562	2.86%, 08/25/2018 ►	3,118
21,500	3.00%, 04/15/2042 ☼	22,078
70,000	3.50%, 04/15/2041 ☼	73,661
19,763	4.00%, 08/01/2025 - 04/15/2040 ☼	21,307
41,400	4.50%, 04/15/2040 ☼	44,285
9,132	4.89%, 05/15/2037 ►	1,634
74,177	5.50%, 10/01/2018 - 06/01/2041 ☼	80,497
7,314	5.95%, 01/15/2039	1,242
22,779	6.00%, 04/01/2017 - 11/01/2037	25,053
1,180	6.50%, 07/01/2031 - 12/01/2037	1,325
5	7.50%, 09/01/2029 - 11/01/2031	6
35,763	8.18%, 01/15/2041 ►	5,345
16,458	12.52%, 12/15/2036 ►	2,705
		283,740
	FNMA - 8.6%
7,776	2.14%, 11/01/2022	7,733
10,910	2.15%, 10/01/2022	10,910
5,218	2.20%, 12/01/2022	5,210
3,027	2.28%, 11/01/2022	3,039
2,565	2.34%, 11/01/2022	2,583
2,306	2.40%, 10/01/2022	2,335
2,022	2.42%, 11/01/2022	2,050
2,075	2.47%, 11/01/2022	2,109
36,600	2.50%, 04/12/2027 ☼	37,967
10,706	2.61%, 06/25/2042 ►	1,845
38,400	3.50%, 04/15/2026 - 04/15/2041 ☼	40,615
23,182	4.00%, 04/15/2025 - 10/01/2025 ☼	24,970
17,130	4.50%, 04/01/2025 - 08/01/2040	18,760
83,663	5.00%, 02/01/2018 - 04/25/2038	90,857
26,130	5.30%, 09/25/2040 ►	4,464
55,456	5.50%, 12/01/2013 - 01/01/2037	61,066
13,187	6.00%, 04/01/2013 - 02/01/2037	14,686
28	6.50%, 11/01/2014 - 07/01/2032	31
15,950	6.95%, 11/25/2039 ►	2,878
748	7.00%, 02/01/2016 - 10/01/2037	889
445	7.50%, 11/01/2015 - 05/01/2032	511
2	8.00%, 04/01/2032	2
17,620	10.30%, 10/25/2036 ►	3,141
		338,651
	GNMA - 25.4%
132,800	3.00%, 05/15/2043 ☼	138,818
315,100	3.50%, 04/15/2041 - 04/15/2042 ☼	338,551
163,255	4.00%, 04/15/2040 - 01/15/2041 ☼	178,126
176,603	4.50%, 11/15/2039 - 07/15/2041 ☼	195,118
70,858	5.00%, 08/15/2039 - 06/20/2040	78,491
9,922	5.50%, 03/15/2033 - 10/20/2034	11,136
45,979	6.00%, 12/15/2031 - 06/15/2041 ☼	51,773
6,646	6.50%, 06/15/2028 - 09/15/2032	7,693
21	7.00%, 06/20/2030 - 08/15/2031	26
4	8.50%, 11/15/2024	5
		999,737
	Total U.S. government agencies
	(cost $1,581,477)	$1,622,128

U.S. GOVERNMENT SECURITIES - 22.8%
U.S. Treasury Securities - 22.8%
	U.S. Treasury Bonds - 6.5%
$27,325	2.75%, 11/15/2042	$25,327
29,848	3.13%, 11/15/2041 ‡	30,025
1,309	3.75%, 08/15/2041 ‡	1,481
30,512	4.38%, 05/15/2041 ‡	38,278
49,873	4.75%, 02/15/2041 ‡	66,237
28,421	5.38%, 02/15/2031	39,536
35,425	6.25%, 05/15/2030 ‡	53,497
		254,381
	U.S. Treasury Notes - 16.3%
31,238	0.25%, 01/31/2014 - 10/31/2014 ‡	31,252
50,000	0.63%, 07/15/2014 ‡	50,272
351,508	0.88%, 11/30/2016 - 04/30/2017 ‡	355,714
34,319	1.00%, 10/31/2016 □	34,954
14,675	1.88%, 09/30/2017 ‡	15,463
129,160	2.00%, 04/30/2016	135,547
16,975	3.13%, 04/30/2017 ‡	18,716
		641,918
		896,299
	Total U.S. government securities
	(cost $889,457)	$896,299

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Interest Rate Contracts - 0.0%
	Interest Rate Swaption USD
88,740	Expiration: 07/31/2013, Exercise Rate:
	1.98%	$790

	Total put options purchased
	(cost $843)	$790

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.2%
	Diversified Banks - 0.1%
2	U.S. Bancorp	$2,077

	Other Diversified Financial Services - 0.1%
122	Citigroup Capital XIII	3,481

	Total preferred stocks
	(cost $4,974)	$5,558

	Total long-term investments
	(cost $4,476,962)	$4,639,410

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $2,440,
	collateralized by U.S. Treasury Note
	0.25% - 0.880%, 2014 - 2017, value of
	$2,489)
$2,440	0.19%, 03/28/2013	$2,440

13

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% - (continued)
Repurchase Agreements - 2.0% - (continued)
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in
	the amount of $9,546, collateralized by
	FHLMC 3.50%, 2042, FNMA 3.00% -
	4.00%, 2042, U.S. Treasury Note 0.25%,
	2014, value of $9,737)
$9,546	0.17%, 03/28/2013		$9,546
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in
	the amount of $17,390, collateralized by
	U.S. Treasury Bill 0.11% - 0.13%, 2013,
	value of $17,738)
17,390	0.15%, 03/28/2013		17,390
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $25,687,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $26,200)
25,687	0.15%, 03/28/2013		25,687
	Deutsche Bank Securities TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $465,
	collateralized by FNMA 4.00% - 6.00%,
	2039 - 2040, value of $474)
465	0.25%, 03/28/2013		465
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in
	the amount of $14,003, collateralized by
	U.S. Treasury Note 0.25% - 4.25%, 2013 -
	2023, value of $14,283)
14,003	0.16%, 03/28/2013		14,003
	TD Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in
	the amount of $10,827, collateralized by
	FHLMC 3.50%, 2026 - 2042, FNMA
	3.00% - 3.50%, 2032 - 2043, value of
	$11,043)
10,827	0.20%, 03/28/2013		10,827
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$148, collateralized by U.S. Treasury
	Note 0.25%, 2015, value of $151)
148	0.14%, 03/28/2013		148
			80,506
	Total short-term investments
	(cost $80,506)		$80,506

	Total investments
	(cost $4,557,468) ▲	120.0%	$4,719,916
	Other assets and liabilities	(20.0)%	(785,721)
	Total net assets	100.0%	$3,934,195

14

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $4,566,781 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$172,044
Unrealized Depreciation	(18,909)
Net Unrealized Appreciation	$153,135

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $15,466 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $33,875, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2013.

Þ	This security may pay interest in additional principal instead of cash.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $431,751, which represents 11.0% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $2,981, which represents 0.1% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at March 31, 2013.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $785,914 at March 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2013.

15

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at March 31, 2013 as listed in the table below:

					Unrealized
	Number of	Expiration			Appreciation/
Description	Contracts*	Date	Notional Amount	Market Value ╪	(Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	569	06/28/2013	$125,430	$125,438	$8
U.S. Treasury 30-Year Bond Future	94	06/19/2013	$13,558	$13,580	$22
U.S. Treasury 5-Year Note Future	2,918	06/28/2013	$361,574	$361,992	$418
					$448
Short position contracts:
Euro-BUND Future	263	06/06/2013	$48,492	$49,049	$(557)
U.S. Treasury 10-Year Note Future	2,947	06/19/2013	$387,571	$388,958	$(1,387)
U.S. Treasury CME Ultra Long Term Bond Future	193	06/19/2013	$30,527	$30,416	$111
					$(1,833)
					$(1,385)

* The number of contracts does not omit 000's.

Foreign Currency Contracts Outstanding at March 31, 2013

						Unrealized
						Appreciation/
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	(Depreciation)
EUR	Sell	04/04/2013	BOA	$1,112	$1,112	$–
EUR	Sell	04/01/2013	JPM	10	10	–
EUR	Sell	04/03/2013	JPM	219	220	(1)
NOK	Buy	04/30/2013	MSC	22,965	22,989	24
SEK	Sell	04/30/2013	DEUT	11,801	11,735	66
SEK	Sell	04/30/2013	JPM	11,794	11,734	60
						$149

16

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at March 31, 2013

				(Pay)/Receive		Upfront
				Fixed Rate /		Premiums		Unrealized
		Notional		Implied Credit	Expiration	Paid/	Market	Appreciation/
Reference Entity	Counterparty	Amount (a)		Spread (b)	Date	(Received)	Value ╪	(Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY		$1,564	(0.32)%	07/25/45	$884	$480	$(404)
ABX.HE.AAA.06	BCLY		13,467	(0.18)%	07/25/45	1,409	270	(1,139)
ABX.HE.AAA.06	BOA		6,752	(0.18)%	07/25/45	367	135	(232)
ABX.HE.AAA.06	GSC		14,914	(0.18)%	07/25/45	1,305	298	(1,007)
ABX.HE.AAA.06	MSC		5,111	(0.18)%	07/25/45	418	102	(316)
ABX.HE.PENAAA.06	BOA		3,001	(0.11)%	05/25/46	683	552	(131)
ABX.HE.PENAAA.06	GSC		2,826	(0.11)%	05/25/46	707	520	(187)
ABX.HE.PENAAA.06	JPM		5,228	(0.11)%	05/25/46	1,276	961	(315)
ABX.HE.PENAAA.06	MSC		3,559	(0.11)%	05/25/46	863	655	(208)
ABX.HE.PENAAA.07	JPM		5,568	(0.09)%	08/25/37	2,290	1,988	(302)
CDX.NA.HY.19	JPM		99,685	(5.00)%	12/20/17	(1,170)	(4,083)	(2,913)
CMBX.NA.A.1	DEUT		5,450	(0.35)%	10/12/52	2,518	2,255	(263)
CMBX.NA.A.1	GSC		2,510	(0.35)%	10/12/52	1,135	1,038	(97)
CMBX.NA.AA.1	CSI		6,640	(0.25)%	10/12/52	1,518	1,432	(86)
CMBX.NA.AA.1	DEUT		6,550	(0.25)%	10/12/52	1,384	1,413	29
CMBX.NA.AA.1	UBS		7,925	(0.25)%	10/12/52	1,704	1,710	6
CMBX.NA.AA.1	UBS		14,230	(0.25)%	10/12/52	3,625	3,070	(555)
CMBX.NA.AA.2	BOA		7,960	(0.15)%	03/15/49	3,024	3,004	(20)
CMBX.NA.AJ.1	DEUT		1,430	(0.84)%	10/12/52	100	107	7
CMBX.NA.AJ.1	MSC		2,550	(0.84)%	10/12/52	178	190	12
CMBX.NA.AJ.4	MSC		4,775	(0.96)%	02/17/51	1,868	1,439	(429)
CMBX.NA.AM.2	CSI		7,960	(0.50)%	03/15/49	488	402	(86)
CMBX.NA.AM.2	DEUT		7,960	(0.50)%	03/15/49	458	402	(56)
CMBX.NA.AM.3	CSI		7,460	(0.50)%	12/13/49	746	725	(21)
CMBX.NA.AM.4	MSC		12,150	(0.50)%	02/17/51	2,809	1,309	(1,500)
CMBX.NA.AM.4	UBS		935	(0.50)%	02/17/51	229	101	(128)
ITRX.EUR.19	GSC	EUR	76,565	(1.00)%	06/20/23	5,049	5,503	454
ITRX.XOV.19	GSC	EUR	5,220	(5.00)%	06/20/18	(28)	(28)	–
Total						$35,837	$25,950	$(9,887)
Sell protection:
ABX.HE.AAA.06	CSI		$2,270	0.11%	05/25/46	$(738)	$(694)	$44
ABX.HE.AAA.06	JPM		2,270	0.11%	05/25/46	(737)	(694)	43
CDX.EM.ex-EU.18	GSC		89,215	5.00%	12/20/17	10,664	9,075	(1,589)
CDX.NA.IG.19	GSC		19,525	1.00%	12/20/17	114	164	50
CDX.NA.IG.19	MSC		233,260	1.00%	12/20/17	240	1,954	1,714
CDX.NA.IG.20	GSC		58,445	1.00%	06/20/18	323	269	(54)
CMBX.NA.AA.4	MSC		11,130	1.65%	02/17/51	(7,010)	(6,970)	40
CMBX.NA.AAA.2	DEUT		7,869	0.07%	03/15/49	(442)	(175)	267
CMBX.NA.AAA.3	DEUT		7,810	0.08%	12/13/49	(459)	(246)	213
CMBX.NA.AAA.3	JPM		29,185	0.08%	12/13/49	(2,148)	(918)	1,230
CMBX.NA.AAA.3	UBS		9,035	0.08%	12/13/49	(743)	(285)	458
CMBX.NA.AAA.5	MSC		6,348	0.35%	02/15/51	(505)	(209)	296
CMBX.NA.AAA.6	UBS		26,840	0.50%	05/11/63	(674)	(943)	(269)
CMBX.NA.AJ.3	CSI		6,170	1.47%	12/13/49	(1,935)	(1,829)	106
CMBX.NA.AJ.3	MSC		1,290	1.47%	12/13/49	(404)	(383)	21
CMBX.NA.AJ.3	UBS		5,475	1.47%	12/13/49	(2,154)	(1,624)	530
CMBX.NA.BB.6	CSI		6,995	5.00%	05/11/63	(65)	(509)	(444)
CMBX.NA.BB.6	GSC		1,675	5.00%	05/11/63	(82)	(122)	(40)
CMBX.NA.BB.6	JPM		295	5.00%	05/11/63	5	(22)	(27)
CMBX.NA.BB.6	MSC		2,300	5.00%	05/11/63	(15)	(168)	(153)
CMBX.NA.BB.6	UBS		6,550	5.00%	05/11/63	(16)	(476)	(460)
CMBX.NA.BBB-.6	CSI		2,405	3.00%	05/11/63	(134)	(167)	(33)
CMBX.NA.BBB-.6	MSC		1,745	3.00%	05/11/63	(100)	(121)	(21)

17

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at March 31, 2013 - (continued)

				(Pay)/Receive		Upfront
				Fixed Rate /		Premiums		Unrealized
		Notional		Implied Credit	Expiration	Paid/	Market	Appreciation/
Reference Entity	Counterparty	Amount (a)		Spread (b)	Date	(Received)	Value ╪	(Depreciation)
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
ITRX.EUR.19	DEUT	EUR	16,415	1.00%	06/20/18	$(277)	$(270)	$7
ITRX.EUR.19	GSC	EUR	119,780	1.00%	06/20/18	(1,316)	(1,969)	(653)
PrimeX.ARM.1	MSC		3,110	4.42%	06/25/36	90	328	238
PrimeX.ARM.2	MSC		9,409	4.58%	06/25/36	(690)	314	1,004
Total						$(9,208)	$(6,690)	$2,518
Total traded indices						$26,629	$19,260	$(7,369)
Credit default swaps on single-name issues:
Buy protection:
Banco Santander S.A.	BCLY		$10,100	(1.00)% / 2.37%	03/20/15	$511	$268	$(243)
						$27,140	$19,528	$(7,612)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on March 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at March 31, 2013

						Upfront
						Premiums		Unrealized
			Notional		Expiration	Paid/	Market	Appreciation/
Counterparty	Payments made by Fund	Payments received by Fund	Amount *		Date	(Received)	Value ╪	(Depreciation)
GSC	1.73% Fixed	6M EURIBOR	EUR	74,000	01/09/23	$–	$(721)	$(721)
JPM	2.00% Fixed	3M LIBOR		34,500	03/20/23	$(203)	$(1)	$202
JPM	3M STIBOR	2.16% Fixed	SEK	615,000	01/09/23	–	(1,140)	(1,140)
						$(203)	$(1,862)	$(1,659)

* Notional shown in U.S. dollars unless otherwise noted.

Spreadlock Swap Contracts Outstanding at March 31, 2013

Upfront
				Premiums		Unrealized
		Notional	Determination	Paid/	Market	Appreciation/
Counterparty	Strike	Amount	Date	(Received)	Value ╪	(Depreciation)
JPM	0.80%	$319,000	09/20/13	–	173	173

* This is a spreadlock swap between the 10 Year interest rate swap curve and the yield to maturity on a 30 year FNMA. If the yield to maturity on the 30 year FNMA minus the 10 year CMS (constant maturity swap curve) rate is greater than 0.80%, the Fund will receive money from the counterparty based on this differential. If the yield to maturity on the 30 year FNMA minus the 10 year CMS rate is less than 0.80%, the Fund will pay the counterparty.

18

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Securities Sold Short Outstanding at March 31, 2013

				Unrealized
	Principal			Appreciation/
Description	Amount	Maturity Date	Market Value ╪	Depreciation
FNMA TBA, 3.00%	$16,400	04/15/2043	$16,915	$(174)
FNMA TBA, 4.00%	11,600	04/15/2040	12,367	(30)
FNMA TBA, 5.50%	127,300	04/15/2040	138,836	(392)
GNMA TBA, 3.00%	120,000	04/15/2042	125,344	(909)
GNMA TBA, 3.50%	26,100	04/15/2042	27,906	(175)
GNMA TBA, 4.00%	2,800	04/15/2040	3,052	(12)
GNMA TBA, 4.50%	60,000	04/15/2040	65,672	(328)
			$390,092	$(2,020)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
EUR	EURO
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.XOV	Markit iTraxx Index - Europe Crossover
ITRX.EUR	Markit iTraxx - Europe
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Municipal Bond Abbreviations:
GO	General Obligation
Rev	Revenue

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
STIBOR	Stockholm Interbank Offer Rate

19

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$630,660	$–	$530,253	$100,407
Corporate Bonds	1,303,765	–	1,288,752	15,013
Foreign Government Obligations	12,136	–	12,136	–
Municipal Bonds	46,881	–	46,881	–
Preferred Stocks	5,558	3,481	2,077	–
Put Options Purchased	790	–	790	–
Senior Floating Rate Interests	121,193	–	121,193	–
U.S. Government Agencies	1,622,128	–	1,622,128	–
U.S. Government Securities	896,299	–	896,299	–
Short-Term Investments	80,506	–	80,506	–
Total	$4,719,916	$3,481	$4,601,015	$115,420
Credit Default Swaps *	6,769	–	6,769	–
Foreign Currency Contracts *	150	–	150	–
Futures *	559	559	–	–
Interest Rate Swaps *	202	–	202	–
Spreadlock Swaps *	173	–	173	–
Total	$7,853	$559	$7,294	$–
Liabilities:
Securities Sold Short	$390,092	$–	$390,092	$–
Total	$390,092	$–	$390,092	$–
Credit Default Swaps *	14,381	–	14,381	–
Foreign Currency Contracts *	1	–	1	–
Futures *	1,944	1,944	–	–
Interest Rate Swaps *	1,861	–	1,861	–
Total	$18,187	$1,944	$16,243	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

20

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3 *	31, 2013
Assets:
Asset & Commercial Mortgage
Backed Securities	$90,626	$3,665	$2,134	†	$2,221	$34,975	$(19,307)	$—	$(13,907)	$100,407
Corporate Bonds	8,928	83	(117	)‡	(1)	7,702	(1,582)	—	—	15,013
Total	$99,554	$3,748	$2,017		$2,220	$42,677	$(20,889)	$—	$(13,907)	$115,420

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $3,529.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $(117).

Distribution by Credit Quality

as of March 31, 2013

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	5.3%
Aa / AA	3.0
A	7.4
Baa / BBB	17.9
Ba / BB	10.0
B	3.7
Caa / CCC or Lower	5.8
Unrated	0.7
U.S. Government Agencies and Securities	64.0
Non-Debt Securities and Other Short-Term Instruments	2.2
Other Assets & Liabilities	(20.0)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

21

Hartford Value HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4%
	Automobiles and Components - 0.8%
71	General Motors Co. ●	$1,987
261	Goodyear (The) Tire & Rubber Co. ●	3,295
		5,282
	Banks - 6.9%
249	BB&T Corp.	7,823
227	PNC Financial Services Group, Inc.	15,064
671	Wells Fargo & Co.	24,804
		47,691
	Capital Goods - 11.0%
68	3M Co.	7,195
92	Boeing Co.	7,889
156	Eaton Corp. plc	9,567
574	General Electric Co.	13,261
102	Illinois Tool Works, Inc.	6,241
129	Ingersoll-Rand plc	7,099
95	PACCAR, Inc.	4,812
248	Spirit Aerosystems Holdings, Inc. ●	4,702
103	Stanley Black & Decker, Inc.	8,368
79	United Technologies Corp.	7,352
		76,486
	Commercial and Professional Services - 0.6%
131	Tyco International Ltd.	4,205

	Consumer Durables and Apparel - 0.9%
252	Newell Rubbermaid, Inc.	6,585

	Diversified Financials - 11.4%
115	Ameriprise Financial, Inc.	8,479
44	BlackRock, Inc.	11,303
277	Citigroup, Inc.	12,274
129	Credit Suisse Group ADR	3,384
67	Goldman Sachs Group, Inc.	9,887
50	IntercontinentalExchange, Inc. ●	8,186
534	JP Morgan Chase & Co.	25,348
230	Solar Cayman Ltd. ⌂■●†	16
		78,877
	Energy - 12.9%
88	Anadarko Petroleum Corp.	7,719
195	Chevron Corp.	23,190
29	EOG Resources, Inc.	3,727
170	Exxon Mobil Corp.	15,303
229	Halliburton Co.	9,258
195	Marathon Oil Corp.	6,581
95	Noble Corp.	3,623
127	Occidental Petroleum Corp.	9,920
73	Royal Dutch Shell plc ADR	4,895
142	Southwestern Energy Co. ●	5,294
		89,510
	Food and Staples Retailing - 1.4%
179	CVS Caremark Corp.	9,853

	Food, Beverage and Tobacco - 4.8%
74	Anheuser-Busch InBev N.V.	7,415
118	General Mills, Inc.	5,836
49	Kraft Foods Group, Inc.	2,512
93	PepsiCo, Inc.	7,356
107	Philip Morris International, Inc.	9,914
		33,033
	Health Care Equipment and Services - 3.8%
113	Baxter International, Inc.	8,224
135	Covidien plc	9,188
162	UnitedHealth Group, Inc.	9,264
		26,676
	Insurance - 8.6%
163	ACE Ltd.	14,541
206	American International Group, Inc. ●.	7,981
74	Chubb Corp.	6,483
286	Marsh & McLennan Cos., Inc.	10,860
155	Principal Financial Group, Inc.	5,276
85	Swiss Re Ltd.	6,942
258	Unum Group	7,290
		59,373
	Materials - 5.7%
110	Barrick Gold Corp.	3,237
190	Dow Chemical Co.	6,064
108	E.I. DuPont de Nemours & Co.	5,321
153	International Paper Co.	7,141
142	Mosaic Co.	8,447
88	Nucor Corp.	4,079
314	Steel Dynamics, Inc.	4,984
		39,273
	Media - 2.9%
106	CBS Corp. Class B	4,964
213	Comcast Corp. Class A	8,963
202	Thomson Reuters Corp.	6,552
		20,479
	Pharmaceuticals, Biotechnology and Life Sciences - 8.1%
80	Amgen, Inc.	8,164
84	Johnson & Johnson	6,870
293	Merck & Co., Inc.	12,953
456	Pfizer, Inc.	13,171
40	Roche Holding AG	9,385
143	Teva Pharmaceutical Industries Ltd. ADR	5,686
		56,229
	Retailing - 5.2%
20	AutoZone, Inc. ●	7,773
3,040	Buck Holdings L.P. ⌂●†	2,614
98	Home Depot, Inc.	6,857
115	Kohl's Corp.	5,305
226	Lowe's Co., Inc.	8,578
93	Nordstrom, Inc.	5,137
		36,264
	Semiconductors and Semiconductor Equipment - 3.3%
162	Analog Devices, Inc.	7,514
375	Intel Corp.	8,193
192	Xilinx, Inc.	7,334
		23,041
	Software and Services - 1.1%
265	Microsoft Corp.	7,574

	Technology Hardware and Equipment - 4.8%
943	Cisco Systems, Inc.	19,726
420	EMC Corp. ●	10,039

1

Hartford Value HLS Fund
Schedule of Investments — (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.4% - (continued)
	Technology Hardware and Equipment - 4.8% - (continued)
134	Hewlett-Packard Co.		$3,204
			32,969
	Telecommunication Services - 2.2%
413	AT&T, Inc.		15,170

	Utilities - 3.0%
126	Edison International		6,315
74	Entergy Corp.		4,651
46	NextEra Energy, Inc.		3,542
152	Northeast Utilities		6,614
			21,122
	Total common stocks
	(cost $529,823)		$689,692

	Total long-term investments
	(cost $529,823)		$689,692

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $40,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $41)
$40	0.19%, 03/28/2013		$40
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $158, collateralized by FHLMC
	3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
	U.S. Treasury Note 0.25%, 2014, value of
	$161)
158	0.17%, 03/28/2013		158
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $288, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value of
	$294)
288	0.15%, 03/28/2013		288
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $425,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $434)
425	0.15%, 03/28/2013		425
	Deutsche Bank Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $8, collateralized by FNMA
	4.00% - 6.00%, 2039 - 2040, value of $8)
8	0.25%, 03/28/2013		8
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $232, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 - 2023,
	value of $236)
232	0.16%, 03/28/2013		232
	TD Securities TriParty Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$179, collateralized by FHLMC 3.50%,
	2026 - 2042, FNMA 3.00% - 3.50%, 2032 -
	2043, value of $183)
179	0.20%, 03/28/2013		179
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$3, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $3)
3	0.14%, 03/28/2013		3
			1,333
	Total short-term investments
	(cost $1,333)		$1,333

	Total investments
	(cost $531,156) ▲	99.6%	$691,025
	Other assets and liabilities	0.4%	2,599
	Total net assets	100.0%	$693,624

2

Hartford Value HLS Fund
Schedule of Investments — (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $536,915 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$172,585
Unrealized Depreciation	(18,475)
Net Unrealized Appreciation	$154,110

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2013, the aggregate value of these securities was $2,630, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	$549
03/2007	230	Solar Cayman Ltd. - 144A	67

At March 31, 2013, the aggregate value of these securities was $2,630, which represents 0.4% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

3

Hartford Value HLS Fund
Schedule of Investments — (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$689,692	$670,735	$16,327	$2,630
Short-Term Investments	1,333	–	1,333	–
Total	$691,025	$670,735	$17,660	$2,630

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance
	of	Realized	Unrealized					Transfers	Transfers	as of
	December	Gain	Appreciation		Net			Into	Out of	March 31,
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	2013
Assets:
Common Stocks	$2,190	$—	$440	*	$—	$—	$—	$—	$—	$2,630
Total	$2,190	$—	$440		$—	$—	$—	$—	$—	$2,630

* Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $440.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 14, 2013	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 14, 2013	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: May 14, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer